Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Bond Debenture Portfolio
Developing Growth Portfolio
Dividend Growth Portfolio
Fundamental Equity Portfolio
Growth and Income Portfolio
Growth Opportunities Portfolio
Mid Cap Stock Portfolio
Short Duration Income Portfolio
Total Return Portfolio

For the period ended March 31, 2021

Schedule of Investments (unaudited)

BOND-DEBENTURE PORTFOLIO March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 99.13%

ASSET-BACKED SECURITIES 5.75%

Automobiles 0.26%
ACC Trust 2018-1 C†	6.81%		2/21/2023	$71	$71,623
Carvana Auto Receivables Trust NP1 2020-N1A E†	5.20%		7/15/2027	1,250	1,345,416
Westlake Automobile Receivables Trust 2021-1A F†	3.91%		9/15/2027	1,618	1,618,739
Total					3,035,778

Credit Cards 0.22%
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	2,555	2,657,821

Other 5.27%
AMMC CLO XII Ltd. 2013-12A DR†	2.895% (3 Mo. LIBOR + 2.70%	)#	11/10/2030	391	366,503
Apex Credit CLO LLC 2017-2A B†	2.037% (3 Mo. LIBOR + 1.85%	)#	9/20/2029	522	522,872
Apidos CLO XXXV 2021-35A D†	Zero Coupon	#(a)	4/20/2034	680	680,000
Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2I†	4.194%		6/7/2049	1,607	1,657,329
Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2II†	4.723%		6/7/2049	325	343,570
Babson CLO Ltd. 2016-1A DR†	3.268% (3 Mo. LIBOR + 3.05%	)#	7/23/2030	900	890,817
Bain Capital Credit CLO 2019-2A D†	4.123% (3 Mo. LIBOR + 3.90%	)#	10/17/2032	260	260,415
Battalion CLO XV Ltd. 2019-16A B†	2.224% (3 Mo. LIBOR + 2.00%	)#	12/19/2032	1,714	1,719,374
Benefit Street Partners CLO XIX Ltd. 2019-19A B†	2.241% (3 Mo. LIBOR + 2.00%	)#	1/15/2033	578	580,040
BlueMountain CLO XXVIII Ltd. 2021-28A D†	3.013% (3 Mo. LIBOR + 2.90%	)#	4/15/2034	970	969,983
Carlyle US CLO Ltd. 2019-4A B†	2.941% (3 Mo. LIBOR + 2.70%	)#	1/15/2033	1,141	1,146,183
Carlyle US CLO Ltd. 2021-1A B†	1.991% (3 Mo. LIBOR + 1.80%	)#	4/15/2034	750	749,999
Carlyle US CLO Ltd. 2021-1A C†	2.991% (3 Mo. LIBOR + 2.80%	)#	4/15/2034	970	969,994

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Cedar Funding VI CLO Ltd. 2016-6A DR†	3.224% (3 Mo. LIBOR + 3.00%	)#	10/20/2028	$657	$657,124
CIFC Funding Ltd. 2021-1A C†	1.936% (3 Mo. LIBOR + 1.80%	)#	4/25/2033	590	589,907
CIFC Funding Ltd. 2021-1A D†	3.086% (3 Mo. LIBOR + 2.95%	)#	4/25/2033	920	920,407
Dryden 61 Clo Ltd. 2018-61A CR†	Zero Coupon	#(a)	1/17/2032	940	940,155
Dryden 61 Clo Ltd. 2018-61A DR†	Zero Coupon	#(a)	1/17/2032	1,110	1,110,306
Eaton Vance CLO Ltd. 2013-1A B3R†	2.31% (3 Mo. LIBOR + 2.15%	)#	1/15/2034	490	493,010
Eaton Vance CLO Ltd. 2013-1A C3R†	3.56% (3 Mo. LIBOR + 3.40%	)#	1/15/2034	810	812,898
Elmwood CLO VIII Ltd. 2021-1A C1†	2.066% (3 Mo. LIBOR + 1.95%	)#	1/20/2034	1,080	1,080,012
Elmwood CLO VIII Ltd. 2021-1A D1†	3.116% (3 Mo. LIBOR + 3.00%	)#	1/20/2034	810	810,007
Greywolf CLO III Ltd. 2020-3RA A1R†	1.512% (3 Mo. LIBOR + 1.29%	)#	4/15/2033	1,399	1,402,860
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	2.368% (3 Mo. LIBOR + 2.15%	)#	7/25/2027	465	459,905
Halcyon Loan Advisors Funding Ltd. 2017-2A A2†	1.923% (3 Mo. LIBOR + 1.70%	)#	1/17/2030	680	680,261
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	1,307	1,379,642
Jamestown CLO VII Ltd. 2015-7A BR†	1.868% (3 Mo. LIBOR + 1.65%	)#	7/25/2027	1,202	1,187,096
Kayne CLO 10 Ltd. 2021-10A C†	Zero Coupon	#(a)	4/23/2034	370	370,003
Kayne CLO 10 Ltd. 2021-10A D†	Zero Coupon	#(a)	4/23/2034	370	370,002
Kayne CLO 5 Ltd. 2019-5A A†	1.568% (3 Mo. LIBOR + 1.35%	)#	7/24/2032	2,300	2,305,905
Kayne CLO Ltd. 2018 1A DR†	2.818% (3 Mo. LIBOR + 2.65%	)#	7/15/2031	410	401,969
Kayne CLO Ltd. 2020-7A A1†	1.423% (3 Mo. LIBOR + 1.20%	)#	4/17/2033	3,316	3,330,343
KKR CLO 29 Ltd-29A C†	Zero Coupon	#(a)	1/15/2032	350	347,744
KKR CLO 9 Ltd. 9 B1R†	1.991% (3 Mo. LIBOR + 1.75%	)#	7/15/2030	500	500,642
KKR CLO Ltd. 18 D†	3.826% (3 Mo. LIBOR + 3.60%	)#	7/18/2030	390	388,253
KVK CLO Ltd. 2013-A BR†	1.684% (3 Mo. LIBOR + 1.45%	)#	1/14/2028	268	268,424

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Madison Park Funding XI Ltd. 2013-11A BR2†	Zero Coupon	#(a)	7/23/2029	$910	$910,000
Marble Point CLO XVII Ltd. 2020-1A A†	1.524% (3 Mo. LIBOR + 1.30%	)#	4/20/2033	2,050	2,050,876
Marble Point CLO XVII Ltd. 2020-1A B†	1.994% (3 Mo. LIBOR + 1.77%	)#	4/20/2033	652	653,583
Mariner Finance Issuance Trust 2021-AA A†	1.86%		3/20/2036	2,573	2,568,587
Mountain View CLO 2017-1A BR†	1.973% (3 Mo. LIBOR + 1.75%	)#	10/16/2029	762	764,412
Mountain View CLO LLC 2016-1A DR†	3.934% (3 Mo. LIBOR + 3.70%	)#	4/14/2033	530	530,077
Mountain View CLO X Ltd. 2015-10A BR†	1.575% (3 Mo. LIBOR + 1.35%	)#	10/13/2027	1,336	1,332,467
Neuberger Berman Loan Advisers CLO Ltd. 2019-35A A1†	1.563% (3 Mo. LIBOR + 1.34%	)#	1/19/2033	750	753,901
OCP CLO Ltd. 2019-16A DR†	Zero Coupon	#(a)	4/10/2033	500	500,000
Octagon Investment Partners 29 Ltd. 2016-1A AR†	1.398% (3 Mo. LIBOR + 1.18%	)#	1/24/2033	1,250	1,252,980
Octagon Investment Partners 48 Ltd. 2020-3A A†	1.732% (3 Mo. LIBOR + 1.50%	)#	10/20/2031	2,000	2,009,718
Octagon Investment Partners XXI Ltd. 2014-1A CR3†	2.944% (3 Mo. LIBOR + 2.75%	)#	2/14/2031	900	882,695
OHA Credit Funding 8 Ltd. 2021-8A C†	2.088% (3 Mo. LIBOR + 1.90%	)#	1/18/2034	810	810,127
OHA Credit Funding 8 Ltd. 2021-8A D†	3.038% (3 Mo. LIBOR + 2.85%	)#	1/18/2034	650	650,055
OneMain Financial Issuance Trust 2020-2A D†	3.45%		9/14/2035	1,583	1,676,266
OZLM Funding III Ltd. 2013-3A A2AR†	2.172% (3 Mo. LIBOR + 1.95%	)#	1/22/2029	1,200	1,200,794
Palmer Square CLO Ltd. 2021-1A B†	Zero Coupon	#(a)	4/20/2034	370	370,000
Palmer Square CLO Ltd. 2021-1A C†	Zero Coupon	#(a)	4/20/2034	510	510,000
Planet Fitness Master Issuer LLC 2018-1A A2I†	4.262%		9/5/2048	1,516	1,523,319
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	1,895	1,942,541

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	$855	$822,329
Regatta VI Funding Ltd. 2016-1A DR†	2.924% (3 Mo. LIBOR + 2.70%	)#	7/20/2028	250	247,363
Regatta XVI Funding Ltd. 2019-2A B†	2.291% (3 Mo. LIBOR + 2.05%	)#	1/15/2033	2,300	2,308,998
Regatta XVIII Funding Ltd. 2021-1A B†	Zero Coupon	#(a)	1/15/2034	1,060	1,060,018
Regatta XVIII Funding Ltd. 2021-1A D†	Zero Coupon	#(a)	1/15/2034	1,060	1,060,031
Signal Peak CLO 4 Ltd. 2017-4A D†	3.265% (3 Mo. LIBOR + 3.05%	)#	10/26/2029	694	690,851
TCI-Flatiron Clo Ltd. 2018-1A BR†	1.544% (3 Mo. LIBOR + 1.40%	)#	1/29/2032	250	248,002
TCI-Flatiron Clo Ltd. 2018-1A CR†	1.894% (3 Mo. LIBOR + 1.75%	)#	1/29/2032	500	494,804
TCI-Flatiron Clo Ltd. 2018-1A DR†	2.894% (3 Mo. LIBOR + 2.75%	)#	1/29/2032	250	245,676
TCW CLO AMR Ltd. 2019-1A C†	2.087% (3 Mo. LIBOR + 1.89%	)#	2/15/2029	910	908,419
West CLO Ltd. 2014-2A BR†	1.973% (3 Mo. LIBOR + 1.75%	)#	1/16/2027	459	457,968
Total					63,100,811
Total Asset-Backed Securities (cost $68,707,406)					68,794,410

				Shares (000)

COMMON STOCKS 8.84%

Advertising 0.15%
Snap, Inc. Class A*				35	1,848,138

Air Transportation 0.60%
Hawaiian Holdings, Inc.				131	3,488,169
JetBlue Airways Corp.*				180	3,667,058
Total					7,155,227

Auto Parts & Equipment 0.04%
Chassix Holdings, Inc.				59	446,062

Banking 0.89%
East West Bancorp, Inc.				24	1,741,975
Goldman Sachs Group, Inc. (The)				6	1,861,284
OneMain Holdings, Inc.				45	2,423,148

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

Investments	Shares (000)		Fair Value
Banking (continued)
Signature Bank/New York NY	5		$1,216,192
South State Corp.	21		1,678,230
SVB Financial Group*	4		1,797,910
Total			10,718,739

Beverages 0.50%
Boston Beer Co., Inc. (The) Class A*	4		4,758,775
Constellation Brands, Inc. Class A	5		1,222,536
Total			5,981,311

Building & Construction 0.10%
NVR, Inc.*	–	(b)	1,220,131

Building Materials 0.21%
Valmont Industries, Inc.	10		2,494,822

Chemicals 0.23%
Celanese Corp.	8		1,239,828
Scotts Miracle-Gro Co. (The)	6		1,475,699
Total			2,715,527

Diversified Capital Goods 0.13%
Trane Technologies plc (Ireland)(c)	8		1,279,448
UTEX Industries, Inc.	8		344,610
Total			1,624,058

Electronics 0.22%
Cognex Corp.	16		1,312,321
Trimble, Inc.*	17		1,306,483
Total			2,618,804

Energy: Exploration & Production 0.80%
Continental Resources, Inc.	185		4,782,251
Diamondback Energy, Inc.	16		1,179,000
PDC Energy, Inc.*	106		3,650,287
Total			9,611,538

Environmental 0.20%
Tetra Tech, Inc.	18		2,387,722

Hotels 0.10%
Marriott Vacations Worldwide Corp.	7		1,167,180

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

Investments	Shares (000)		Fair Value
Machinery 0.33%
Generac Holdings, Inc.*		4	$1,366,776
Toro Co. (The)		25	2,590,052
Total			3,956,828

Media: Content 0.05%
ROBLOX Corp.*(d)		9	597,992

Media: Diversified 0.39%
Lyft, Inc. Class A*		19	1,179,887
Walt Disney Co. (The)*		19	3,488,904
Total			4,668,791

Metals/Mining (Excluding Steel) 0.33%
Freeport-McMoRan, Inc.*		70	2,315,736
MMC Norilsk Nickel PJSC ADR		52	1,621,610
Total			3,937,346

Personal & Household Products 0.52%
Estee Lauder Cos., Inc. (The) Class A		11	3,089,118
Gibson Brands, Inc.		9	1,110,258	(e)
Pola Orbis Holdings, Inc.(f)	JPY	82	1,982,655
Remington Outdoor Co., Inc.		16	–	(g)(h)
Revlon, Inc. Class A		149	36,014
Total			6,218,045

Real Estate Investment Trusts 0.34%
CBRE Group, Inc. Class A*		23	1,858,689
Douglas Emmett, Inc.		73	2,277,254
Total			4,135,943

Recreation & Travel 0.10%
Royal Caribbean Cruises Ltd.		15	1,263,689

Restaurants 0.79%
McDonald’s Corp.		5	1,202,287
Shake Shack, Inc. Class A*		73	8,250,253
Total			9,452,540

Retail: Specialty 0.11%
AutoZone, Inc.*		1	1,293,360

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

Investments				Shares (000)	Fair Value
Software/Services 0.69%
Airbnb, Inc. Class A*(d)				23	$4,334,273
Alliance Data Systems Corp.				35	3,881,116
Total					8,215,389

Specialty Retail 0.64%
Claires Holdings LLC				1	266,807
Deckers Outdoor Corp.*				4	1,210,328
Five Below, Inc.*				13	2,434,099
Lowe’s Cos., Inc.				6	1,225,330
Tractor Supply Co.				8	1,333,766
Ulta Beauty, Inc.*				4	1,163,407
Total					7,633,737

Support: Services 0.16%
TopBuild Corp.*				9	1,866,021

Transportation: Infrastructure/Services 0.01%
ACBL Holdings Corp.				4	73,680	(e)

Trucking & Delivery 0.21%
AMERCO				2	1,230,101
Old Dominion Freight Line, Inc.				5	1,309,513
Total					2,539,614
Total Common Stocks (cost $94,410,092)					105,842,234

	Interest Rate		Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 0.16%

Automakers
Tesla, Inc. (cost $1,934,432)	2.00%		5/15/2024	$182	1,956,045

FLOATING RATE LOANS(i) 7.02%

Aerospace/Defense 0.21%
Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)(c)	8.50% (1 Mo. LIBOR + 6.50%)		3/6/2024	656	644,199
Alloy Finco Limited USD Holdco Term Loan PIK 13.50% (Jersey)(c)	0.50%		3/6/2025	1,028	637,382	(j)
TransDigm, Inc. 2020 Term Loan F	–	(k)	12/9/2025	1,230	1,206,238
Total					2,487,819

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Air Transportation 0.31%
American Airlines, Inc. 2017 Incremental Term Loan	2.106% (1 Mo. LIBOR + 2.00%)		12/15/2023	$1,999	$1,915,080
American Airlines, Inc. Repriced TL B due 2023	2.109% (1 Mo. LIBOR + 2.00%)		4/28/2023	669	639,781
JetBlue Airways Corporation Term Loan	6.25% (3 Mo. LIBOR + 5.25%)		6/17/2024	1,080	1,107,782
Total					3,662,643

Auto Parts & Equipment 0.08%
Truck Hero, Inc. 2021 Term Loan B	4.50% (1 Mo. LIBOR + 3.75%)		1/31/2028	957	955,688

Beverages 0.10%
Triton Water Holdings, Inc Term Loan (Spain)(c)	–	(k)	3/18/2028	1,148	1,144,734

Cable & Satellite Television 0.15%
Virgin Media Bristol LLC USD Term Loan N	–	(k)	1/31/2028	1,776	1,762,423

Chemicals 0.28%
Illuminate Buyer, LLC 2021 Term Loan	3.609% (1 Mo. LIBOR + 3.50%)		6/30/2027	1,124	1,120,302
Messer Industries GmbH 2018 USD Term Loan	–	(k)	3/1/2026	1,202	1,194,063
Starfruit Finco B.V 2018 USD Term Loan B (Netherlands)(c)	2.86% (1 Mo. LIBOR + 2.75%)		10/1/2025	1,102	1,086,744
Total					3,401,109

Consumer/Commercial/Lease Financing 0.10%
Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan	–	(k)	6/15/2025	1,214	1,199,164

Diversified Capital Goods 0.01%
UTEX Industries Inc. 2020 First Out Exit Term Loan A	8.50% (1 Mo. LIBOR + 7.00%)		11/1/2024	84	84,271
UTEX Industries Inc. 2020 Second Out Term Loan	5.25% (1 Mo. LIBOR + 5.25%)		12/3/2025	52	51,266
Total					135,537

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation 0.11%
EFS Cogen Holdings I LLC 2020 Term Loan B	4.50% (3 Mo. LIBOR + 3.50%)		10/1/2027	$1,107	$1,105,033
Frontera Generation Holdings LLC 2018 Term Loan B	4.44% (3 Mo. LIBOR + 4.25%)		5/2/2025	1,386	100,485
Frontera Generation Holdings LLC 2021 DIP Term Loan	13.11% - 14.00% (1 Mo. LIBOR + 13.00%)		11/5/2021	134	139,672	(j)
Total					1,345,190

Electric: Integrated 0.13%
Astoria Energy LLC 2020 Term Loan B	4.50% (3 Mo. LIBOR + 3.50%)		12/10/2027	1,510	1,513,307

Food: Wholesale 0.13%
Chobani, LLC 2020 Term Loan B	4.50% (1 Mo. LIBOR + 3.50%)		10/20/2027	650	650,806
JBS USA Lux S.A. 2019 Term Loan B (Luxembourg)(c)	2.109% (1 Mo. LIBOR + 2.00%)		5/1/2026	868	863,672
Total					1,514,478

Gaming 0.08%
Penn National Gaming, Inc. 2018 1st Lien Term Loan B	3.00% (1 Mo. LIBOR + 2.25%)		10/15/2025	944	942,012

Gas Distribution 0.13%

NorthRiver Midstream Finance LP 2018 Term Loan B (Canada)(c)	–	(k)	10/1/2025	1,588	1,568,864

Health Facilities 0.25%
Heartland Dental, LLC 2018 1st Lien Term Loan	3.609% (1 Mo. LIBOR + 3.50%)		4/30/2025	1,208	1,190,600
Select Medical Corporation 2017 Term Loan B	2.36% (1 Mo. LIBOR + 2.25%)		3/6/2025	1,822	1,815,162
Total					3,005,762

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Health Services 0.59%
Global Medical Response, Inc. 2020 Term Loan B	5.75% (3 Mo. LIBOR + 4.75%)		10/2/2025	$1,855	$1,851,892
National Mentor Holdings, Inc. 2021 Delayed Draw Term Loan(l)	0.50%		2/18/2028	187	186,155
National Mentor Holdings, Inc. 2021 Term Loan	4.50% (3 Mo. LIBOR + 3.75%)		2/18/2028	1,701	1,692,314
National Mentor Holdings, Inc. 2021 Term Loan C	4.50% (3 Mo. LIBOR + 3.75%)		2/18/2028	57	56,411
Parexel International Corporation Term Loan B	2.859% (1 Mo. LIBOR + 2.75%)		9/27/2024	1,167	1,155,085
RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B	3.859% (1 Mo. LIBOR + 3.75%)		11/16/2025	971	970,345
U.S. Renal Care, Inc. 2019 Term Loan B	5.109% (1 Mo. LIBOR + 5.00%)		6/26/2026	1,178	1,172,634
Total					7,084,836

Hotels 0.14%
Four Seasons Hotels Limited New 1st Lien Term Loan (Canada)(c)	–	(k)	11/30/2023	1,694	1,691,518

Insurance Brokerage 0.10%
Hub International Limited 2018 Term Loan B	2.97% - 3.22% (3 Mo. LIBOR + 2.75%) (3 Mo. LIBOR + 3.00%)		4/25/2025	1,161	1,145,944

Investments & Miscellaneous Financial Services 0.16%
Hudson River Trading LLC 2021 Term Loan	3.14% (3 Mo. LIBOR + 3.00%)		3/17/2028	1,967	1,952,721	(j)

Machinery 0.12%
Vertical Midco GmbH USD Term Loan B (Germany)(c)	4.478% (6 Mo. LIBOR + 4.25%)		7/30/2027	1,430	1,435,110

Media 0.05%
Cablevision Lightpath LLC Term Loan B	3.75% (1 Mo. LIBOR + 3.25%)		11/30/2027	594	593,530

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Media: Content 0.09%
Nexstar Broadcasting, Inc. 2018 Term Loan B3	–	(k)	1/17/2024	$1,126	$1,121,274

Personal & Household Products 0.37%
Coty Inc. 2018 USD Term Loan B	2.354% (3 Mo. LIBOR + 2.25%)		4/7/2025	1,681	1,620,136
FGI Operating Company, LLC Exit Term Loan	10.203% (3 Mo. LIBOR + 10.00%)		5/16/2022	106	23,278	(j)
Revlon Consumer Products Corporation 2020 Term Loan B2	3.676% (3 Mo. LIBOR + 3.50%)		6/30/2025	2,110	1,540,234
TGP Holdings III, LLC 2018 1st Lien Term Loan	5.00% (3 Mo. LIBOR + 4.00%)		9/25/2024	1,196	1,198,989
Total					4,382,637

Rail 0.14%
Genesee & Wyoming Inc. (New) Term Loan	2.203% (3 Mo. LIBOR + 2.00%)		12/30/2026	1,723	1,719,221

Recreation & Travel 0.32%
Alterra Mountain Company Term Loan B1	2.859% (1 Mo. LIBOR + 2.75%)		7/31/2024	1,124	1,106,795
Delta 2 (LUX) S.a.r.l. 2018 USD Term Loan (Luxembourg)(c)	3.50% (1 Mo. LIBOR + 2.50%)		2/1/2024	1,198	1,188,164
Motion Finco Sarl Delayed Draw Term Loan B2 (Luxembourg)(c)	3.453% (3 Mo. LIBOR + 3.25%)		11/12/2026	185	179,414
Motion Finco Sarl USD Term Loan B1 (Luxembourg)(c)	3.453% (3 Mo. LIBOR + 3.25%)		11/12/2026	1,400	1,355,397
Total					3,829,770

Restaurants 0.35%
IRB Holding Corp 2020 Term Loan B	2.953% (3 Mo. LIBOR + 2.75%) (6 Mo. LIBOR + 2.75%)		2/5/2025	1,763	1,750,727
Panera Bread Company Term Loan A	2.375% (1 Mo. LIBOR + 2.25%)		7/18/2022	1,810	1,776,980

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Restaurants (continued)
Zaxby’s Operating Company LLC 1st Lien Term Loan	4.50% (1 Mo. LIBOR + 3.75%)		12/28/2027	$684	$684,018
Total					4,211,725

Software/Services 0.94%
Cornerstone OnDemand, Inc. Term Loan B	4.361% (1 Mo. LIBOR + 4.25%)		4/22/2027	953	954,991
LogMeIn, Inc. Term Loan B	4.854% (1 Mo. LIBOR + 4.75%)		8/31/2027	3,993	3,987,031
Omnitracs, Inc. 2020 Incremental Term Loan	4.358% (1 Mo. LIBOR + 4.25%)		3/23/2025	1,105	1,099,567
Peraton Holding Corp Delayed Draw Term Loan B(l)	–	(k)	2/1/2028	948	949,211
Peraton Holding Corp Term Loan B	4.50% (3 Mo. LIBOR + 3.75%)		2/1/2028	538	539,353
RealPage, Inc Term Loan	–	(k)	2/17/2028	1,404	1,399,575
Tibco Software Inc. 2020 Term Loan B3	3.86% (1 Mo. LIBOR + 3.75%)		6/30/2026	1,137	1,124,579
Ultimate Software Group Inc. (The) Term Loan B	3.859% (1 Mo. LIBOR + 3.75%)		5/4/2026	1,201	1,201,129
Total					11,255,436

Specialty Retail 0.52%
BJ’s Wholesale Club, Inc. 2017 1st Lien Term Loan	2.106% (1 Mo. LIBOR + 2.00%)		2/3/2024	1,038	1,038,197
Claire’s Stores, Inc. 2019 Term Loan B	6.609% (1 Mo. LIBOR + 6.50%)		12/18/2026	679	646,351
Foundation Building Materials Holding Company LLC 2021 Term Loan	3.75% (1 Mo. LIBOR + 3.25%)		2/3/2028	682	677,020
Harbor Freight Tools USA, Inc. 2020 Term Loan B	3.75% (1 Mo. LIBOR + 3.00%)		10/19/2027	911	911,239
Petco Animal Supplies, Inc. 2021 Term Loan B	4.00% (3 Mo. LIBOR + 3.25%)		2/24/2028	1,582	1,578,201
Rent-A-Center, Inc. 2021 Term Loan B	4.75% (1 Mo. LIBOR + 4.00%)		2/17/2028	473	476,475

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Specialty Retail (continued)
Winterfell Financing Sarl EUR Term Loan B(f)	–	(k)	2/18/2028	EUR	806	$940,101
Total						6,267,584

Support: Services 0.79%
Avis Budget Car Rental, LLC 2020 Term Loan B	2.37% (1 Mo. LIBOR + 2.25%)		8/6/2027		$1,002	980,452
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	8.484% (3 Mo. LIBOR + 8.25%)		4/10/2026		1,300	1,321,860
NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan	3.357% (1 Mo. LIBOR + 3.25%)		10/20/2025		1,945	1,892,107
Park River Holdings Inc Term Loan	4.00% (3 Mo. LIBOR + 3.25%)		12/28/2027		756	752,479
Pike Corporation 2021 Incremental Term Loan B	3.13% (1 Mo. LIBOR + 3.00%)		1/21/2028		622	620,803
Sabre GLBL Inc. 2020 Term Loan B	4.75% (1 Mo. LIBOR + 4.00%)		12/17/2027		785	794,358
Team Health Holdings, Inc. 1st Lien Term Loan	3.75% (1 Mo. LIBOR + 2.75%)		2/6/2024		1,303	1,215,183
Trans Union, LLC 2019 Term Loan B5	1.859% (1 Mo. LIBOR + 1.75%)		11/16/2026		992	986,536
WEX Inc. 2021 Term Loan	–	(k)	3/18/2028		858	856,321
Total						9,420,099

Technology Hardware & Equipment 0.12%
Delta TopCo, Inc. 2020 Term Loan B	4.50% (3 Mo. LIBOR + 3.75%)		12/1/2027		1,453	1,453,675

Theaters & Entertainment 0.15%
AMC Entertainment Holdings, Inc. 2019 Term Loan B	–	(k)	4/22/2026		2,051	1,780,006
Total Floating Rate Loans (cost $84,323,418)						83,983,816

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
FOREIGN GOVERNMENT OBLIGATIONS 1.92%

Angola 0.25%
Republic of Angola†(c)	9.125%	11/26/2049		$1,720	$1,604,373
Republic of Angola†(c)	9.375%	5/8/2048		1,483	1,402,058
Total					3,006,431

Argentina 0.06%
Province of Santa Fe†(c)	6.90%	11/1/2027		1,003	692,080

Bermuda 0.14%
Bermuda Government International Bond†	2.375%	8/20/2030		896	880,320
Bermuda Government International Bond†	3.375%	8/20/2050		794	771,927
Total					1,652,247

Egypt 0.23%
Arab Republic of Egypt†(c)	5.577%	2/21/2023		2,626	2,739,456

Ghana 0.09%
Republic of Ghana†(c)	6.375%	2/11/2027		1,073	1,039,639

Honduras 0.09%
Honduras Government†(c)	5.625%	6/24/2030		1,087	1,141,350

Ivory Coast 0.11%
Ivory Coast Government International
Bond†(f)	5.875%	10/17/2031	EUR	1,090	1,352,829

Kenya 0.33%
Republic of Kenya†(c)	7.25%	2/28/2028		$1,918	2,027,719
Republic of Kenya†(c)	8.25%	2/28/2048		1,924	1,988,743
Total					4,016,462

Mongolia 0.22%
Development Bank of Mongolia LLC†(c)	7.25%	10/23/2023		1,254	1,361,869
Republic of Mongolia†(c)	5.125%	4/7/2026		1,145	1,227,897
Total					2,589,766

Nigeria 0.06%
Republic of Nigeria†(c)	6.50%	11/28/2027		644	666,025

Sri Lanka 0.10%
Republic of Sri Lanka†(c)	5.875%	7/25/2022		1,539	1,211,963

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Turkey 0.14%
Turkey Government International Bond(c)	4.75%	1/26/2026	$1,800	$1,680,561

United Arab Emirates 0.10%
Abu Dhabi Government International†(c)	3.125%	5/3/2026	1,107	1,203,125
Total Foreign Government Obligations (cost $22,540,986)				22,991,934

HIGH YIELD CORPORATE BONDS 67.44%

Advertising 0.44%
Arches Buyer, Inc.†	4.25%	6/1/2028	1,200	1,200,090
Clear Channel Outdoor Holdings, Inc.†	7.75%	4/15/2028	903	894,760
Clear Channel Worldwide Holdings, Inc.†	5.125%	8/15/2027	1,148	1,156,036
Clear Channel Worldwide Holdings, Inc.	9.25%	2/15/2024	291	303,273
Match Group Holdings II LLC†	5.00%	12/15/2027	1,647	1,731,096
Total				5,285,255

Aerospace/Defense 1.38%
Carrier Global Corp.	2.70%	2/15/2031	1,608	1,610,288
Leidos, Inc.†	3.625%	5/15/2025	1,212	1,316,533
Raytheon Technologies Corp.	4.125%	11/16/2028	1,625	1,831,142
Signature Aviation US Holdings, Inc.†	4.00%	3/1/2028	3,272	3,332,892
Signature Aviation US Holdings, Inc.†	5.375%	5/1/2026	27	27,607
TransDigm, Inc.	5.50%	11/15/2027	5,757	5,967,879
TransDigm, Inc.†	6.25%	3/15/2026	1,048	1,112,405
TransDigm, Inc.	6.375%	6/15/2026	1,282	1,327,671
Total				16,526,417

Agency 0.25%
TC Ziraat Bankasi AS (Turkey)†(c)	5.375%	3/2/2026	1,780	1,655,334
Temasek Financial I Ltd. (Singapore)†(c)	2.50%	10/6/2070	1,480	1,297,322
Total				2,952,656

Air Transportation 1.74%
Alaska Airlines 2020-1 Class A Pass Through Trust†	4.80%	2/15/2029	1,534	1,684,073
American Airlines Group, Inc.†	5.00%	6/1/2022	1,904	1,873,060
American Airlines Inc/AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	1,695	1,805,005
Azul Investments LLP†	5.875%	10/26/2024	2,821	2,491,154
British Airways 2020-1 Class A Pass Through Trust (United Kingdom)†(c)	4.25%	5/15/2034	598	628,551

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Air Transportation (continued)
Delta Air Lines 2019-1 Class AA
Pass Through Trust	3.204%	4/25/2024		$1,949	$2,022,340
Delta Air Lines, Inc.†	7.00%	5/1/2025		2,118	2,441,602
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%	10/20/2025		1,317	1,406,596
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028		1,773	1,929,508
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026		1,195	1,271,670
JetBlue 2019-1 Class A Pass Through Trust	2.95%	5/15/2028		975	956,775
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%	6/20/2027		1,000	1,097,500
United Airlines 2020-1 Class A Pass Through Trust	5.875%	10/15/2027		1,144	1,270,475
Total					20,878,309

Auto Loans 0.46%
Ford Motor Co.	4.75%	1/15/2043		1,487	1,499,863
Ford Motor Credit Co. LLC	4.00%	11/13/2030		927	920,733
General Motors Financial Co., Inc.	5.25%	3/1/2026		1,632	1,870,760
Mclaren Finance plc(f)	5.00%	8/1/2022	GBP	900	1,214,943
Total					5,506,299

Auto Parts & Equipment 0.81%
Adient Global Holdings Ltd.†	4.875%	8/15/2026		$1,158	1,198,333
Adient US LLC†	7.00%	5/15/2026		13	13,866
Allison Transmission, Inc.†	3.75%	1/30/2031		2,455	2,382,885
Antofagasta plc (Chile)†(c)	2.375%	10/14/2030		1,164	1,140,190
Clarios Global LP/Clarios US Finance Co.†	8.50%	5/15/2027		1,643	1,770,990
Lear Corp.	3.80%	9/15/2027		938	1,022,137
Lear Corp.	4.25%	5/15/2029		1,100	1,220,730
Magna International, Inc. (Canada)(c)	2.45%	6/15/2030		875	881,445
Total					9,630,576

Automakers 1.59%
BMW US Capital LLC†	4.15%	4/9/2030		1,831	2,089,151
Ford Motor Co.	5.291%	12/8/2046		186	195,885
Ford Motor Co.	6.625%	10/1/2028		400	460,056
Ford Motor Co.	7.45%	7/16/2031		223	281,583
Ford Motor Co.	9.00%	4/22/2025		4,063	4,925,981
Ford Motor Co.	9.625%	4/22/2030		1,510	2,109,689
General Motors Co.	6.125%	10/1/2025		1,043	1,227,679

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Automakers (continued)
Mclaren Finance plc. (United Kingdom)†(c)	5.75%		8/1/2022		$657	$645,503
Tesla, Inc.†	5.30%		8/15/2025		5,085	5,282,552
Volkswagen Group of America Finance LLC†	3.35%		5/13/2025		1,693	1,819,195
Total						19,037,274

Banking 4.38%
ABN AMRO Bank NV (Netherlands)†(c)	4.75%		7/28/2025		1,705	1,911,470
AIB Group plc (Ireland)†(c)	4.263% (3 Mo. LIBOR + 1.87%)	#	4/10/2025		1,203	1,308,667
Ally Financial, Inc.	8.00%		11/1/2031		1,543	2,151,392
Australia & New Zealand Banking Group Ltd. (United Kingdom)†(c)	6.75% (USD Swap + 5.17%)	#	–	(m)	1,026	1,197,737
Banco Latinoamericano de Comercio Exterior SA (Panama)†(c)	2.375%		9/14/2025		1,307	1,336,917
Bangkok Bank pcl (Hong Kong)†(c)	5.00% (5 Yr Treasury CMT + 4.73%)	#	–	(m)	2,106	2,221,156
Bank of America Corp.	4.45%		3/3/2026		1,137	1,278,862
BankUnited, Inc.	4.875%		11/17/2025		1,178	1,327,783
BBVA USA	3.875%		4/10/2025		1,353	1,479,094
CIT Group, Inc.	6.125%		3/9/2028		2,793	3,354,561
Citigroup, Inc.	4.45%		9/29/2027		1,164	1,314,797
Credit Suisse Group AG (Switzerland)†(c)	5.10% (5 Yr Treasury CMT + 3.29%)	#	–	(m)	1,464	1,414,956
Fifth Third Bancorp	8.25%		3/1/2038		377	609,278
Global Bank Corp. (Panama)†(c)	5.25% (3 Mo. LIBOR + 3.30%)#		4/16/2029		1,746	1,819,742
Goldman Sachs Group, Inc. (The)	3.50%		11/16/2026		1,020	1,106,240
Goldman Sachs Group, Inc. (The)	4.25%		10/21/2025		1,100	1,228,589
Home BancShares, Inc.	5.625% (3 Mo. LIBOR + 3.58%)	#	4/15/2027		1,156	1,187,924
Huntington Bancshares, Inc.	5.70% (3 Mo. LIBOR + 2.88%)	#	–	(m)	1,217	1,238,297
ING Groep NV (Netherlands)(c)	5.75% (5 Yr Treasury CMT + 4.34%)	#	–	(m)	2,044	2,231,200
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%)	#	5/1/2028		1,306	1,422,947
JPMorgan Chase & Co.	6.10% (3 Mo. LIBOR + 3.33%)	#	–	(m)	1,088	1,173,783
Kookmin Bank (South Korea)†(c)	1.75%		5/4/2025		1,560	1,583,485

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)
Macquarie Bank Ltd. (United Kingdom)†(c)	6.125% (5 Yr. Swap rate + 3.70%)	#	–	(m)	$1,636	$1,761,424
Morgan Stanley	3.125%		7/27/2026		1,144	1,231,869
OneMain Finance Corp.	4.00%		9/15/2030		2,501	2,435,349
Popular, Inc.	6.125%		9/14/2023		1,370	1,484,594
SVB Financial Group	3.125%		6/5/2030		1,247	1,297,800
SVB Financial Group	4.10% (10 Yr Treasury CMT + 3.06%)	#	–	(m)	1,230	1,233,844
Turkiye Vakiflar Bankasi TAO (Turkey)†(c)	6.50%		1/8/2026		4,686	4,510,781
UniCredit SpA (Italy)†(c)	5.861% (USD Swap + 3.70%)	#	6/19/2032		1,488	1,649,511
US Bancorp	3.00%		7/30/2029		1,090	1,143,011
Washington Mutual Bank(n)	6.875%		6/15/2011		1,250	125	(h)
Webster Financial Corp.	4.10%		3/25/2029		1,622	1,736,689
Total						52,383,874

Beverages 0.64%
Bacardi Ltd.†	2.75%		7/15/2026		1,749	1,818,378
Becle SAB de CV (Mexico)†(c)	3.75%		5/13/2025		1,438	1,562,028
Brown-Forman Corp.	3.50%		4/15/2025		797	863,555
Brown-Forman Corp.	4.50%		7/15/2045		1,192	1,449,857
Suntory Holdings Ltd. (Japan)†(c)	2.25%		10/16/2024		1,913	1,995,360
Total						7,689,178

Brokerage 0.10%
Charles Schwab Corp. (The)	5.375% (5 Yr Treasury CMT + 4.97%)	#	–	(m)	1,091	1,207,922

Building & Construction 0.78%
Beazer Homes USA, Inc.	7.25%		10/15/2029		1,164	1,271,670
Century Communities, Inc.	6.75%		6/1/2027		856	912,363
D.R. Horton, Inc.	2.60%		10/15/2025		697	733,872
ITR Concession Co. LLC†	5.183%		7/15/2035		785	884,535
NVR, Inc.	3.00%		5/15/2030		2,122	2,179,552
PulteGroup, Inc.	6.375%		5/15/2033		1,715	2,183,229
Toll Brothers Finance Corp.	4.875%		3/15/2027		1,084	1,223,771
Total						9,388,992

Building Materials 0.91%
Allegion plc (Ireland)(c)	3.50%		10/1/2029		918	965,348
Ferguson Finance plc (United Kingdom)†(c)	3.25%		6/2/2030		1,929	2,034,585

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Building Materials (continued)
Lennox International, Inc.	1.35%	8/1/2025		$909	$905,087
Lennox International, Inc.	1.70%	8/1/2027		1,111	1,093,876
Masonite International Corp.†	5.375%	2/1/2028		952	1,011,919
Owens Corning, Inc.	4.30%	7/15/2047		1,670	1,813,201
Owens Corning, Inc.	4.40%	1/30/2048		755	825,559
Vertical Holdco GmbH†(f)	6.625%	7/15/2028	EUR	667	838,974
Vulcan Materials Co.	4.50%	6/15/2047		$1,186	1,346,411
Total					10,834,960

Cable & Satellite Television 1.34%
Cable One, Inc.†	4.00%	11/15/2030		1,513	1,499,497
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027		2,783	2,946,223
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026		2,054	2,121,782
CSC Holdings LLC†	5.50%	4/15/2027		1,257	1,321,547
CSC Holdings LLC†	5.75%	1/15/2030		1,274	1,343,433
CSC Holdings LLC†	6.50%	2/1/2029		1,046	1,157,791
DISH DBS Corp.	7.75%	7/1/2026		3,228	3,566,940
Radiate Holdco LLC/Radiate Finance, Inc.†	4.50%	9/15/2026		635	643,731
Radiate Holdco LLC/Radiate Finance, Inc.†	6.50%	9/15/2028		1,399	1,479,897
Total					16,080,841

Chemicals 0.58%
CF Industries, Inc.†	4.50%	12/1/2026		1,047	1,179,660
Chemours Co. (The)†	5.75%	11/15/2028		1,291	1,361,734
FMC Corp.	3.45%	10/1/2029		1,050	1,109,334
Ingevity Corp.†	3.875%	11/1/2028		1,206	1,172,081
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		1,016	1,054,938
Tronox, Inc.†	4.625%	3/15/2029		1,090	1,092,725
Total					6,970,472

Consumer/Commercial/Lease Financing 1.05%
Aviation Capital Group LLC†	1.95%	1/30/2026		575	560,608
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%	4/15/2026		559	586,027
Nationstar Mortgage Holdings, Inc.†	5.125%	12/15/2030		901	889,737
Navient Corp.	6.125%	3/25/2024		1,728	1,834,903
Navient Corp.	6.75%	6/25/2025		2,209	2,401,183
Navient Corp.	6.75%	6/15/2026		872	946,883
OneMain Finance Corp.	5.375%	11/15/2029		377	401,976
OneMain Finance Corp.	7.125%	3/15/2026		1,617	1,866,996
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.†	3.625%	3/1/2029		1,589	1,532,392

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing (continued)
Quicken Loans LLC/Quicken Loans
Co-Issuer, Inc.†	3.875%		3/1/2031		$921	$888,765
USAA Capital Corp.†	2.125%		5/1/2030		609	598,429
Total						12,507,899

Department Stores 0.37%
Kohl’s Corp.	5.55%		7/17/2045		1,411	1,602,980
Macy’s Retail Holdings LLC	4.50%		12/15/2034		846	752,517
Macy’s Retail Holdings LLC†	5.875%		4/1/2029		864	887,613
Nordstrom, Inc.†(o)	4.25%		8/1/2031		1,191	1,192,534
Total						4,435,644

Discount Stores 0.74%
Amazon.com, Inc.	4.80%		12/5/2034		1,679	2,112,431
Amazon.com, Inc.	5.20%		12/3/2025		3,295	3,879,677
Costco Wholesale Corp.	1.75%		4/20/2032		1,511	1,438,398
Dollar General Corp.	3.50%		4/3/2030		1,350	1,457,682
Total						8,888,188

Diversified Capital Goods 0.63%
Dover Corp.	2.95%		11/4/2029		1,320	1,391,371
General Electric Co.	3.514% (3 Mo. LIBOR + 3.33%)	#	–	(m)	1,054	997,348
Hillman Group, Inc. (The)†	6.375%		7/15/2022		1,311	1,313,458
Leggett & Platt, Inc.	4.40%		3/15/2029		974	1,089,128
Siemens Financieringsmaatschappij NV (Netherlands)†(c)	3.25%		5/27/2025		1,235	1,338,319
Westinghouse Air Brake Technologies Corp.	3.45%		11/15/2026		1,338	1,443,448
Total						7,573,072

Electric: Distribution/Transportation 0.47%
Atlantic City Electric Co.	4.00%		10/15/2028		1,149	1,284,552
Empresa de Transmision Electrica SA (Panama)†(c)	5.125%		5/2/2049		1,205	1,326,404
Empresas Publicas de Medellin ESP (Colombia)†(c)	4.25%		7/18/2029		1,689	1,713,220
Monongahela Power Co.†	3.55%		5/15/2027		1,188	1,259,217
Total						5,583,393

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation 2.21%
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd/Wardha Solar Maharash (India)†(c)	4.625%	10/15/2039	$1,045	$1,079,994
Calpine Corp.†	3.75%	3/1/2031	1,350	1,288,710
Calpine Corp.†	4.625%	2/1/2029	1,513	1,476,370
Calpine Corp.†	5.00%	2/1/2031	1,101	1,076,227
Calpine Corp.†	5.125%	3/15/2028	963	968,841
Clearway Energy Operating LLC†	4.75%	3/15/2028	656	683,112
DPL, Inc.	4.35%	4/15/2029	1,363	1,465,770
Greenko Solar Mauritius Ltd. (Mauritius)†(c)	5.95%	7/29/2026	909	974,221
NextEra Energy Operating Partners LP†	3.875%	10/15/2026	1,887	1,982,529
NextEra Energy Operating Partners LP†	4.50%	9/15/2027	1,709	1,852,129
NRG Energy, Inc.†	3.75%	6/15/2024	1,802	1,931,734
NRG Energy, Inc.†	4.45%	6/15/2029	518	565,513
NRG Energy, Inc.†	5.25%	6/15/2029	697	747,404
NRG Energy, Inc.	5.75%	1/15/2028	3,273	3,483,699
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	1,204	1,285,753
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%	8/15/2028	673	685,198
TerraForm Power Operating LLC†	4.75%	1/15/2030	1,484	1,544,132
Topaz Solar Farms LLC†	5.75%	9/30/2039	2,890	3,314,255
Total				26,405,591

Electric: Integrated 2.26%
AES Corp. (The)†	2.45%	1/15/2031	995	952,120
Arizona Public Service Co.	2.95%	9/15/2027	1,333	1,434,295
Ausgrid Finance Pty Ltd. (Australia)†(c)	4.35%	8/1/2028	1,217	1,344,661
Black Hills Corp.	4.35%	5/1/2033	1,155	1,289,714
El Paso Electric Co.	5.00%	12/1/2044	1,203	1,358,766
Electricite de France SA (France)†(c)	3.625%	10/13/2025	1,044	1,135,398
Enel Finance International NV (Netherlands)†(c)	2.65%	9/10/2024	1,493	1,571,739
Enel Finance International NV (Netherlands)†(c)	3.50%	4/6/2028	1,829	1,958,575
Entergy Arkansas LLC	4.00%	6/1/2028	889	991,443
Entergy Arkansas LLC	4.95%	12/15/2044	1,109	1,222,537
FirstEnergy Corp.	4.40%	7/15/2027	2,118	2,279,251
Florida Power & Light Co.	2.85%	4/1/2025	1,098	1,173,008
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%	4/15/2025	808	853,450
Indianapolis Power & Light Co.†	4.05%	5/1/2046	1,608	1,737,318
Louisville Gas & Electric Co.	4.375%	10/1/2045	1,017	1,146,226

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated (continued)
Ohio Power Co.	4.15%	4/1/2048	$1,223	$1,373,498
PG&E Corp.	5.00%	7/1/2028	2,247	2,376,877
Puget Energy, Inc.	4.10%	6/15/2030	1,733	1,881,619
Union Electric Co.	2.625%	3/15/2051	1,064	943,975
Total				27,024,470

Electronics 1.26%
Amphenol Corp.	2.05%	3/1/2025	936	966,579
Amphenol Corp.	2.80%	2/15/2030	1,875	1,924,566
Flex Ltd.	4.875%	5/12/2030	1,277	1,448,534
FLIR Systems, Inc.	2.50%	8/1/2030	1,137	1,114,537
KLA Corp.	4.10%	3/15/2029	776	873,282
Lam Research Corp.	4.875%	3/15/2049	808	1,042,860
Micron Technology, Inc.	5.327%	2/6/2029	1,388	1,635,095
NVIDIA Corp.	3.20%	9/16/2026	1,872	2,044,529
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands)†(c)	3.40%	5/1/2030	1,117	1,181,301
SK Hynix, Inc. (South Korea)†(c)	2.375%	1/19/2031	1,331	1,261,306
Trimble, Inc.	4.75%	12/1/2024	1,455	1,629,654
Total				15,122,243

Energy: Exploration & Production 6.15%
Apache Corp.	4.25%	1/15/2030	1,920	1,873,776
Apache Corp.	4.75%	4/15/2043	698	648,442
Apache Corp.	5.10%	9/1/2040	3,118	3,053,691
California Resources Corp.†	7.125%	2/1/2026	1,230	1,253,321
Centennial Resource Production LLC†	5.375%	1/15/2026	2,211	1,949,826
Centennial Resource Production LLC†	6.875%	4/1/2027	2,838	2,531,141
Comstock Resources, Inc.†	6.75%	3/1/2029	1,213	1,245,599
Continental Resources, Inc.	4.375%	1/15/2028	2,148	2,261,307
Continental Resources, Inc.†	5.75%	1/15/2031	2,835	3,207,406
Diamondback Energy, Inc.	3.50%	12/1/2029	2,522	2,619,358
Diamondback Energy, Inc.	4.40%	3/24/2051	3,011	3,089,797
Diamondback Energy, Inc.	4.75%	5/31/2025	515	576,040
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026	1,131	1,176,579
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	1,114	1,178,411
EQT Corp.	7.625%	2/1/2025	1,604	1,848,257
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029	402	406,271
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%	2/1/2031	588	597,923
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	1,234	1,273,334

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)
Indigo Natural Resources LLC†	5.375%	2/1/2029	$904	$892,325
Laredo Petroleum, Inc.	10.125%	1/15/2028	2,341	2,248,554
Matador Resources Co.	5.875%	9/15/2026	838	817,050
MEG Energy Corp. (Canada)†(c)	5.875%	2/1/2029	1,812	1,821,060
MEG Energy Corp. (Canada)†(c)	7.125%	2/1/2027	3,885	4,076,822
Murphy Oil Corp.	5.75%	8/15/2025	1,165	1,167,802
Murphy Oil Corp.	5.875%	12/1/2027	1,175	1,152,604
Murphy Oil Corp.	6.375%	7/15/2028	1,140	1,142,964
Occidental Petroleum Corp.	3.50%	8/15/2029	2,325	2,184,454
Occidental Petroleum Corp.	4.40%	8/15/2049	1,017	852,393
Occidental Petroleum Corp.	6.125%	1/1/2031	3,785	4,186,494
Occidental Petroleum Corp.	6.625%	9/1/2030	837	941,876
Occidental Petroleum Corp.	7.50%	5/1/2031	481	562,818
Ovintiv, Inc.	6.50%	8/15/2034	579	701,960
Ovintiv, Inc.	6.50%	2/1/2038	1,419	1,717,144
Parsley Energy LLC/Parsley Finance Corp.†	5.625%	10/15/2027	802	871,173
PDC Energy, Inc.	5.75%	5/15/2026	2,368	2,459,168
Range Resources Corp.	5.00%	3/15/2023	911	927,512
Seven Generations Energy Ltd. (Canada)†(c)	5.375%	9/30/2025	1,272	1,321,067
SM Energy Co.	6.125%	11/15/2022	864	855,701
SM Energy Co.	6.625%	1/15/2027	2,149	1,991,854
SM Energy Co.	6.75%	9/15/2026	2,506	2,320,243
Southwestern Energy Co.	6.45%	1/23/2025	1,106	1,189,282
Southwestern Energy Co.	7.75%	10/1/2027	1,120	1,199,100
Southwestern Energy Co.	8.375%	9/15/2028	1,608	1,767,795
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(c)	3.25%	8/15/2030	1,185	1,183,962
Texaco Capital, Inc.	8.625%	11/15/2031	722	1,101,771
Viper Energy Partners LP†	5.375%	11/1/2027	1,155	1,203,366
Total				73,648,793

Environmental 0.10%
Waste Pro USA, Inc.†	5.50%	2/15/2026	1,143	1,173,467

Food & Drug Retailers 0.35%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.875%	2/15/2030	1,224	1,259,496
Rite Aid Corp.	7.70%	2/15/2027	1,318	1,293,288
Rite Aid Corp.†	8.00%	11/15/2026	1,549	1,628,386
Total				4,181,170

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale 2.19%
Arcor SAIC (Argentina)†(c)	6.00%	7/6/2023	$1,342	$1,280,268
Campbell Soup Co.	3.125%	4/24/2050	2,321	2,168,907
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	1,312	1,368,186
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(c)	5.625%	8/15/2026	1,241	1,282,884
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028	2,538	2,785,455
Kraft Heinz Foods Co.	4.375%	6/1/2046	4,263	4,466,607
Kraft Heinz Foods Co.	4.875%	10/1/2049	1,975	2,220,489
Kraft Heinz Foods Co.	5.00%	6/4/2042	813	916,188
Kraft Heinz Foods Co.	5.20%	7/15/2045	1,302	1,509,079
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024	633	658,459
McCormick & Co., Inc.	2.50%	4/15/2030	1,046	1,047,803
McCormick & Co., Inc.	4.20%	8/15/2047	1,393	1,551,821
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028	1,455	1,489,862
PetSmart, Inc./Petsmart Finance Corp.†	7.75%	2/15/2029	939	1,017,594
Smithfield Foods, Inc.†	5.20%	4/1/2029	1,021	1,172,584
Sysco Corp.	2.40%	2/15/2030	1,250	1,243,633
Total				26,179,819

Forestry/Paper 0.38%
Klabin Austria GmbH (Austria)†(c)	3.20%	1/12/2031	1,209	1,151,385
Norbord, Inc. (Canada)†(c)	6.25%	4/15/2023	1,060	1,152,639
Suzano Austria GmbH (Brazil)(c)	3.75%	1/15/2031	1,147	1,182,081
Weyerhaeuser Co.	7.375%	3/15/2032	716	1,006,785
Total				4,492,890

Gaming 2.18%
Boyd Gaming Corp.	4.75%	12/1/2027	1,201	1,226,347
Boyd Gaming Corp.	6.00%	8/15/2026	715	746,228
Caesars Entertainment, Inc.†	8.125%	7/1/2027	3,047	3,364,041
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.25%	10/15/2025	1,593	1,600,965
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.75%	7/1/2025	619	654,005
Churchill Downs, Inc.†	4.75%	1/15/2028	675	699,671
Churchill Downs, Inc.†	5.50%	4/1/2027	671	702,883
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2031	1,278	1,323,177
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028	1,666	1,926,687
Melco Resorts Finance Ltd. (Hong Kong)†(c)	5.75%	7/21/2028	1,262	1,346,396
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.†	4.625%	6/15/2025	889	938,517
Mohegan Gaming & Entertainment†	8.00%	2/1/2026	2,695	2,718,581

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Gaming (continued)
Penn National Gaming, Inc.†	5.625%		1/15/2027	$1,136	$1,178,464
Scientific Games International, Inc.†	7.00%		5/15/2028	1,136	1,215,861
Scientific Games International, Inc.†	7.25%		11/15/2029	1,145	1,244,260
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(c)	7.00%		7/15/2026	1,147	1,200,766
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%		5/15/2027	1,255	1,315,717
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%		3/1/2025	1,124	1,188,911
Wynn Macau Ltd. (Macau)†(c)	5.125%		12/15/2029	994	1,020,614
Wynn Macau Ltd. (Macau)†(c)	5.625%		8/26/2028	504	527,776
Total					26,139,867

Gas Distribution 1.44%
AI Candelaria Spain SLU (Spain)†(c)	7.50%		12/15/2028	1,300	1,469,085
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%)	#	1/22/2078	3,170	2,549,615
Colonial Enterprises, Inc.†	3.25%		5/15/2030	748	792,340
Eastern Energy Gas Holdings LLC	3.60%		12/15/2024	1,175	1,277,869
Florida Gas Transmission Co. LLC†	4.35%		7/15/2025	1,145	1,263,058
NGPL PipeCo LLC†	4.875%		8/15/2027	2,012	2,250,282
Northern Natural Gas Co.†	4.30%		1/15/2049	811	921,169
ONE Gas, Inc.	4.50%		11/1/2048	649	729,242
Sabal Trail Transmission LLC†	4.246%		5/1/2028	1,125	1,250,718
Sabine Pass Liquefaction LLC	4.50%		5/15/2030	909	1,021,913
Transportadora de Gas Internacional SA ESP (Colombia)†(c)	5.55%		11/1/2028	1,306	1,485,536
Western Midstream Operating LP	5.30%		2/1/2030	2,002	2,176,604
Total					17,187,431

Health Facilities 2.61%
AHP Health Partners, Inc.†	9.75%		7/15/2026	693	753,506
Ascension Health	3.945%		11/15/2046	1,017	1,169,724
Dignity Health	3.812%		11/1/2024	675	728,827
HCA, Inc.	5.50%		6/15/2047	3,862	4,814,342
HCA, Inc.	7.05%		12/1/2027	390	469,585
HCA, Inc.	7.58%		9/15/2025	552	659,640
HCA, Inc.	7.69%		6/15/2025	1,240	1,499,402
HCA, Inc.	8.36%		4/15/2024	261	306,023
Legacy LifePoint Health LLC†	4.375%		2/15/2027	1,635	1,606,387

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Health Facilities (continued)
Memorial Sloan-Kettering Cancer Center	4.20%		7/1/2055	$1,478	$1,760,907
Mount Sinai Hospitals Group, Inc.	3.737%		7/1/2049	1,566	1,626,978
MPT Operating Partnership LP/MPT Finance Corp.	5.00%		10/15/2027	1,192	1,256,106
New York & Presbyterian Hospital (The)	4.063%		8/1/2056	1,020	1,185,354
NYU Langone Hospitals	4.368%		7/1/2047	1,191	1,378,231
Providence St. Joseph Health Obligated Group	2.532%		10/1/2029	1,160	1,181,922
Quest Diagnostics, Inc.	2.80%		6/30/2031	896	911,903
Rede D’or Finance Sarl (Luxembourg)†(c)	4.95%		1/17/2028	1,512	1,549,543
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%		12/1/2026	996	1,080,038
Seattle Children’s Hospital	2.719%		10/1/2050	1,022	938,300
Surgery Center Holdings, Inc.†	10.00%		4/15/2027	1,129	1,246,839
Tenet Healthcare Corp.†	6.125%		10/1/2028	2,221	2,320,945
Tenet Healthcare Corp.	6.75%		6/15/2023	1,513	1,641,454
Universal Health Services, Inc.†	2.65%		10/15/2030	1,146	1,108,629
Total					31,194,585

Health Services 0.45%
CVS Health Corp.	3.625%		4/1/2027	1,079	1,185,843
Hadrian Merger Sub, Inc.†	8.50%		5/1/2026	1,379	1,435,622
Montefiore Obligated Group	5.246%		11/1/2048	1,553	1,772,878
RP Escrow Issuer LLC†	5.25%		12/15/2025	975	1,011,563
Total					5,405,906

Hotels 0.89%
ESH Hospitality, Inc.†	4.625%		10/1/2027	1,053	1,115,011
Genting New York LLC / GENNY Capital, Inc.†	3.30%		2/15/2026	1,306	1,306,654
Hilton Domestic Operating Co., Inc.	4.875%		1/15/2030	2,132	2,265,623
Host Hotels & Resorts LP	3.50%		9/15/2030	1,746	1,756,336
Marriott International, Inc.	5.75%		5/1/2025	1,046	1,200,929
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%		10/1/2028	1,138	1,208,698
Travel + Leisure Co.	6.00%		4/1/2027	1,612	1,790,328
Total					10,643,579

Insurance Brokerage 0.27%
Brown & Brown, Inc.	2.375%		3/15/2031	1,370	1,320,035
Farmers Insurance Exchange†	4.747% (3 Mo. LIBOR + 3.23%)	#	11/1/2057	1,230	1,282,567
HUB International Ltd.†	7.00%		5/1/2026	573	595,585
Total					3,198,187

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Integrated Energy 1.05%
Cenovus Energy, Inc. (Canada)(c)	5.375%	7/15/2025	$1,065	$1,197,739
Cenovus Energy, Inc. (Canada)(c)	5.40%	6/15/2047	1,743	1,944,741
Exxon Mobil Corp.	3.043%	3/1/2026	1,101	1,188,807
Lukoil Securities BV (Netherlands)†(c)	3.875%	5/6/2030	2,750	2,839,512
Occidental Petroleum Corp.	4.10%	2/15/2047	735	590,312
Petrobras Global Finance BV (Netherlands)(c)	5.60%	1/3/2031	1,102	1,163,359
Saudi Arabian Oil Co. (Saudi Arabia)†(c)	4.375%	4/16/2049	1,441	1,565,680
Shell International Finance BV (Netherlands)(c)	6.375%	12/15/2038	1,473	2,114,533
Total				12,604,683

Investments & Miscellaneous Financial Services 0.43%
AG Issuer LLC†	6.25%	3/1/2028	1,140	1,195,575
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	2,083	1,994,116
MSCI, Inc.†	4.00%	11/15/2029	541	557,311
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	1,377	1,421,760
Total				5,168,762

Life Insurance 0.40%
AIA Group Ltd. (Hong Kong)†(c)	3.375%	4/7/2030	1,304	1,394,331
Northwestern Mutual Life Insurance Co. (The)†	3.85%	9/30/2047	1,456	1,556,743
Teachers Insurance & Annuity Association of America†	4.27%	5/15/2047	889	1,002,484
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	724	887,993
Total				4,841,551

Machinery 0.61%
IDEX Corp.	3.00%	5/1/2030	1,082	1,115,599
Itron, Inc.†	5.00%	1/15/2026	1,123	1,152,619
Mueller Water Products, Inc.†	5.50%	6/15/2026	1,089	1,129,304
Roper Technologies, Inc.	1.75%	2/15/2031	1,917	1,781,707
Roper Technologies, Inc.	4.20%	9/15/2028	925	1,043,150
Xylem, Inc.	3.25%	11/1/2026	1,004	1,092,039
Total				7,314,418

Managed Care 0.90%
Anthem, Inc.	2.25%	5/15/2030	1,799	1,771,964
Centene Corp.	3.375%	2/15/2030	2,131	2,154,302
Centene Corp.	4.25%	12/15/2027	1,513	1,593,380
Centene Corp.	4.625%	12/15/2029	2,201	2,385,004

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Managed Care (continued)
Centene Corp.†	5.375%	6/1/2026		$581	$608,278
Kaiser Foundation Hospitals	4.15%	5/1/2047		873	1,033,538
Molina Healthcare, Inc.†	3.875%	11/15/2030		1,131	1,166,344
Total					10,712,810

Media: Content 1.56%
Activision Blizzard, Inc.	2.50%	9/15/2050		1,687	1,418,500
AMC Networks, Inc.	4.75%	8/1/2025		1,317	1,352,993
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%	8/15/2026		2,019	1,456,204
Diamond Sports Group LLC/Diamond
Sports Finance Co.†	6.625%	8/15/2027		2,255	1,175,419
Netflix, Inc.(f)	3.625%	5/15/2027	EUR	3,466	4,661,214
Netflix, Inc.†(f)	3.625%	6/15/2030	EUR	1,020	1,402,784
Netflix, Inc.†(f)	3.875%	11/15/2029	EUR	765	1,071,332
Netflix, Inc.	4.875%	4/15/2028		$2,136	2,419,832
Nexstar Broadcasting, Inc.†	5.625%	7/15/2027		1,122	1,177,746
Playtika Holding Corp. (Israel)†(c)	4.25%	3/15/2029		852	840,988
Univision Communications, Inc.†	5.125%	2/15/2025		1,697	1,721,394
Total					18,698,406

Media: Diversified 0.35%
Cable Onda SA (Panama)†(c)	4.50%	1/30/2030		1,365	1,453,295
Prosus NV (Netherlands)†(c)	3.68%	1/21/2030		1,486	1,535,999
Urban One, Inc.†	7.375%	2/1/2028		1,159	1,201,396
Total					4,190,690

Medical Products 0.38%
Alcon Finance Corp.†	2.60%	5/27/2030		1,552	1,558,129
Boston Scientific Corp.	7.00%	11/15/2035		973	1,366,349
Edwards Lifesciences Corp.	4.30%	6/15/2028		1,411	1,592,909
Total					4,517,387

Metals/Mining (Excluding Steel) 2.16%
Alcoa Nederland Holding BV (Netherland)†(c)	4.125%	3/31/2029		860	868,419
Anglo American Capital plc (United Kingdom)†(c)	3.95%	9/10/2050		1,101	1,123,937
Anglo American Capital plc (United Kingdom)†(c)	5.625%	4/1/2030		1,100	1,315,753
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(c)	8.75%	7/15/2026		1,143	1,211,369

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Metals/Mining (Excluding Steel) (continued)
Cleveland-Cliffs, Inc.†	4.625%	3/1/2029	$997	$996,551
Cleveland-Cliffs, Inc.†	4.875%	3/1/2031	1,190	1,188,513
Cleveland-Cliffs, Inc.†	6.75%	3/15/2026	1,065	1,159,519
Cleveland-Cliffs, Inc.†	9.875%	10/17/2025	518	607,510
Corp. Nacional del Cobre de Chile (Chile)†(c)	3.75%	1/15/2031	998	1,079,877
First Quantum Minerals Ltd. (Canada)†(c)	6.875%	10/15/2027	1,159	1,244,476
FMG Resources August 2006 Pty Ltd. (Australia)†(c)	4.375%	4/1/2031	2,188	2,230,403
Freeport-McMoRan, Inc.	4.125%	3/1/2028	1,375	1,447,978
Freeport-McMoRan, Inc.	4.25%	3/1/2030	2,039	2,173,452
Freeport-McMoRan, Inc.	4.375%	8/1/2028	1,084	1,151,886
Freeport-McMoRan, Inc.	4.625%	8/1/2030	1,277	1,391,930
Hecla Mining Co.	7.25%	2/15/2028	1,053	1,130,659
Mirabela Nickel Ltd. (Australia)(c)	1.00%	9/10/2044	15	2	(h)
Newmont Corp.	2.25%	10/1/2030	2,118	2,064,971
Novelis Corp.†	4.75%	1/30/2030	1,571	1,622,175
Teck Resources Ltd. (Canada)(c)	3.90%	7/15/2030	691	722,706
Warrior Met Coal, Inc.†	8.00%	11/1/2024	1,107	1,135,538
Total				25,867,624

Monoline Insurance 0.16%
Fidelity National Financial, Inc.	4.50%	8/15/2028	1,693	1,906,299

Multi-Line Insurance 0.10%
Assurant, Inc.	3.70%	2/22/2030	1,158	1,233,507

Non-Electric Utilities 0.12%
Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026	1,368	1,474,283

Oil Field Equipment & Services 0.90%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(c)	4.60%	11/2/2047	1,779	2,013,712
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(c)	3.25%	9/30/2040	2,701	2,586,927
Oceaneering International, Inc.	4.65%	11/15/2024	1,454	1,406,025
Oceaneering International, Inc.	6.00%	2/1/2028	2,094	2,007,193
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	501	470,343
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	1,051	1,046,159
TechnipFMC plc (United Kingdom)†(c)	6.50%	2/1/2026	1,172	1,227,140
Total				10,757,499

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Packaging 0.41%
Ball Corp.	2.875%	8/15/2030	$1,548	$1,493,046
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	1,295	1,563,467
Sealed Air Corp.†	6.875%	7/15/2033	1,060	1,307,674
Silgan Holdings, Inc.†	1.40%	4/1/2026	562	550,760
Total				4,914,947

Personal & Household Products 1.08%
Clorox Co. (The)	1.80%	5/15/2030	1,125	1,072,548
Hasbro, Inc.	3.90%	11/19/2029	2,327	2,507,087
Hasbro, Inc.	5.10%	5/15/2044	1,761	1,965,655
Mattel, Inc.†	5.875%	12/15/2027	512	563,044
Mattel, Inc.†	6.75%	12/31/2025	322	338,889
Newell Brands, Inc.	4.70%	4/1/2026	4,710	5,203,702
Newell Brands, Inc.	5.875%	4/1/2036	1,082	1,330,860
Total				12,981,785

Pharmaceuticals 0.38%
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc. (Luxembourg)†(c)	6.125%	4/1/2029	1,015	1,025,150
Pfizer, Inc.	2.625%	4/1/2030	935	971,323
Regeneron Pharmaceuticals, Inc.	2.80%	9/15/2050	1,403	1,218,249
Zoetis, Inc.	3.90%	8/20/2028	1,159	1,290,398
Total				4,505,120

Property & Casualty 0.22%
Arch Capital Finance LLC	4.011%	12/15/2026	1,172	1,322,245
Selective Insurance Group, Inc.	5.375%	3/1/2049	1,169	1,360,478
Total				2,682,723

Rail 0.14%
Central Japan Railway Co. (Japan)†(c)	4.25%	11/24/2045	1,524	1,713,064

Real Estate Development & Management 0.35%
CoStar Group, Inc.†	2.80%	7/15/2030	1,100	1,077,211
Hunt Cos., Inc.†(o)	5.25%	4/15/2029	1,398	1,398,000
Kennedy-Wilson, Inc.	4.75%	3/1/2029	814	825,192
Kennedy-Wilson, Inc.	5.00%	3/1/2031	814	825,396
Total				4,125,799

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Real Estate Investment Trusts 0.83%
Alexandria Real Estate Equities, Inc.	2.00%	5/18/2032		$1,019	$947,556
Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028		1,194	1,328,642
American Campus Communities Operating Partnership LP	3.875%	1/30/2031		1,916	2,064,549
American Homes 4 Rent LP	4.90%	2/15/2029		859	982,430
CyrusOne LP/CyrusOne Finance Corp.	2.15%	11/1/2030		1,373	1,272,222
Goodman US Finance Four LLC†	4.50%	10/15/2037		1,137	1,262,801
Goodman US Finance Three LLC†	3.70%	3/15/2028		769	817,760
Prologis LP	4.375%	2/1/2029		1,106	1,272,375
Total					9,948,335

Recreation & Travel 1.10%
Carnival Corp.†	5.75%	3/1/2027		1,212	1,245,330
Carnival Corp.†	7.625%	3/1/2026		748	804,511
Carnival Corp.†	9.875%	8/1/2027		1,155	1,361,329
Carnival Corp.†	11.50%	4/1/2023		2,462	2,825,650
Merlin Entertainments Ltd. (United Kingdom)†(c)	5.75%	6/15/2026		360	381,982
NCL Corp. Ltd.†	5.875%	3/15/2026		1,318	1,333,157
Royal Caribbean Cruises Ltd.†	9.125%	6/15/2023		1,374	1,515,769
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025		2,070	2,416,725
Viking Cruises Ltd.†	13.00%	5/15/2025		1,125	1,324,688
Total					13,209,141

Reinsurance 0.46%
AXIS Specialty Finance plc (United Kingdom)(c)	5.15%	4/1/2045		1,595	1,785,570
Berkshire Hathaway, Inc.	3.125%	3/15/2026		907	988,074
PartnerRe Finance B LLC	3.70%	7/2/2029		1,237	1,355,952
Transatlantic Holdings, Inc.	8.00%	11/30/2039		934	1,386,192
Total					5,515,788

Restaurants 0.58%
IRB Holding Corp.†	7.00%	6/15/2025		843	908,944
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027		2,083	2,189,754
Starbucks Corp.	4.45%	8/15/2049		1,287	1,495,755
Stonegate Pub Co. Financing 2019 plc(f)	8.00%	7/13/2025	GBP	383	552,529
Stonegate Pub Co. Financing 2019 plc(f)	8.25%	7/31/2025	GBP	1,221	1,782,961
Total					6,929,943

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services 3.03%
Autodesk, Inc.	3.50%	6/15/2027	$1,446	$1,582,912
Banff Merger Sub, Inc.†	9.75%	9/1/2026	1,003	1,069,599
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	5,866	5,742,521
Global Payments, Inc.	2.90%	5/15/2030	1,747	1,784,791
Global Payments, Inc.	4.15%	8/15/2049	1,042	1,138,932
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	5.25%	12/1/2027	937	992,634
GrubHub Holdings, Inc.†	5.50%	7/1/2027	1,218	1,268,243
Intuit, Inc.	0.95%	7/15/2025	575	571,132
Intuit, Inc.	1.65%	7/15/2030	1,150	1,092,587
Match Group Holdings II LLC†	4.125%	8/1/2030	2,076	2,085,404
PayPal Holdings, Inc.	3.25%	6/1/2050	2,136	2,133,213
PTC, Inc.†	3.625%	2/15/2025	570	586,031
PTC, Inc.†	4.00%	2/15/2028	1,077	1,095,174
salesforce.com, Inc.	3.70%	4/11/2028	1,580	1,766,316
ServiceNow, Inc.	1.40%	9/1/2030	1,297	1,173,862
Tencent Holdings Ltd. (China)†(c)	3.925%	1/19/2038	1,245	1,326,460
Twilio, Inc.	3.625%	3/15/2029	3,004	3,048,549
Twilio, Inc.	3.875%	3/15/2031	3,004	3,075,675
VeriSign, Inc.	4.75%	7/15/2027	1,117	1,187,511
VeriSign, Inc.	5.25%	4/1/2025	843	953,159
Veritas US, Inc./Veritas Bermuda Ltd.†	7.50%	9/1/2025	1,087	1,130,371
Veritas US, Inc./Veritas Bermuda Ltd.†	10.50%	2/1/2024	1,372	1,408,015
Total				36,213,091

Specialty Retail 1.59%
AutoNation, Inc.	4.75%	6/1/2030	684	789,571
B2W Digital Lux Sarl (Luxembourg)†(c)	4.375%	12/20/2030	1,125	1,100,959
Best Buy Co., Inc.	1.95%	10/1/2030	1,363	1,285,477
Best Buy Co., Inc.	4.45%	10/1/2028	1,332	1,520,569
Carvana Co.†	5.625%	10/1/2025	1,252	1,285,929
Carvana Co.†	5.875%	10/1/2028	1,134	1,163,767
Gap, Inc. (The)†	8.625%	5/15/2025	1,186	1,329,802
Gap, Inc. (The)†	8.875%	5/15/2027	1,054	1,231,862
L Brands, Inc.	6.875%	11/1/2035	2,257	2,693,256
Levi Strauss & Co.†	3.50%	3/1/2031	1,189	1,148,871
Murphy Oil USA, Inc.	4.75%	9/15/2029	1,180	1,241,732
Penske Automotive Group, Inc.	3.50%	9/1/2025	751	768,213

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail (continued)
Tiffany & Co.	4.90%	10/1/2044	$1,816	$2,247,059
WW International, Inc.†	8.625%	12/1/2025	1,220	1,271,636
Total				19,078,703

Steel Producers/Products 0.19%
CSN Inova Ventures (Brazil)†(c)	6.75%	1/28/2028	901	955,894
U.S. Steel Corp.	6.875%	3/1/2029	1,255	1,284,806
Total				2,240,700

Support: Services 2.16%
Ahern Rentals, Inc.†	7.375%	5/15/2023	1,440	1,300,500
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.†	5.375%	3/1/2029	1,181	1,223,870
Brink’s Co. (The)†	4.625%	10/15/2027	1,078	1,106,621
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	1,425	1,564,415
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	700	903,886
Fluor Corp.	4.25%	9/15/2028	2,291	2,323,074
Georgetown University (The)	2.943%	4/1/2050	1,246	1,157,963
H&E Equipment Services, Inc.†	3.875%	12/15/2028	1,801	1,753,724
Hertz Corp. (The)†(n)	5.50%	10/15/2024	987	985,149
Hertz Corp. (The)†(n)	6.00%	1/15/2028	1,887	1,895,256
Hertz Corp. (The)(n)	6.25%	10/15/2022	360	358,425
Johns Hopkins University	2.813%	1/1/2060	692	650,145
Maxim Crane Works Holdings Capital LLC†	10.125%	8/1/2024	1,080	1,132,763
Metropolitan Museum of Art (The)	3.40%	7/1/2045	1,975	1,933,711
Presidio Holdings, Inc.†	4.875%	2/1/2027	1,121	1,150,976
Quanta Services, Inc.	2.90%	10/1/2030	914	928,263
Uber Technologies, Inc.†	6.25%	1/15/2028	808	881,084
Uber Technologies, Inc.†	7.50%	9/15/2027	324	358,289
Uber Technologies, Inc.†	8.00%	11/1/2026	1,265	1,371,734
United Rentals North America, Inc.	3.875%	2/15/2031	552	555,795
United Rentals North America, Inc.	4.00%	7/15/2030	1,168	1,190,192
United Rentals North America, Inc.	4.875%	1/15/2028	1,039	1,095,750
Total				25,821,585

Technology Hardware & Equipment 0.65%
Apple, Inc.	1.80%	9/11/2024	1,053	1,095,455
Apple, Inc.	3.00%	6/20/2027	1,556	1,689,633
CDW LLC/CDW Finance Corp.	4.125%	5/1/2025	483	503,226
Motorola Solutions, Inc.	4.60%	5/23/2029	1,513	1,717,356

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Technology Hardware & Equipment (continued)
Switch Ltd.†	3.75%	9/15/2028		$1,106	$1,091,174
Western Digital Corp.	4.75%	2/15/2026		1,570	1,732,809
Total					7,829,653

Telecommunications: Satellite 0.30%
Connect Finco SARL/Connect US Finco LLC (Luxembourg)†(c)	6.75%	10/1/2026		2,264	2,414,081
Hughes Satellite Systems Corp.	5.25%	8/1/2026		1,111	1,226,116
Total					3,640,197

Telecommunications: Wireless 1.39%
American Tower Corp.	2.95%	1/15/2025		1,132	1,204,341
Crown Castle International Corp.	4.15%	7/1/2050		762	821,082
SBA Communications Corp.	3.875%	2/15/2027		2,561	2,621,056
Sprint Capital Corp.	6.875%	11/15/2028		4,687	5,918,955
T-Mobile USA, Inc.	3.375%	4/15/2029		2,457	2,480,034
T-Mobile USA, Inc.†	3.875%	4/15/2030		1,099	1,194,184
Vmed O2 UK Financing I plc (United Kingdom)†(c)	4.25%	1/31/2031		2,494	2,430,652
Total					16,670,304

Telecommunications: Wireline Integrated & Services 0.96%
Altice France Holding SA (Luxembourg)†(c)	6.00%	2/15/2028		934	921,993
Altice France Holding SA (Luxembourg)†(c)	10.50%	5/15/2027		1,789	2,015,478
Altice France SA (France)†(c)	8.125%	2/1/2027		1,512	1,659,034
Frontier Communications Corp.†	5.00%	5/1/2028		1,549	1,580,375
Frontier Communications Corp.†	5.875%	10/15/2027		882	936,574
Frontier Communications Corp.†	6.75%	5/1/2029		523	552,589
VTR Comunicaciones SpA (Chile)†(c)	5.125%	1/15/2028		368	385,167
Windstream Escrow LLC/Windstream Escrow Finance Corp.†	7.75%	8/15/2028		1,122	1,144,777
Zayo Group Holdings, Inc.†	4.00%	3/1/2027		1,051	1,033,979
Zayo Group Holdings, Inc.†	6.125%	3/1/2028		1,183	1,216,089
Total					11,446,055

Theaters & Entertainment 0.21%
Live Nation Entertainment, Inc.†	3.75%	1/15/2028		1,177	1,163,023
Pinnacle Bidco plc†(f)	5.50%	2/15/2025	EUR	1,129	1,345,056
Total					2,508,079

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Transportation: Infrastructure/Services 0.73%
Adani Ports & Special Economic Zone Ltd. (India)†(c)	4.375%	7/3/2029	$1,680	$1,761,547
Aeropuerto Internacional de Tocumen SA (Panama)†(c)	6.00%	11/18/2048	1,918	2,027,321
Autoridad del Canal de Panama (Panama)†(c)	4.95%	7/29/2035	1,000	1,235,545
CH Robinson Worldwide, Inc.	4.20%	4/15/2028	1,736	1,952,484
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(c)	5.375%	11/15/2024	1,675	1,750,877
Total				8,727,774

Trucking & Delivery 0.16%
FedEx Corp. 2020-1 Class AA Pass Through Trust	1.875%	8/20/2034	1,923	1,869,850
Total High Yield Corporate Bonds (cost $763,791,490)				807,219,774

MUNICIPAL BONDS 3.51%

Air Transportation 0.17%
County of Miami-Dade FL Aviation Revenue	3.982%	10/1/2041	970	1,017,119
County of Miami-Dade FL Aviation Revenue	4.28%	10/1/2041	950	1,023,192
Total				2,040,311

Education 0.62%
California State University	3.899%	11/1/2047	1,975	2,229,686
Ohio University	5.59%	12/1/2114	1,000	1,250,242
Permanent University Fund - Texas A&M University System	3.66%	7/1/2047	2,070	2,252,868
Regents of the University of California Medical Center	3.006%	5/15/2050	885	851,668
Regents of the University of California Medical Center	6.548%	5/15/2048	600	905,083
Total				7,489,547

General Obligation 1.10%
Chicago Transit Authority Sales & Transfer
Tax Receipts	6.899%	12/1/2040	500	699,257
City of Chicago IL	6.314%	1/1/2044	475	567,734
City of Chicago IL	7.781%	1/1/2035	405	533,588
City of Portland OR	7.701%	6/1/2022	1,035	1,086,592
Commonwealth of Pennsylvania	5.45%	2/15/2030	836	1,029,713
District of Columbia	5.591%	12/1/2034	795	1,017,284
Los Angeles Unified School District/CA	5.75%	7/1/2034	1,000	1,323,563

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
General Obligation (continued)
State of California	7.55%	4/1/2039	$885	$1,431,342
State of Illinois	5.10%	6/1/2033	4,010	4,517,856
University of North Carolina at Chapel Hill	3.847%	12/1/2034	855	995,988
Total				13,202,917

Lease Obligation 0.07%
State of Wisconsin	3.294%	5/1/2037	790	856,776

Miscellaneous 0.61%
County of Miami-Dade FL	2.786%	10/1/2037	575	556,021
Dallas Convention Center Hotel Development Corp.,	7.088%	1/1/2042	1,210	1,646,123
New Jersey Transportation Trust Fund Authority	4.081%	6/15/2039	280	295,410
New Jersey Transportation Trust Fund Authority	4.131%	6/15/2042	1,075	1,127,750
New York City Industrial Development Agency†	11.00%	3/1/2029	1,135	1,543,017
Pasadena Public Financing Authority	7.148%	3/1/2043	1,445	2,109,562
Total				7,277,883

Multi-Line Insurance 0.03%
City & County Honolulu HI Wastewater System Revenue	1.623%	7/1/2031	390	376,992

Revenue - Utilities - Other 0.11%
City of San Antonio TX Electric & Gas Systems Revenue	5.718%	2/1/2041	980	1,330,352

Tax Revenue 0.26%
Massachusetts School Building Authority	5.715%	8/15/2039	1,220	1,656,820
Memphis-Shelby County Industrial Development Board	7.00%	7/1/2045	1,415	1,410,028
Total				3,066,848

Taxable Revenue - Transportation 0.17%
Metropolitan Transportation Authority	5.175%	11/15/2049	1,000	1,244,654
New York State Dormitory Authority	3.19%	2/15/2043	310	316,990
Regional Transportation District Sales Tax Revenue	2.387%	11/1/2037	455	432,179
Total				1,993,823

Taxable Revenue - Utilities - Other 0.01%
City of Atlanta GA Water & Wastewater Revenue	2.257%	11/1/2035	120	119,876

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Taxable Revenue - Water & Sewer 0.02%
City & County Honolulu HI Wastewater System Revenue	2.574%		7/1/2041	$260	$253,899

Transportation 0.13%
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	787	820,573
Metropolitan Transportation Authority	6.668%		11/15/2039	525	719,381
Total					1,539,954

Transportation: Infrastructure/Services 0.21%
Chicago Transit Authority Sales Tax Receipts Fund	6.20%		12/1/2040	1,030	1,375,223
Port of Seattle WA	3.755%		5/1/2036	1,105	1,167,624
Total					2,542,847
Total Municipal Bonds (cost $39,753,119)					42,092,025

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.41%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(p)	12/25/2059	455	458,730
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.056% (1 Mo. LIBOR + .95%)	#	6/15/2035	2,083	2,085,456
BANK 2020-BN30 A4	1.925%		12/15/2053	2,000	1,923,281
BBCMS Mortgage Trust 2018-C2 C	4.97%	#(p)	12/15/2051	1,011	1,119,653
BBCMS Mortgage Trust 2019-BWAY A†	1.062% (1 Mo. LIBOR + .96%)	#	11/15/2034	1,750	1,745,697
Benchmark Mortgage Trust 2019-B12 WMA†	4.246%	#(p)	8/15/2052	2,892	2,625,762	(e)
Benchmark Mortgage Trust 2020-B22 A5	1.973%		1/15/2054	200	192,765
BHMS 2018-ATLS A†	1.356% (1 Mo. LIBOR + 1.25%)	#	7/15/2035	3,300	3,303,777
BX 2021-MFM1 B†	1.056% (1 Mo. LIBOR + .95%)	#	1/15/2034	400	400,289
BX 2021-MFM1 C†	1.306% (1 Mo. LIBOR + 1.20%)	#	1/15/2034	250	250,155
BX Commercial Mortgage Trust 2020-VIV4 A†	2.843%		3/9/2044	829	843,364
CF Trust 2019-BOSS A1†	4.75% (1 Mo. LIBOR + 3.25%)	#	12/15/2021	1,340	1,202,754	(e)
Citigroup Commercial Mortgage Trust 2016-GC36 C	4.755%	#(p)	2/10/2049	480	501,963

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage
Trust 2016-P3 D†	2.804%	#(p)	4/15/2049	$828	$587,258
COMM Mortgage Trust 2014-UBS5 AM	4.193%	#(p)	9/10/2047	1,161	1,264,401
COMM Mortgage Trust 2020-SBX A†	1.67%		1/10/2038	450	451,601
COMM Mortgage Trust 2020-SBX C†	2.056%	#(p)	1/10/2038	350	348,783
COMM Mortgage Trust 2020-SBX D†	2.321%	#(p)	1/10/2038	500	495,822
Credit Suisse Mortgage Capital Certificates 2019-ICE4 C†	1.536% (1 Mo. LIBOR + 1.43%)	#	5/15/2036	3,000	3,005,845
Credit Suisse Mortgage Capital Certificates 2019-ICE4 D†	1.706% (1 Mo. LIBOR + 1.60%)	#	5/15/2036	924	925,893
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24%	#(p)	2/25/2050	1,074	1,091,210
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(p)	1/25/2060	653	661,611
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	780	821,300
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	800	837,538
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	486	496,255
Great Wolf Trust 2019-WOLF A†	1.14% (1 Mo. LIBOR + 1.03%)	#	12/15/2036	3,317	3,317,495
Great Wolf Trust 2019-WOLF D†	2.039% (1 Mo. LIBOR + 1.93%)	#	12/15/2036	2,923	2,877,026
GS Mortgage Securities Corp. Trust 2021-RENT E†	2.861% (1 Mo. LIBOR + 2.75%)	#	11/21/2023	650	651,280
GS Mortgage Securities Corp. Trust 2021-RENT F†	3.761% (1 Mo. LIBOR + 3.65%)	#	11/21/2023	373	373,976
GS Mortgage Securities Corp. Trust 2021-RENT G†	5.811% (1 Mo. LIBOR + 5.70%)	#	11/21/2023	100	100,485
GS Mortgage Securities Trust 2020-GSA2 A5	2.012%		12/12/2053	1,500	1,444,974
GS Mortgage Securities Trust 2020-GSA2 E†	2.25%		12/12/2053	550	422,410
Hilton Orlando Trust 2018-ORL A†	1.026% (1 Mo. LIBOR + .92%)	#	12/15/2034	557	557,537

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
HPLY Trust 2019-HIT A†	1.106% (1 Mo. LIBOR + 1.00%)	#	11/15/2036	$1,043	$1,043,635
JPMCC Commercial Mortgage Securities Trust 2017-JP5	3.87%	#(p)	3/15/2050	821	857,263
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	1,000	1,000,646
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE A†	3.287%		1/10/2037	550	575,715
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE B†	3.64%		1/10/2037	490	504,600
KKR Industrial Portfolio Trust 2021-KDIP D†	1.356% (1 Mo. LIBOR + 1.25%)	#	12/15/2037	350	350,635
KKR Industrial Portfolio Trust 2021-KDIP E†	1.656% (1 Mo. LIBOR + 1.55%)	#	12/15/2037	570	569,782
KKR Industrial Portfolio Trust 2021-KDIP F†	2.156% (1 Mo. LIBOR + 2.05%)	#	12/15/2037	626	627,843
Life 2021-BMR Mortgage Trust 2021-BMR E†	1.856% (1 Mo. LIBOR + 1.75%)	#	3/15/2038	1,200	1,204,703
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(p)	1/26/2060	425	431,401
One New York Plaza Trust 2020-1NYP B†	1.606% (1 Mo. LIBOR + 1.50%)	#	1/15/2026	600	607,134
One New York Plaza Trust 2020-1NYP C†	2.306% (1 Mo. LIBOR + 2.20%)	#	1/15/2026	1,380	1,397,897
One New York Plaza Trust 2020-1NYP D†	2.856% (1 Mo. LIBOR + 2.75%)	#	1/15/2026	500	506,593
PFP Ltd. 2019-6 A†	1.156% (1 Mo. LIBOR + 1.05%)	#	4/14/2037	1,468	1,472,044
PFP Ltd. 2019-6 C†	2.206% (1 Mo. LIBOR + 2.10%)	#	4/14/2037	1,995	1,995,008
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(p)	2/25/2024	309	313,445
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(p)	2/25/2050	627	639,626

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	$702	$710,169

Wells Fargo Commercial Mortgage Trust 2020-SDAL A†	1.116% (1 Mo. LIBOR + 1.01%	)#	2/15/2037	582	578,489
Total Non-Agency Commercial Mortgage-Backed Securities (cost $53,005,035)					52,772,974

	Dividend Rate			Shares (000)
PREFERRED STOCKS 0.08%

Transportation: Infrastructure/Services
ACBL Holdings Corp. Series A	Zero Coupon			14	376,998	(e)
ACBL Holdings Corp. Series B	Zero Coupon			17	583,188	(e)
Total Preferred Stocks (cost $765,325)					960,186

	Exercise Price		Expiration Date
WARRANTS 0.00%

Personal & Household Products
Remington Outdoor Co., Inc. (cost $86,340)	$35.05		5/14/2022	16	–	(g)(h)
Total Long-Term Investments (cost $1,129,317,643)					1,186,613,398

				Principal Amount (000)
SHORT-TERM INVESTMENTS 1.78%

REPURCHASE AGREEMENTS 1.37%
Repurchase Agreement dated 3/31/2021, 0.00% due 4/1/2021 with Fixed Income Clearing Corp. collateralized by $8,410,500 of U.S. Treasury Note at 2.00% due 08/15/2025; $8,000,000 of U.S. Treasury Note at .50% due 02/28/2026; value: $16,748,052; proceeds: $16,419,560 (cost $16,419,560)				$16,420	16,419,560

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

Investments	Shares (000)	Fair Value
Money Market Funds 0.37%
Fidelity Government Portfolio(q) (cost $4,375,890)	4,375,890	$4,375,890

Time Deposits 0.04%
CitiBank N.A.(q) (cost $486,210)	486,210	486,210
Total Short-Term Investments (cost $21,281,660)		21,281,660
Total Investments in Securities 100.91% (cost $1,150,599,303)		1,207,895,058
Less Unfunded Loan Commitments (0.09%) (cost $1,129,030)		(1,135,366)
Net Investments 100.82% (cost $1,149,470,273)		1,206,759,692
Liabilities in Excess of Cash, Foreign Cash and Other Assets(r) (0.82%)		(9,767,292)
Net Assets 100.00%		$1,196,992,400
EUR	Euro.
GBP	British pound.
JPY	Japanese yen.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2021, the total value of Rule 144A securities was $516,154,926, which represents 43.12% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2021.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Amount is less than 1,000 Shares.
(c)	Foreign security traded in U.S. dollars.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(e)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	Investment in non-U.S. dollar denominated securities.
(g)	Amount is less than $1,000.
(h)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2021.
(j)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Interest rate to be determined.
(l)	Security partially/fully unfunded.
(m)	Security is perpetual in nature and has no stated maturity.
(n)	Defaulted (non-income producing security).

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

(o)	Securities purchased on a when-issued basis.
(p)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(q)	Security was purchased with the cash collateral from loaned securities.
(r)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at March 31, 2021(1):

Referenced Index	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation/ Depreciation(3)
Markit CDX. NA.EM.35(4)(5)	Credit Suisse	1.00%	6/20/2026	$35,756,000	$34,264,466	$1,287,403	$204,131
Markit CDX. NA.IG.34(4)(6)	Credit Suisse	1.00%	6/20/2025	55,536,000	56,535,906	(510,926)	(488,980)
Markit CDX. NA.IG.36(4)(6)	Credit Suisse	1.00%	6/20/2026	89,081,852	91,169,277	(1,910,419)	(177,006)
						$(1,133,942)	$(461,855)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $204,131. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $665,986.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets sovereign issuers.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of investment grade securities.

Credit Default Swaps on Indexes - Sell Protection at March 31, 2021(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX. NA.BBB-.9	Morgan Stanley	3.00%	11/17/2059	$1,200,000	$1,049,579	$(151,920)	$1,499	$(150,421)
Markit CMBX. NA.BBB-.9	Morgan Stanley	3.00%	8/17/2061	1,200,000	1,119,920	(83,332)	3,252	(80,080)
						$(235,252)	$4,751	$(230,501)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $4,751. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

Open Forward Foreign Currency Exchange Contracts at March 31, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	State Street Bank and Trust	6/8/2021	2,581,000	$3,586,253	$3,558,823	$27,430
Euro	Sell	Bank of America	6/4/2021	9,178,000	11,119,331	10,776,311	343,020
Japanese yen	Sell	State Street Bank and Trust	4/30/2021	128,000,000	1,231,309	1,156,329	74,980
Japanese yen	Sell	State Street Bank and Trust	4/30/2021	30,800,000	293,776	278,242	15,534
Japanese yen	Sell	Toronto Dominion Bank	4/30/2021	25,000,000	239,157	225,846	13,311
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$474,275

Open Futures Contracts at March 31, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	June 2021	432	Short	$(57,826,518)	$(56,565,000)	$1,261,518
U.S. 10-Year Ultra Treasury Note	June 2021	420	Short	(62,430,598)	(60,348,751)	2,081,847
U.S. 5-Year Treasury Note	June 2021	216	Short	(26,728,462)	(26,654,063)	74,399
U.S. Ultra Treasury Bond	June 2021	325	Short	(61,380,989)	(58,896,094)	2,484,895
Total Unrealized Appreciation on Open Futures Contracts						$5,902,659

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
Euro-Bobl	June 2021	6	Short	EUR (807,290)	EUR (810,480)	$(3,741)
U.S. 2-Year Treasury Note	June 2021	2,165	Long	$478,350,515	$477,873,007	(477,508)
U.S. Long Bond	June 2021	87	Short	(13,346,190)	(13,449,656)	(103,466)
Total Unrealized Depreciation on Open Futures Contracts						$(584,715)

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO March 31, 2021

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$68,794,410	$–	$68,794,410
Common Stocks
Auto Parts & Equipment	–	446,062	–	446,062
Diversified Capital Goods	1,279,448	344,610	–	1,624,058
Personal & Household Products	5,071,773	36,014	1,110,258	6,218,045
Specialty Retail	7,366,930	266,807	–	7,633,737
Transportation:
Infrastructure/Services	–	–	73,680	73,680
Remaining Industries	89,846,652	–	–	89,846,652
Convertible Bonds	–	1,956,045	–	1,956,045
Floating Rate Loans
Aerospace/Defense	–	1,850,437	637,382	2,487,819
Electric: Generation	–	1,205,518	139,672	1,345,190
Investments & Miscellaneous Financial Services	–	–	1,952,721	1,952,721
Personal & Household Products	–	4,359,359	23,278	4,382,637
Remaining Industries	–	73,815,449	–	73,815,449
Less Unfunded Commitments	–	(1,135,366)	–	(1,135,366)
Foreign Government Obligations	–	22,991,934	–	22,991,934
High Yield Corporate Bonds Banking	–	52,383,749	125	52,383,874
Metals/Mining (Excluding Steel)	–	25,867,622	2	25,867,624
Remaining Industries	–	728,968,276	–	728,968,276
Municipal Bonds	–	42,092,025	–	42,092,025
Non-Agency Commercial Mortgage-Backed Securities	–	48,944,458	3,828,516	52,772,974
Preferred Stocks	–	–	960,186	960,186
Warrants	–	–	–	–
Short-Term Investments
Repurchase Agreements	–	16,419,560	–	16,419,560
Money Market Funds	4,375,890	–	–	4,375,890
Time Deposits	–	486,210	–	486,210
Total	$107,940,693	$1,090,093,179	$8,725,820	$1,206,759,692

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

BOND-DEBENTURE PORTFOLIO March 31, 2021

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$204,131	$–	$204,131
Liabilities	–	(665,986)	–	(665,986)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(230,501)	–	(230,501)
Forward Foreign Currency Exchange Contracts
Assets	–	474,275	–	474,275
Liabilities	–	–	–	–
Futures Contracts
Assets	5,902,659	–	–	5,902,659
Liabilities	(584,715)	–	–	(584,715)
Total	$5,317,944	$(218,081)	$–	$5,099,863

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)

DEVELOPING GROWTH PORTFOLIO March 31, 2021

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 99.02%

Aerospace & Defense 1.69%
Axon Enterprise, Inc.*	15,659	$2,230

Banks 3.42%
Silvergate Capital Corp. Class A*	14,563	2,070
Western Alliance Bancorp	26,005	2,456
Total		4,526

Biotechnology 18.60%
Acceleron Pharma, Inc.*	10,578	1,435
Arena Pharmaceuticals, Inc.*	15,076	1,046
Blueprint Medicines Corp.*	11,451	1,113
Bridgebio Pharma, Inc.*	27,389	1,687
CareDx, Inc.*	20,087	1,368
ChemoCentryx, Inc.*	12,919	662
Constellation Pharmaceuticals, Inc.*	37,324	873
Insmed, Inc.*	44,775	1,525
Intellia Therapeutics, Inc.*	15,473	1,242
Iovance Biotherapeutics, Inc.*	25,330	802
Karuna Therapeutics, Inc.*	5,395	649
Krystal Biotech, Inc.*	22,816	1,758
Mirati Therapeutics, Inc.*	5,829	999
Myovant Sciences Ltd. (United Kingdom)*(a)	32,223	663
Natera, Inc.*	22,935	2,329
Olink Holding AB ADR*	9,228	332
Rocket Pharmaceuticals, Inc.*	26,467	1,174
Scholar Rock Holding Corp.*	11,944	605
TG Therapeutics, Inc.*	43,951	2,118
Turning Point Therapeutics, Inc.*	12,964	1,226
Ultragenyx Pharmaceutical, Inc.*	8,624	982
Total		24,588

Building Products 1.69%
AZEK Co., Inc. (The)*	29,615	1,245
Trex Co., Inc.*	10,760	985
Total		2,230

Capital Markets 0.99%
Open Lending Corp. Class A*	37,095	1,314

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

DEVELOPING GROWTH PORTFOLIO March 31, 2021

		Fair
		Value
Investments	Shares	(000)
Chemicals 1.89%
Amyris, Inc.*	59,591	$1,138
Balchem Corp.	8,663	1,087
Danimer Scientific, Inc.*(b)	7,204	272
Total		2,497

Communications Equipment 1.82%
Calix, Inc.*	47,813	1,657
Lumentum Holdings, Inc.*	8,154	745
Total		2,402

Electrical Equipment 3.04%
Generac Holdings, Inc.*	5,853	1,916
Sunrun, Inc.*	20,254	1,225
TPI Composites, Inc.*	15,553	878
Total		4,019

Electronic Equipment, Instruments & Components 1.08%
Littelfuse, Inc.	5,406	1,430

Entertainment 0.00%
World Wrestling Entertainment, Inc. Class A	3	–	(c)

Food Products 0.84%
Freshpet, Inc.*	7,029	1,116

Health Care Equipment & Supplies 5.76%
Axonics Modulation Technologies, Inc.*	37,954	2,273
Inari Medical, Inc.*	20,215	2,163
Nevro Corp.*	5,325	743
Shockwave Medical, Inc.*	12,594	1,641
SI-BONE, Inc.*	25,031	796
Total		7,616

Health Care Technology 2.20%
Inspire Medical Systems, Inc.*	14,023	2,903

Hotels, Restaurants & Leisure 3.49%
Marriott Vacations Worldwide Corp.*	5,759	1,003
Penn National Gaming, Inc.*	12,493	1,310
Planet Fitness, Inc. Class A*	16,893	1,306
Shake Shack, Inc. Class A*	8,767	988
Total		4,607

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

DEVELOPING GROWTH PORTFOLIO March 31, 2021

		Fair
		Value
Investments	Shares	(000)
Household Durables 6.34%
Helen of Troy Ltd.*	6,625	$1,396
LGI Homes, Inc.*	16,838	2,514
Sonos, Inc.*	70,741	2,651
Tempur Sealy International, Inc.	49,765	1,819
Total		8,380

Information Technology Services 5.16%
Digitalocean Holdings, Inc.*	13,365	563
Endava plc ADR*	21,344	1,808
Globant SA (Argentina)*(a)	7,299	1,515
LiveRamp Holdings, Inc.*	13,699	711
Shift4 Payments, Inc. Class A*	27,145	2,226
Total		6,823

Insurance 1.24%
Goosehead Insurance, Inc. Class A	8,894	953
Trupanion, Inc.*	9,091	693
Total		1,646

Interactive Media & Services 0.54%
Eventbrite, Inc. Class A*	32,253	715

Internet & Direct Marketing Retail 1.70%
Fiverr International Ltd. (Israel)*(a)	3,011	654
Magnite, Inc.*	16,832	700
RealReal, Inc. (The)*	39,427	892
Total		2,246

Internet Software & Services 1.37%
Cardlytics, Inc.*	16,510	1,811

Leisure Products 2.73%
Malibu Boats, Inc. Class A*	24,184	1,927
YETI Holdings, Inc.*	23,282	1,681
Total		3,608

Life Sciences Tools & Services 3.15%
Berkeley Lights, Inc.*	9,882	496
NanoString Technologies, Inc.*	10,592	696
Pacific Biosciences of California, Inc.*	22,883	762
Quanterix Corp.*	19,351	1,131
Repligen Corp.*	5,532	1,076
Total		4,161

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

DEVELOPING GROWTH PORTFOLIO March 31, 2021

		Fair
		Value
Investments	Shares	(000)
Machinery 4.37%
Altra Industrial Motion Corp.	22,528	$1,246
Chart Industries, Inc.*	14,812	2,108
Evoqua Water Technologies Corp.*	44,901	1,181
Hydrofarm Holdings Group, Inc.*	9,541	576
Westport Innovations, Inc. (Canada)*(a)	92,310	664
Total		5,775

Pharmaceuticals 1.00%
Intra-Cellular Therapies, Inc.*	38,788	1,316

Professional Services 0.88%
Upwork, Inc.*	26,081	1,168

Real Estate Management & Development 0.77%
Redfin Corp.*	15,223	1,014

Semiconductors & Semiconductor Equipment 7.42%
Brooks Automation, Inc.	17,783	1,452
CEVA, Inc.*	25,866	1,452
Diodes, Inc.*	22,326	1,783
Enphase Energy, Inc.*	3	–	(c)
MKS Instruments, Inc.	13,153	2,439
Semtech Corp.*	23,548	1,625
SunPower Corp.*	31,384	1,050
Total		9,801

Software 9.52%
Appian Corp.*(b)	6,871	913
Blackline, Inc.*	5,858	635
Cerence, Inc.*	8,032	719
Digital Turbine, Inc.*	20,888	1,679
Everbridge, Inc.*	7,433	901
Five9, Inc.*	11,195	1,750
Jamf Holding Corp.*	23,098	816
Lightspeed POS, Inc. (Canada)*(a)	10,068	632
Olo, Inc. Class A*	11,637	307
ON24, Inc.*	8,529	414
Q2 Holdings, Inc.*	12,343	1,237
Rapid7, Inc.*	16,635	1,241
Sprout Social, Inc. Class A*	23,055	1,332
Total		12,576

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(continued)

DEVELOPING GROWTH PORTFOLIO March 31, 2021

		Fair
		Value
Investments	Shares	(000)
Specialty Retail 2.77%
National Vision Holdings, Inc.*	32,716	$1,434
RH*	3,731	2,226
Total		3,660

Textiles, Apparel & Luxury Goods 2.73%
Crocs, Inc.*	24,414	1,964
Deckers Outdoor Corp.*	4,986	1,648
Total		3,612

Trading Companies & Distributors 0.82%
Rush Enterprises, Inc. Class A	21,745	1,083
Total Common Stocks (cost $105,572,374)		130,873

SHORT-TERM INVESTMENTS 0.86%

Money Market Funds 0.77%
Fidelity Government Portfolio(d) (cost $1,018,714)	1,018,714	1,019

Time Deposits 0.09%
CitiBank N.A.(d) (cost $113,191)	113,191	113
Total Short-Term Investments (cost $1,131,905)		1,132
Total Investments in Securities 99.88% (cost $106,704,279)		132,005
Other Assets in Excess of Liabilities 0.12%		155
Net Assets 100.00%		$132,160

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
(c)	Amount is less than $1,000.
(d)	Security was purchased with the cash collateral from loaned securities.

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

DEVELOPING GROWTH PORTFOLIO March 31, 2021

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)	(000)	(000)	(000)	(000)
Common Stocks	$130,873	$–	$–	$130,873
Short-Term Investments
Money Market Funds	1,019	–	–	1,019
Time Deposits	–	113	–	113
Total	$131,892	$113	$–	$132,005

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)

DIVIDEND GROWTH PORTFOLIO March 31, 2021

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 99.12%

Aerospace & Defense 3.21%
Northrop Grumman Corp.	6,700	$2,168
Raytheon Technologies Corp.	50,816	3,927
Total		6,095

Air Freight & Logistics 1.17%
FedEx Corp.	7,800	2,215

Banks 4.39%
JPMorgan Chase & Co.	54,700	8,327

Beverages 1.46%
Coca-Cola Co. (The)	52,568	2,771

Biotechnology 1.82%
AbbVie, Inc.	31,999	3,463

Building Products 1.55%
Masco Corp.	49,200	2,947

Capital Markets 8.61%
Ameriprise Financial, Inc.	17,000	3,952
BlackRock, Inc.	4,900	3,694
MarketAxess Holdings, Inc.	3,200	1,593
Moody’s Corp.	6,800	2,031
Morgan Stanley	36,700	2,850
S&P Global, Inc.	6,300	2,223
Total		16,343

Chemicals 2.18%
Air Products & Chemicals, Inc.	14,700	4,136

Consumer Finance 1.38%
Discover Financial Services	27,600	2,622

Distributors 1.13%
Pool Corp.	6,200	2,140

Diversified Telecommunication Services 1.33%
Verizon Communications, Inc.	43,300	2,518

Electric: Utilities 1.95%
NextEra Energy, Inc.	49,000	3,705

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

DIVIDEND GROWTH PORTFOLIO March 31, 2021

		Fair
		Value
Investments	Shares	(000)
Entertainment 3.04%
Activision Blizzard, Inc.	10,000	$930
Walt Disney Co. (The)*	26,200	4,834
Total		5,764

Food & Staples Retailing 3.56%
Sysco Corp.	45,200	3,559
Walmart, Inc.	23,480	3,189
Total		6,748

Health Care Equipment & Supplies 4.60%
Abbott Laboratories	29,800	3,571
Danaher Corp.	13,800	3,106
West Pharmaceutical Services, Inc.	7,300	2,057
Total		8,734

Health Care Providers & Services 1.61%
UnitedHealth Group, Inc.	8,200	3,051

Hotels, Restaurants & Leisure 1.80%
McDonald’s Corp.	15,274	3,424

Information Technology Services 4.59%
Accenture plc Class A (Ireland)(a)	13,400	3,702
Jack Henry & Associates, Inc.	10,800	1,639
Visa, Inc. Class A	15,900	3,366
Total		8,707

Insurance 2.57%
Chubb Ltd. (Switzerland)(a)	18,400	2,907
RenaissanceRe Holdings Ltd.	12,300	1,971
Total		4,878

Life Sciences Tools & Services 1.02%
Agilent Technologies, Inc.	15,300	1,945

Machinery 4.19%
Dover Corp.	23,300	3,195
Illinois Tool Works, Inc.	12,400	2,747
Stanley Black & Decker, Inc.	10,100	2,017
Total		7,959

Media 2.14%
Comcast Corp. Class A	74,900	4,053

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)(continued)

DIVIDEND GROWTH PORTFOLIO March 31, 2021

		Fair
		Value
Investments	Shares	(000)
Multi-Line Retail 1.43%
Dollar General Corp.	13,400	$2,715

Multi-Utilities 1.85%
CMS Energy Corp.	31,600	1,935
WEC Energy Group, Inc.	16,800	1,572
Total		3,507

Oil, Gas & Consumable Fuels 2.94%
Marathon Petroleum Corp.	55,700	2,979
Total SE ADR	56,100	2,611
Total		5,590

Personal Products 1.90%
Estee Lauder Cos., Inc. (The) Class A	12,400	3,607

Pharmaceuticals 1.63%
Johnson & Johnson	6,519	1,071
Zoetis, Inc.	12,900	2,032
Total		3,103

Road & Rail 4.53%
J.B. Hunt Transport Services, Inc.	21,500	3,614
Union Pacific Corp.	22,600	4,981
Total		8,595

Semiconductors & Semiconductor Equipment 10.03%
Analog Devices, Inc.	22,200	3,443
KLA Corp.	5,500	1,817
Microchip Technology, Inc.	24,166	3,751
NVIDIA Corp.	5,700	3,043
QUALCOMM, Inc.	10,157	1,347
Texas Instruments, Inc.	29,800	5,632
Total		19,033

Software 6.51%
Intuit, Inc.	6,700	2,567
Microsoft Corp.	41,500	9,784
Total		12,351

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

DIVIDEND GROWTH PORTFOLIO March 31, 2021

		Fair
		Value
Investments	Shares	(000)
Specialty Retail 5.13%
Home Depot, Inc. (The)	6,400	$1,954
Lowe’s Cos., Inc.	22,825	4,341
TJX Cos., Inc. (The)	52,100	3,446
Total		9,741

Technology Hardware, Storage & Peripherals 1.59%
Apple, Inc.	24,700	3,017

Textiles, Apparel & Luxury Goods 2.28%
NIKE, Inc. Class B	32,600	4,332
Total Common Stocks (cost $145,220,378)		188,136

	Principal
	Amount
	(000)

SHORT-TERM INVESTMENTS 0.90%

Repurchase Agreements
Repurchase Agreement dated 3/31/2021, 0.00% due 4/1/2021 with Fixed Income Clearing Corp. collateralized by $1,531,100 of U.S. Treasury Note at 3.000% due 11/15/2045 value: $1,734,062; proceeds: $1,699,968 (cost $1,699,968)	$1,700	1,700
Total Investments in Securities 100.02% (cost $146,920,346)		189,836
Liabilities in Excess of Other Assets(b) (0.02)%		(32)
Net Assets 100.00%		$189,804

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Other Assets include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at March 31, 2021:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
E-Mini S&P 500 Index	June 2021	6	Long	$1,178,300	$1,190,220	$11,920

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(concluded)

DIVIDEND GROWTH PORTFOLIO March 31, 2021

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)	(000)	(000)	(000)	(000)
Common Stocks	$188,136	$–	$–	$188,136
Short-Term Investments
Repurchase Agreements	–	1,700	–	1,700
Total	$188,136	$1,700	$–	$189,836
Other Financial Instruments
Futures Contracts
Assets	$12	$–	$–	$12
Liabilities	–	–	–	–
Total	$12	$–	$–	$12

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

FUNDAMENTAL EQUITY PORTFOLIO March 31, 2021

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 99.50%

Aerospace & Defense 1.60%
Raytheon Technologies Corp.	65,092	$5,030

Air Freight & Logistics 1.10%
Expeditors International of Washington, Inc.	32,210	3,469

Auto Components 1.23%
Lear Corp.	21,414	3,881

Automobiles 0.99%
General Motors Co.	54,350	3,123

Banks 9.36%
CIT Group, Inc.	117,830	6,070
East West Bancorp, Inc.	74,625	5,507
JPMorgan Chase & Co.	79,507	12,103
Western Alliance Bancorp	61,350	5,794
Total		29,474

Beverages 1.19%
PepsiCo, Inc.	26,540	3,754

Biotechnology 1.51%
AbbVie, Inc.	21,910	2,371
Vertex Pharmaceuticals, Inc.*	11,095	2,384
Total		4,755

Building Products 1.29%
Masco Corp.	67,803	4,061

Capital Markets 4.66%
Ameriprise Financial, Inc.	17,262	4,013
Blackstone Group, Inc. (The) Class A	64,360	4,797
Morgan Stanley	75,589	5,870
Total		14,680

Chemicals 4.44%
Avient Corp.	71,220	3,366
Corteva, Inc.	57,478	2,680
Dow, Inc.	51,466	3,291
PPG Industries, Inc.	30,976	4,654
Total		13,991

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY PORTFOLIO March 31, 2021

		Fair
		Value
Investments	Shares	(000)
Consumer Finance 1.94%
American Express Co.	43,247	$6,117

Diversified Financial Services 1.25%
Equitable Holdings, Inc.	120,379	3,927

Electric: Utilities 3.40%
Edison International	53,946	3,161
NextEra Energy, Inc.	46,270	3,499
NRG Energy, Inc.	107,445	4,054
Total		10,714

Electrical Equipment 2.56%
Hubbell, Inc.	23,202	4,336
Rockwell Automation, Inc.	14,040	3,727
Total		8,063

Equity Real Estate Investment Trusts 2.61%
Alexandria Real Estate Equities, Inc.	16,406	2,696
Host Hotels & Resorts, Inc.	151,827	2,558
Prologis, Inc.	28,040	2,972
Total		8,226

Food & Staples Retailing 1.04%
BJ’s Wholesale Club Holdings, Inc.*	73,166	3,282

Health Care Equipment & Supplies 2.82%
Medtronic plc (Ireland)(a)	43,999	5,197
Zimmer Biomet Holdings, Inc.	23,000	3,682
Total		8,879

Health Care Providers & Services 3.41%
CVS Health Corp.	60,013	4,515
McKesson Corp.	12,162	2,372
UnitedHealth Group, Inc.	10,340	3,847
Total		10,734

Hotels, Restaurants & Leisure 0.43%
Caesars Entertainment, Inc.*	15,414	1,348

Household Durables 1.44%
Leggett & Platt, Inc.	99,586	4,546

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY PORTFOLIO March 31, 2021

		Fair
		Value
Investments	Shares	(000)
Household Products 2.59%
Procter & Gamble Co. (The)	30,720	$4,160
Spectrum Brands Holdings, Inc.	47,089	4,003
Total		8,163

Industrial Conglomerates 2.28%
Honeywell International, Inc.	33,071	7,179

Information Technology Services 3.27%
Euronet Worldwide, Inc.*	33,757	4,668
Mastercard, Inc. Class A	6,344	2,259
MAXIMUS, Inc.	38,050	3,388
Total		10,315

Insurance 4.05%
American International Group, Inc.	79,420	3,670
Everest Re Group Ltd.	18,362	4,550
Fidelity National Financial, Inc.	111,487	4,533
Total		12,753

Interactive Media & Services 2.49%
Alphabet, Inc. Class A*	3,796	7,829

Internet & Direct Marketing Retail 1.28%
eBay, Inc.	65,738	4,026

Life Sciences Tools & Services 0.77%
Thermo Fisher Scientific, Inc.	5,310	2,423

Machinery 3.62%
Crane Co.	33,505	3,147
Cummins, Inc.	16,704	4,328
Westinghouse Air Brake Technologies Corp.	49,493	3,918
Total		11,393

Media 3.73%
Comcast Corp. Class A	113,257	6,128
Fox Corp. Class A	95,490	3,448
Nexstar Media Group, Inc. Class A	15,430	2,167
Total		11,743

Multi-Utilities 1.04%
CMS Energy Corp.	53,586	3,281

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY PORTFOLIO March 31, 2021

			Fair
			Value
Investments	Shares		(000)
Oil, Gas & Consumable Fuels 5.28%
Cabot Oil & Gas Corp.		116,330	$2,185
Chevron Corp.		39,420	4,131
Marathon Petroleum Corp.		54,100	2,894
Pioneer Natural Resources Co.		28,100	4,463
Total SE ADR		63,462	2,953
Total			16,626

Personal Products 1.09%
Unilever plc ADR		61,650	3,442

Pharmaceuticals 3.74%
Bristol-Myers Squibb Co.		89,642	5,659
Eli Lilly and Co.		12,630	2,360
Sanofi(b)	EUR	38,140	3,768
Total			11,787

Road & Rail 2.32%
Norfolk Southern Corp.		15,010	4,031
Saia, Inc.*		14,183	3,270
Total			7,301

Semiconductors & Semiconductor Equipment 3.65%
KLA Corp.		5,080	1,678
Micron Technology, Inc.*		29,530	2,605
Taiwan Semiconductor Manufacturing Co., Ltd. ADR		26,760	3,165
Texas Instruments, Inc.		21,481	4,060
Total			11,508

Software 2.25%
Microsoft Corp.		16,704	3,938
Oracle Corp.		44,925	3,153
Total			7,091

Specialty Retail 3.82%
Lowe’s Cos., Inc.		23,752	4,517
Sally Beauty Holdings, Inc.*		158,226	3,185
TJX Cos., Inc. (The)		65,299	4,320
Total			12,022

Technology Hardware, Storage & Peripherals 2.28%
Apple, Inc.		30,290	3,700
NetApp, Inc.		47,991	3,487
Total			7,187

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY PORTFOLIO March 31, 2021

		Fair
		Value
Investments	Shares	(000)
Tobacco 0.67%
Philip Morris International, Inc.	23,670	$2,100

Wireless Telecommunication Services 1.01%
T-Mobile US, Inc.*	25,290	3,169
Total Common Stocks (cost $258,532,739)		313,392

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENTS 0.03%

Repurchase Agreements
Repurchase Agreement dated 3/31/2021, 0.00% due 4/1/2021 with Fixed Income Clearing Corp. collateralized by $90,900 of U.S. Treasury Note at 3.000% due 11/15/2045 value: $102,950; proceeds: $100,867 (cost $100,867)	$101	101
Total Investments in Securities 99.53% (cost $258,633,606)		313,493
Other Assets in Excess of Liabilities 0.47%		1,489
Net Assets 100.00%		$314,982

EUR	Euro.
ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)(concluded)

FUNDAMENTAL EQUITY PORTFOLIO March 31, 2021

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)	(000)	(000)	(000)	(000)
Common Stocks	$313,392	$–	$–	$313,392
Short-Term Investments
Repurchase Agreements	–	101	–	101
Total	$313,392	$101	$–	$313,493

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

GROWTH OPPORTUNITIES PORTFOLIO March 31, 2021

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 99.96%

Aerospace & Defense 2.88%
CAE, Inc. (Canada)(a)	68,696	$1,957
TransDigm Group, Inc.*	2,726	1,603
Total		3,560

Banks 1.51%
First Republic Bank	7,157	1,193
Western Alliance Bancorp	7,145	675
Total		1,868

Beverages 1.78%
Boston Beer Co., Inc. (The) Class A*	937	1,130
Brown-Forman Corp. Class B	15,479	1,068
Total		2,198

Biotechnology 4.49%
Arena Pharmaceuticals, Inc.*	4,880	339
Argenx SE ADR*	2,270	625
Blueprint Medicines Corp.*	3,869	376
Genmab A/S ADR*	13,092	430
Mirati Therapeutics, Inc.*	3,020	517
Natera, Inc.*	10,471	1,063
Olink Holding AB ADR*	2,715	98
Rocket Pharmaceuticals, Inc.*	5,018	223
Seagen, Inc.*	7,817	1,085
TG Therapeutics, Inc.*	6,630	320
Twist Bioscience Corp.*	3,709	459
Total		5,535

Capital Markets 2.68%
MarketAxess Holdings, Inc.	2,989	1,488
Moody’s Corp.	1,930	576
MSCI, Inc.	2,950	1,237
Total		3,301

Chemicals 0.40%
FMC Corp.	4,485	496

Construction Materials 1.42%
Vulcan Materials Co.	10,349	1,746

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)(continued)

GROWTH OPPORTUNITIES PORTFOLIO March 31, 2021

		Fair
		Value
Investments	Shares	(000)
Containers & Packaging 2.45%
Avery Dennison Corp.	5,853	$1,075
Ball Corp.	23,020	1,951
Total		3,026

Diversified Consumer Services 1.97%
Bright Horizons Family Solutions, Inc.*	7,705	1,321
Chegg, Inc.*	12,897	1,105
Total		2,426

Electrical Equipment 1.11%
AMETEK, Inc.	10,762	1,375

Electronic Equipment, Instruments & Components 2.67%
Amphenol Corp. Class A	30,245	1,995
Trimble, Inc.*	16,655	1,296
Total		3,291

Entertainment 2.63%
Roku, Inc.*	4,943	1,610
Take-Two Interactive Software, Inc.*	5,473	967
Warner Music Group Corp. Class A	19,425	667
Total		3,244

Equity Real Estate Investment Trusts 1.23%
SBA Communications Corp.	5,480	1,521

Food & Staples Retailing 0.65%
Sysco Corp.	10,135	798

Health Care Equipment & Supplies 6.75%
Align Technology, Inc.*	5,615	3,041
DexCom, Inc.*	2,533	910
IDEXX Laboratories, Inc.*	2,520	1,233
Insulet Corp.*	4,950	1,292
Outset Medical, Inc.*	10,010	544
West Pharmaceutical Services, Inc.	4,644	1,309
Total		8,329

Health Care Providers & Services 1.23%
Guardant Health, Inc.*	9,909	1,512

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

GROWTH OPPORTUNITIES PORTFOLIO March 31, 2021

		Fair
		Value
Investments	Shares	(000)
Health Care Technology 2.52%
Teladoc Health, Inc.*	6,317	$1,148
Veeva Systems, Inc. Class A*	7,495	1,958
Total		3,106

Hotels, Restaurants & Leisure 3.20%
Chipotle Mexican Grill, Inc.*	1,584	2,251
Hilton Worldwide Holdings, Inc.	8,787	1,062
Wingstop, Inc.	5,001	636
Total		3,949

Household Products 1.36%
Church & Dwight Co., Inc.	19,252	1,682

Industrial Conglomerates 0.81%
Roper Technologies, Inc.	2,464	994

Information Technology Services 8.25%
FleetCor Technologies, Inc.*	6,635	1,782
Genpact Ltd.	31,570	1,352
Global Payments, Inc.	8,930	1,800
Jack Henry & Associates, Inc.	10,055	1,526
Twilio, Inc. Class A*	8,815	3,004
Wix.com Ltd. (Israel)*(a)	2,543	710
Total		10,174

Insurance 1.83%
Goosehead Insurance, Inc. Class A	12,021	1,288
RenaissanceRe Holdings Ltd.	6,046	969
Total		2,257

Interactive Media & Services 2.86%
Match Group, Inc.*	13,786	1,894
Pinterest, Inc. Class A*	8,889	658
Snap, Inc. Class A*	18,690	977
Total		3,529

Internet & Direct Marketing Retail 1.81%
Chewy, Inc. Class A*	7,184	609
Etsy, Inc.*	8,079	1,629
Total		2,238

Leisure Products 0.56%
Peloton Interactive, Inc. Class A*	6,142	690

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)(continued)

GROWTH OPPORTUNITIES PORTFOLIO March 31, 2021

		Fair
		Value
Investments	Shares	(000)
Life Sciences Tools & Services 5.42%
10X Genomics, Inc. Class A*	8,141	$1,474
Bio-Rad Laboratories, Inc. Class A*	2,173	1,241
Charles River Laboratories International, Inc.*	5,567	1,613
Maravai LifeSciences Holdings, Inc. Class A*	21,057	750
Quanterix Corp.*	6,108	357
Repligen Corp.*	6,428	1,250
Total		6,685

Machinery 1.85%
Fortive Corp.	13,545	957
Stanley Black & Decker, Inc.	6,667	1,331
Total		2,288

Multi-Line Retail 1.28%
Dollar Tree, Inc.*	13,829	1,583

Personal Products 0.59%
Shiseido Co., Ltd.(b)	JPY 10,797	724

Pharmaceuticals 1.07%
Zoetis, Inc.	8,401	1,323

Road & Rail 4.23%
J.B. Hunt Transport Services, Inc.	8,422	1,416
Kansas City Southern	3,264	861
Lyft, Inc. Class A*	13,901	878
Old Dominion Freight Line, Inc.	8,580	2,063
Total		5,218

Semiconductors & Semiconductor Equipment 6.73%
Analog Devices, Inc.	11,921	1,849
Enphase Energy, Inc.*	7,317	1,186
Lam Research Corp.	3,029	1,803
Microchip Technology, Inc.	12,445	1,932
NXP Semiconductors NV (Netherlands)(a)	7,623	1,535
Total		8,305

Software 15.31%
Anaplan, Inc.*	16,356	881
DocuSign, Inc.*	10,721	2,171
Dynatrace, Inc.*	19,840	957
Everbridge, Inc.*	9,548	1,157

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

GROWTH OPPORTUNITIES PORTFOLIO March 31, 2021

		Fair
		Value
Investments	Shares	(000)
Software (continued)
Fair Isaac Corp.*	3,697	$1,797
HubSpot, Inc.*	3,139	1,426
Palo Alto Networks, Inc.*	5,373	1,730
Paycom Software, Inc.*	4,840	1,791
RingCentral, Inc. Class A*	9,880	2,943
Splunk, Inc.*	14,305	1,938
Zendesk, Inc.*	15,812	2,097
Total		18,888

Specialty Retail 3.27%
Burlington Stores, Inc.*	8,660	2,588
Carvana Co.*	1,130	296
Tractor Supply Co.	6,520	1,155
Total		4,039

Textiles, Apparel & Luxury Goods 1.16%
Canada Goose Holdings, Inc. (Canada)*(a)	11,146	437
Lululemon Athletica, Inc. (Canada)*(a)	3,238	993
Total		1,430
Total Common Stocks (cost $94,517,452)		123,328

	Principal
	Amount
	(000)

SHORT-TERM INVESTMENTS 0.35%

Repurchase Agreements
Repurchase Agreement dated 3/31/2021, 0.00% due 4/1/2021 with Fixed Income Clearing Corp. collateralized by $389,200 of U.S. Treasury Note at 3.00% due 11/15/2045; value: $440,792; proceeds: $432,043 (cost $432,043)	$432	432
Total Investments in Securities 100.31% (cost $94,949,495)		123,760
Liabilities in Excess of Other Assets (0.31)%		(384)
Net Assets 100.00%		$123,376

JPY	Japanese yen.
ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)(concluded)

GROWTH OPPORTUNITIES PORTFOLIO March 31, 2021

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)	(000)	(000)	(000)	(000)
Common Stocks	$123,328	$–	$–	$123,328
Short-Term Investments
Repurchase Agreements	–	432	–	432
Total	$123,328	$432	$–	$123,760

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

GROWTH AND INCOME PORTFOLIO March 31, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 100.51%

Aerospace & Defense 2.02%
Raytheon Technologies Corp.	151,920	$11,739

Air Freight & Logistics 1.12%
Expeditors International of Washington, Inc.	60,480	6,513

Auto Components 1.21%
Lear Corp.	39,020	7,072

Automobiles 1.55%
General Motors Co.	156,520	8,994

Banks 9.91%
CIT Group, Inc.	226,020	11,642
East West Bancorp, Inc.	144,061	10,632
JPMorgan Chase & Co.	159,944	24,348
Western Alliance Bancorp	117,430	11,090
Total		57,712

Beverages 1.56%
PepsiCo, Inc.	64,261	9,090

Biotechnology 1.52%
AbbVie, Inc.	40,850	4,421
Vertex Pharmaceuticals, Inc.*	20,680	4,444
Total		8,865

Building Products 1.55%
Masco Corp.	150,415	9,010

Capital Markets 5.03%
Ameriprise Financial, Inc.	42,218	9,813
Blackstone Group, Inc. (The) Class A	106,920	7,969
Morgan Stanley	147,889	11,485
Total		29,267

Chemicals 3.91%
Corteva, Inc.	118,760	5,536
Dow, Inc.	129,932	8,308
PPG Industries, Inc.	59,481	8,938
Total		22,782

Consumer Finance 2.00%
American Express Co.	82,507	11,670

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)(continued)

GROWTH AND INCOME PORTFOLIO March 31, 2021

Investments	Shares	Fair Value (000)
Diversified Financial Services 1.26%
Equitable Holdings, Inc.	224,533	$7,324

Electric: Utilities 3.39%
Edison International	99,563	5,834
NextEra Energy, Inc.	83,619	6,323
NRG Energy, Inc.	201,028	7,585
Total		19,742

Electrical Equipment 1.67%
Hubbell, Inc.	52,063	9,730

Equity Real Estate Investment Trusts 2.77%
Alexandria Real Estate Equities, Inc.	32,538	5,346
Host Hotels & Resorts, Inc.	299,295	5,043
Prologis, Inc.	53,928	5,716
Total		16,105

Food & Staples Retailing 1.01%
BJ’s Wholesale Club Holdings, Inc.*	131,297	5,890

Health Care Equipment & Supplies 3.26%
Medtronic plc (Ireland)(a)	99,022	11,698
Zimmer Biomet Holdings, Inc.	45,660	7,309
Total		19,007

Health Care Providers & Services 3.75%
CVS Health Corp.	115,194	8,666
McKesson Corp.	30,082	5,867
UnitedHealth Group, Inc.	19,630	7,304
Total		21,837

Hotels, Restaurants & Leisure 0.58%
Caesars Entertainment, Inc.*	38,398	3,358

Household Products 2.10%
Procter & Gamble Co. (The)	90,097	12,202

Industrial Conglomerates 2.36%
Honeywell International, Inc.	63,186	13,716

Information Technology Services 0.94%
Mastercard, Inc. Class A	15,349	5,465

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

GROWTH AND INCOME PORTFOLIO March 31, 2021

Investments	Shares	Fair Value (000)
Insurance 4.24%
American International Group, Inc.	167,605	$7,745
Everest Re Group Ltd.	34,657	8,588
Fidelity National Financial, Inc.	204,692	8,323
Total		24,656

Interactive Media & Services 3.01%
Alphabet, Inc. Class A*	6,476	13,357
Facebook, Inc. Class A*	14,197	4,181
Total		17,538

Internet & Direct Marketing Retail 1.29%
eBay, Inc.	122,619	7,509

Life Sciences Tools & Services 0.78%
Thermo Fisher Scientific, Inc.	9,890	4,514

Machinery 3.25%
Cummins, Inc.	38,864	10,070
Westinghouse Air Brake Technologies Corp.	111,994	8,865
Total		18,935

Media 4.03%
Comcast Corp. Class A	237,707	12,862
Fox Corp. Class A	178,320	6,439
Nexstar Media Group, Inc. Class A	29,792	4,184
Total		23,485

Multi-Utilities 1.07%
CMS Energy Corp.	102,040	6,247

Oil, Gas & Consumable Fuels 5.43%
Cabot Oil & Gas Corp.	222,330	4,175
Chevron Corp.	73,651	7,718
Marathon Petroleum Corp.	101,791	5,445
Pioneer Natural Resources Co.	52,660	8,364
Total SE ADR	126,973	5,909
Total		31,611

Personal Products 1.38%
Unilever plc(b)	GBP 144,038	8,054

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)(continued)

GROWTH AND INCOME PORTFOLIO March 31, 2021

Investments	Shares	Fair Value (000)
Pharmaceuticals 4.03%
Bristol-Myers Squibb Co.	189,762	$11,980
Eli Lilly and Co.	23,610	4,411
Sanofi(b)	EUR 71,783	7,092
Total		23,483

Road & Rail 1.28%
Norfolk Southern Corp.	27,840	7,476

Semiconductors & Semiconductor Equipment 5.58%
KLA Corp.	9,560	3,159
Micron Technology, Inc.*	54,680	4,823
QUALCOMM, Inc.	41,621	5,518
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	61,630	7,290
Texas Instruments, Inc.	61,837	11,687
Total		32,477

Software 2.77%
Microsoft Corp.	34,383	8,106
Oracle Corp.	114,408	8,028
Total		16,134

Specialty Retail 3.08%
Lowe’s Cos., Inc.	51,310	9,758
TJX Cos., Inc. (The)	123,380	8,162
Total		17,920

Technology Hardware, Storage & Peripherals 2.79%
Apple, Inc.	66,620	8,138
NetApp, Inc.	111,455	8,099
Total		16,237

Tobacco 1.01%
Philip Morris International, Inc.	66,346	5,887

Wireless Telecommunication Services 1.02%
T-Mobile US, Inc.*	47,198	5,913
Total Common Stocks 100.51% (cost $453,932,416)		585,166
Liabilities in Excess of Other Assets (0.51)%		(2,970)
Net Assets 100.00%		$582,196

GBP	British Pound.
EUR	Euro.
ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

72	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

GROWTH AND INCOME PORTFOLIO March 31, 2021

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$585,166	$–	$–	$585,166
Total	$585,166	$–	$–	$585,166

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	73

Schedule of Investments (unaudited)

MID CAP STOCK PORTFOLIO March 31, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.78%

Aerospace & Defense 0.68%
Hexcel Corp.	34,164	$1,913

Air Freight & Logistics 1.11%
Expeditors International of Washington, Inc.	28,850	3,107

Airlines 1.26%
Delta Air Lines, Inc.	73,307	3,539

Auto Components 1.69%
Lear Corp.	26,290	4,765

Automobiles 1.40%
Harley-Davidson, Inc.	98,278	3,941

Banks 6.66%
CIT Group, Inc.	114,084	5,876
Citizens Financial Group, Inc.	107,810	4,760
East West Bancorp, Inc.	71,080	5,246
SVB Financial Group*	5,780	2,853
Total		18,735

Beverages 1.18%
Carlsberg A/S Class B(a)	DKK 21,510	3,305

Building Products 3.19%
A.O. Smith Corp.	62,898	4,252
Masco Corp.	78,924	4,728
Total		8,980

Capital Markets 3.51%
Ameriprise Financial, Inc.	24,089	5,599
KKR & Co., Inc. Class A	87,575	4,278
Total		9,877

Chemicals 3.75%
Axalta Coating Systems Ltd.*	120,020	3,550
Corteva, Inc.	59,300	2,765
Valvoline, Inc.	162,760	4,243
Total		10,558

Communications Equipment 1.39%
F5 Networks, Inc.*	18,677	3,896

74	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

MID CAP STOCK PORTFOLIO March 31, 2021

Investments	Shares	Fair Value (000)
Construction & Engineering 1.64%
EMCOR Group, Inc.	41,072	$4,607

Consumer Finance 1.67%
Discover Financial Services	49,290	4,682

Diversified Financial Services 1.01%
Equitable Holdings, Inc.	87,429	2,852

Electric: Utilities 5.26%
Edison International	55,670	3,262
Entergy Corp.	37,532	3,733
NRG Energy, Inc.	115,235	4,348
Pinnacle West Capital Corp.	42,410	3,450
Total		14,793

Electrical Equipment 3.03%
Hubbell, Inc.	26,192	4,895
Rockwell Automation, Inc.	13,678	3,631
Total		8,526

Electronic Equipment, Instruments & Components 1.48%
Avnet, Inc.	100,277	4,162

Energy Equipment & Services 0.94%
NOV, Inc.	192,240	2,637

Equity Real Estate Investment Trusts 6.92%
Alexandria Real Estate Equities, Inc.	20,610	3,386
Camden Property Trust	32,600	3,583
CoreSite Realty Corp.	21,080	2,526
Duke Realty Corp.	79,941	3,352
Host Hotels & Resorts, Inc.	186,206	3,138
Weingarten Realty Investors	128,727	3,464
Total		19,449

Food & Staples Retailing 1.33%
BJ’s Wholesale Club Holdings, Inc.*	83,590	3,750

Food Products 1.24%
J.M. Smucker Co. (The)	27,650	3,499

Health Care Equipment & Supplies 2.33%
NuVasive, Inc.*	31,672	2,076
Zimmer Biomet Holdings, Inc.	27,920	4,470
Total		6,546

See Notes to Schedule of Investments.	75

Schedule of Investments (unaudited)(continued)

MID CAP STOCK PORTFOLIO March 31, 2021

Investments	Shares	Fair Value (000)
Health Care Providers & Services 3.69%
AmerisourceBergen Corp.	30,682	$3,623
Molina Healthcare, Inc.*	14,850	3,471
Quest Diagnostics, Inc.	25,671	3,295
Total		10,389

Hotels, Restaurants & Leisure 1.50%
Caesars Entertainment, Inc.*	48,128	4,209

Household Durables 1.46%
Leggett & Platt, Inc.	90,112	4,114

Household Products 1.08%
Spectrum Brands Holdings, Inc.	35,600	3,026

Information Technology Services 3.14%
Euronet Worldwide, Inc.*	34,800	4,813
Sabre Corp.	270,664	4,008
Total		8,821

Insurance 4.34%
Everest Re Group Ltd.	16,906	4,190
Fidelity National Financial, Inc.	96,577	3,927
Hartford Financial Services Group, Inc. (The)	61,241	4,090
Total		12,207

Internet & Direct Marketing Retail 1.64%
eBay, Inc.	75,200	4,605

Leisure Products 1.42%
Brunswick Corp.	41,755	3,982

Life Sciences Tools & Services 1.52%
Waters Corp.*	15,050	4,277

Machinery 4.28%
Allison Transmission Holdings, Inc.	102,220	4,174
Cummins, Inc.	15,340	3,975
Westinghouse Air Brake Technologies Corp.	49,181	3,893
Total		12,042

Media 3.31%
Fox Corp. Class A	82,160	2,967
Nexstar Media Group, Inc. Class A	19,007	2,669
Omnicom Group, Inc.	49,390	3,662
Total		9,298

76	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

MID CAP STOCK PORTFOLIO March 31, 2021

Investments	Shares	Fair Value (000)
Metals & Mining 1.89%
Lundin Mining Corp.(a)	CAD 310,210	$3,192
Reliance Steel & Aluminum Co.	14,000	2,132
Total		5,324

Multi-Utilities 1.27%
CMS Energy Corp.	58,305	3,569

Oil, Gas & Consumable Fuels 4.29%
Cabot Oil & Gas Corp.	102,300	1,921
Marathon Petroleum Corp.	41,324	2,210
ONEOK, Inc.	50,246	2,546
Pioneer Natural Resources Co.	33,884	5,382
Total		12,059

Pharmaceuticals 1.04%
Horizon Therapeutics Plc*	31,900	2,936

Real Estate Management & Development 0.68%
Realogy Holdings Corp.*	126,560	1,915

Road & Rail 1.54%
Kansas City Southern	16,390	4,326

Semiconductors & Semiconductor Equipment 1.35%
Teradyne, Inc.	31,080	3,782

Software 1.25%
Fair Isaac Corp.*	7,210	3,504

Specialty Retail 2.97%
Ross Stores, Inc.	34,551	4,143
Williams-Sonoma, Inc.	23,470	4,206
Total		8,349

Technology Hardware, Storage & Peripherals 1.69%
NetApp, Inc.	65,345	4,749

Thrifts & Mortgage Finance 0.99%
Essent Group Ltd.	58,625	2,784

Trading Companies & Distributors 0.77%
AerCap Holdings NV (Ireland)*(b)	36,888	2,167
Total Common Stocks (cost $221,070,034)		280,553

See Notes to Schedule of Investments.	77

Schedule of Investments (unaudited)(concluded)

MID CAP STOCK PORTFOLIO March 31, 2021

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENTS 0.73%

Repurchase Agreements
Repurchase Agreement dated 3/31/2021, 0.00% due 4/1/2021 with Fixed Income Clearing Corp. collateralized by $1,977,300 of U.S. Treasury Note at 2.000% due 08/15/2025; value: $2,090,396; proceeds: $2,049,351 (cost $2,049,351)	$2,049	$2,049
Total Investments in Securities 100.51% (cost $223,119,385)		282,602
Liabilities in Excess of Other Assets (0.51)%		(1,426)
Net Assets 100.00%		$281,176

CAD	Canadian dollar.
DKK	Danish Krone.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$280,553	$–	$–	$280,553
Short-Term Investments
Repurchase Agreements	–	2,049	–	2,049
Total	$280,553	$2,049	$–	$282,602

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

78	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.73%

ASSET-BACKED SECURITIES 21.00%

Automobiles 8.18%
Ally Auto Receivables Trust 2019-3 A3	1.93%	5/15/2024	$106	$107,289
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	42	42,463
AmeriCredit Automobile Receivables Trust 2017-4 B	2.36%	12/19/2022	13	12,971
AmeriCredit Automobile Receivables Trust 2020-1 B	1.48%	1/21/2025	64	65,084
ARI Fleet Lease Trust 2020-A A2†	1.77%	8/15/2028	79	79,337
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	12	12,472
Bank of The West Auto Trust 2017-1 A4†	2.33%	9/15/2023	100	101,173
CarMax Auto Owner Trust 2017-3 A4	2.22%	11/15/2022	30	30,470
CarMax Auto Owner Trust 2019-3 A2A	2.21%	12/15/2022	38	38,069
CarMax Auto Owner Trust 2020-2 A3	1.70%	11/15/2024	29	29,470
Carvana Auto Receivables Trust 2019-2A C†	3.00%	6/17/2024	43	44,158
Carvana Auto Receivables Trust 2021-N1 A	0.70%	1/10/2028	100	100,013
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	3	3,326
Chesapeake Funding II LLC 2017-4A A1†	2.12%	11/15/2029	27	27,064
CPS Auto Receivables Trust 2018-B C†	3.58%	3/15/2023	39	39,583
CPS Auto Receivables Trust 2019-C†	2.84%	6/16/2025	100	101,817
CPS Auto Receivables Trust 2019-C D†	3.17%	6/16/2025	200	206,829
CPS Auto Receivables Trust 2019-D B†	2.35%	11/15/2023	100	100,703
CPS Auto Receivables Trust 2019-D C†	2.54%	8/15/2024	100	101,936
CPS Auto Receivables Trust 2020-C B†	1.01%	1/15/2025	260	260,838
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	11	10,613
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	55	55,439
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	5	5,397
Drive Auto Receivables Trust 2018-4 C	3.66%	11/15/2024	25	25,552
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	34	35,182
Drive Auto Receivables Trust 2018-5 C	3.99%	1/15/2025	70	71,834
Drive Auto Receivables Trust 2019-2 B	3.17%	11/15/2023	17	16,887
Drive Auto Receivables Trust 2019-2 C	3.42%	6/16/2025	76	77,684
Drive Auto Receivables Trust 2019-2 D	3.69%	8/17/2026	44	46,027
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	107	109,181
Drive Auto Receivables Trust 2019-4 D	2.70%	2/16/2027	82	84,761
Enterprise Fleet Financing LLC 2020-2 A2†	0.61%	7/20/2026	175	175,426
Exeter Automobile Receivables Trust 2019-4A B†	2.30%	12/15/2023	72	72,166
Fifth Third Auto Trust 2019-1 A4	2.69%	11/16/2026	50	51,815
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	3	3,486
Flagship Credit Auto Trust 2019-1 A†	3.11%	8/15/2023	18	18,347

See Notes to Schedule of Investments.	79

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Ford Credit Auto Lease Trust 2021-A A2	0.19%	7/15/2023	$277	$276,776
Ford Credit Auto Lease Trust 2021-A A3	0.26%	2/15/2024	209	208,741
Ford Credit Auto Owner Trust 2016-2 A†	2.03%	12/15/2027	300	301,065
Ford Credit Auto Owner Trust 2017-2 A†	2.36%	3/15/2029	100	102,891
Ford Credit Auto Owner Trust 2018-2 A†	3.47%	1/15/2030	200	213,518
Ford Credit Auto Owner Trust 2019-REV1 A†	3.52%	7/15/2030	200	215,609
Ford Credit Auto Owner Trust 2020-C A3	0.41%	7/15/2025	155	155,241
Ford Credit Auto Owner Trust 2021-A A2	0.17%	10/15/2023	344	343,801
Foursight Capital Automobile Receivables Trust 2020-1 A3†	2.05%	10/15/2024	100	101,402
GM Financial Automobile Leasing Trust 2020-3 A4	0.51%	10/21/2024	363	364,380
GM Financial Automobile Leasing Trust 2019-2 A3	2.67%	3/21/2022	27	26,971
GM Financial Automobile Leasing Trust 2020-2 A3	0.80%	7/20/2023	73	73,436
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%	8/16/2024	26	27,077
GM Financial Consumer Automobile Receivables Trust 2020-4 A3	0.38%	8/18/2025	195	194,996
GM Financial Consumer Automobile Receivables Trust 2021-1 A2	0.23%	11/16/2023	161	161,067
GM Financial Consumer Automobile Receivables Trust 2021-1 A3	0.35%	10/16/2025	126	125,918
GM Financial Leasing Trust 2021-1 A2	0.17%	4/20/2023	391	390,737
GM Financial Leasing Trust 2021-1 A3	0.26%	2/20/2024	267	266,643
Honda Auto Receivables Owner Trust 2020-2 A3	0.82%	7/15/2024	75	75,523
Honda Auto Receivables Owner Trust 2020-3 A3	0.37%	10/18/2024	156	156,115
Honda Auto Receivables Owner Trust 2021-1 A2	0.16%	7/21/2023	250	249,773
Hyundai Auto Lease Securitization Trust 2021-A A2†	0.25%	4/17/2023	120	119,985
Hyundai Auto Receivables Trust 2019-B A2	1.93%	7/15/2022	14	14,365
Mercedes-Benz Auto Lease Trust 2021-A A2	0.18%	3/15/2023	127	126,915
Mercedes-Benz Auto Lease Trust 2021-A A3	0.25%	1/16/2024	139	138,818
Nissan Auto Lease Trust 2020-B A3	0.43%	10/16/2023	178	178,312
Santander Drive Auto Receivables Trust 2017-1 D	3.17%	4/17/2023	6	6,321
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	47	47,395
Santander Drive Auto Receivables Trust 2018-4 C	3.56%	7/15/2024	30	30,393
Santander Drive Auto Receivables Trust 2018-5 C	3.81%	12/16/2024	37	36,936
Santander Drive Auto Receivables Trust 2019-3 C	2.49%	10/15/2025	121	123,255
Santander Drive Auto Receivables Trust 2020-2 D	2.22%	9/15/2026	216	221,876
Santander Drive Auto Receivables Trust 2021-1 C	0.75%	2/17/2026	111	110,829
Santander Retail Auto Lease Trust 2019-B D†	3.31%	6/20/2024	72	74,610
Santander Retail Auto Lease Trust 2021-A A3†	0.51%	7/22/2024	305	304,797

80	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Toyota Auto Receivables Owner Trust 2020-D A2	0.23%		5/15/2023	$177	$177,146
Toyota Auto Receivables Owner Trust 2020-D A3	0.35%		1/15/2025	161	161,178
Volkswagen Auto Loan Enhanced Trust 2020-1 A3	0.98%		11/20/2024	141	142,436
Westlake Automobile Receivables Trust 2019-2A A2A†	2.57%		2/15/2023	25	25,033
Westlake Automobile Receivables Trust 2019-2A D†	3.20%		11/15/2024	86	89,070
Westlake Automobile Receivables Trust 2019-3A B†	2.41%		10/15/2024	97	98,159
Westlake Automobile Receivables Trust 2019-3A C†	2.49%		10/15/2024	94	95,898
World Omni Automobile Lease Securitization Trust 2020-B A3	0.45%		2/15/2024	91	91,167
World Omni Select Auto Trust 2018-1A B†	3.68%		7/15/2023	13	12,982
World Omni Select Auto Trust 2018-1A D†	4.13%		1/15/2025	52	53,520
World Omni Select Auto Trust 2019-A C	2.38%		12/15/2025	15	15,479
World Omni Select Auto Trust 2019-A D	2.59%		12/15/2025	45	46,212
Total					8,939,629

Credit Cards 1.12%
Barclays Dryrock Issuance Trust 2018-1 A	0.436% (1 Mo. LIBOR + .33%	)#	7/15/2024	100	100,133
Capital One Multi-Asset Execution Trust 2019-A2	1.72%		8/15/2024	41	41,831
Master Credit Card Trust II Series 2018-1A A†	0.601% (1 Mo. LIBOR + .49%	)#	7/21/2024	100	100,634
Synchrony Credit Card Master Note Trust 2016-2 A	2.21%		5/15/2024	179	179,423
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%		5/15/2024	100	100,161
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	100	103,582
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	134	134,476
World Financial Network Credit Card Master Trust 2018-C A	3.55%		8/15/2025	173	176,051
World Financial Network Credit Card Master Trust 2018-C M	3.95%		8/15/2025	36	36,546
World Financial Network Credit Card Master Trust 2019-A A	3.14%		12/15/2025	97	99,394
World Financial Network Credit Card Master Trust 2019-B A	2.49%		4/15/2026	8	8,203
World Financial Network Credit Card Master Trust 2019-C A	2.21%		7/15/2026	140	143,854
Total					1,224,288

See Notes to Schedule of Investments.	81

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other 11.70%
ACAM Ltd. 2019-FL1 A†	1.506% (1 Mo. LIBOR + 1.40%	)#	11/17/2034	$168	$168,451
AMMC CLO Ltd. 2016-19A BR†	2.041% (3 Mo. LIBOR + 1.80%	)#	10/16/2028	250	249,795
Amur Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%		7/20/2022	39	39,887
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%		6/20/2024	67	68,487
Apidos CLO 2015-22A A1R†	1.284% (3 Mo. LIBOR + 1.06%	)#	4/20/2031	250	250,638
Apidos CLO XXIV 2016-24A A1AL†	1.067% (3 Mo. LIBOR + 0.95%	)#	10/20/2030	250	250,041
Arbor Realty Commercial Real Estate Notes Ltd. 2018-FL1 A†	1.256% (1 Mo. LIBOR + 1.15%	)#	6/15/2028	100	100,125
Avery Point V CLO Ltd. 2014-5A AR†	1.203% (3 Mo. LIBOR + .98%	)#	7/17/2026	46	46,081
Bain Capital Credit CLO Ltd. 2020-5A A1†	1.492% (3 Mo. LIBOR + 1.22%	)#	1/20/2032	250	250,251
BDS Ltd. 2019-FL3 A†	1.508% (1 Mo. LIBOR + 1.40%	)#	12/15/2035	85	85,475
Benefit Street Partners CLO IV Ltd. 2014-IVA ARRR†	Zero Coupon	#(a)	1/20/2032	250	250,814
BlueMountain Fuji US Clo I Ltd. 2017-1A A1R†	1.17% (3 Mo. LIBOR + .98%	)#	7/20/2029	250	249,789
BSPRT Issuer, Ltd. 2019 FL5 A†	1.256% (1 Mo. LIBOR + 1.15%	)#	5/15/2029	100	100,065
Carlyle US CLO Ltd. 2017-3A A1AR†	Zero Coupon	#(a)	7/20/2029	250	249,789
Cedar Funding CLO Ltd. 2017-8A A1†	1.473% (3 Mo. LIBOR + 1.25%	)#	10/17/2030	250	250,098
CoreVest American Finance Ltd. 2018-1 A†	3.804%		6/15/2051	54	56,255
Diamond Resorts Owner Trust 2018-1 A†	3.70%		1/21/2031	42	43,843
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031	34	35,679
DLL LLC 2018-1 A4†	3.27%		4/17/2026	95	96,234
DLL Securitization Trust 2017-A A4†	2.43%		11/17/2025	62	62,454
Elmwood CLO VI Ltd. 2020-3A A†	1.557% (3 Mo. LIBOR + 1.32%	)#	10/15/2031	250	250,497
Ford Credit Floorplan Master Owner Trust 2019-1 A	2.84%		3/15/2024	239	244,721
Ford Credit Floorplan Master Owner Trust 2019-2 A	3.06%		4/15/2026	305	326,436

82	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Galaxy XIX CLO Ltd. 2015-19A A1RR†	Zero Coupon	#(a)	7/24/2030	$150	$150,000
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 A†	1.656% (1 Mo. LIBOR + 1.55%	)#	9/15/2028	124	123,930
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 AS†	2.256% (1 Mo. LIBOR + 2.15%	)#	9/15/2028	38	37,428
Halcyon Loan Advisors Funding Ltd. 2015-2A AR†	1.298% (3 Mo. LIBOR + 1.08%	)#	7/25/2027	92	91,757
HPEFS Equipment Trust 2020-1A A2†	1.73%		2/20/2030	60	60,686
HPEFS Equipment Trust 2020-1A B†	1.89%		2/20/2030	100	101,920
HPS Loan Management Ltd. 10-2016 A2R†	1.974% (3 Mo. LIBOR + 1.75%	)#	1/20/2028	250	250,315
Hyundai Floorplan Master Owner Trust 2019-1 A†	2.68%		4/15/2024	180	184,376
JFIN CLO Ltd. 2013-1A A1NR†	1.614% (3 Mo. LIBOR + 1.39%	)#	1/20/2030	129	130,214
Kayne CLO II Ltd. 2018 2A AR†	1.225% (3 Mo. LIBOR + 1.08%	)#	10/15/2031	250	250,486
KKR CLO Ltd.†	1.324% (3 Mo. LIBOR + 1.14%	)#	3/15/2031	250	250,088
LoanCore 2019-CRE2 Issuer Ltd. 2019-CRE2 C†	2.106% (1 Mo. LIBOR + 2.00%	)#	5/15/2036	430	427,856
M360 LLC 2019-CRE2 A†	1.506% (1 Mo. LIBOR + 1.40%	)#	9/15/2034	155	155,346
Madison Park Funding XI Ltd. 2013-11A AR2†	Zero Coupon	#(a)	7/23/2029	250	250,000
Magnetite Ltd. 2021-29A A†	1.094% (3 Mo. LIBOR + .99%	)#	1/15/2034	250	250,000
Mercedes-Benz Master Owner Trust 2019-BA A†	2.61%		5/15/2024	147	150,785
Mountain Hawk III CLO Ltd. 2014-3A AR†	1.423% (3 Mo. LIBOR + 1.20%	)#	4/18/2025	9	8,943
Mountain View CLO LLC 2017-1A AR†	1.313% (3 Mo. LIBOR + 1.09%	)#	10/16/2029	250	249,926
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	27	27,709
Navient Private Education Refi Loan Trust 2020-FA A†	1.22%		7/15/2069	175	175,862
NextGear Floorplan Master Owner Trust 2018-2A A2†	3.69%		10/15/2023	374	380,736
NextGear Floorplan Master Owner Trust 2018-2A B†	4.01%		10/15/2023	100	101,828

See Notes to Schedule of Investments.	83

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
NextGear Floorplan Master Owner Trust 2020-1A A1†	0.906% (1 Mo. LIBOR + .80%	)#	2/15/2025	$530	$535,503
Octagon Investment Partners XIV Ltd. 2012-1A AARR†	1.06% (3 Mo. LIBOR + .95%	)#	7/15/2029	250	250,069
Octagon Investment Partners XVII Ltd. 2013-1A A1R2†	1.218% (3 Mo. LIBOR + 1.00%	)#	1/25/2031	250	249,725
Octagon Investment Partners XXI Ltd. 2014-1A AAR3†	1.194% (3 Mo. LIBOR + 1.00%	)#	2/14/2031	250	250,558
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	100	105,550
OneMain Financial Issuance Trust 2019-1A A†	3.48%		2/14/2031	134	135,125
OneMain Financial Issuance Trust 2019-1A B†	3.79%		2/14/2031	100	102,615
Orange Lake Timeshare Trust 2019-A†	3.06%		4/9/2038	28	29,347
Orec Ltd. 2018-CRE1 A†	1.286% (1 Mo. LIBOR + 1.18%	)#	6/15/2036	136	136,469
OZLM Funding III Ltd. 2013-3A A1RR†	1.402% (3 Mo. LIBOR + 1.18%	)#	1/22/2029	248	248,825
OZLM VIII Ltd. 2014-8A A1RR†	1.393% (3 Mo. LIBOR + 1.17%	)#	10/17/2029	248	248,237
PFS Financing Corp. 2020-E A†	1.00%		10/15/2025	136	136,953
PFS Financing Corp. 2020-G A†	0.97%		2/15/2026	108	108,551
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	98	99,925
Prima Capital CRE Securitization 2015-5A C†	4.50%		12/24/2050	33	33,332
Regatta Funding LP 2013-2A 2013-2A A1R3†	0.949% (3 Mo. LIBOR + .85%	)#	1/15/2029	280	280,000
SCF Equipment Leasing LLC 2019-1A A2†	3.23%		10/20/2024	51	50,751
SCF Equipment Leasing LLC 2019-2A A1†	2.22%		6/20/2024	42	41,887
SCF Equipment Leasing LLC 2019-2A A2†	2.47%		4/20/2026	177	181,857
SCF Equipment Leasing LLC 2021-1A A3†	0.83%		8/21/2028	500	496,995
Signal Peak CLO 1 Ltd. 2014-1A BRR†	1.973% (3 Mo. LIBOR + 1.75%	)#	1/17/2029	200	199,600
SLC Student Loan Trust 2008-1 A4A	1.784% (3 Mo. LIBOR + 1.60%	)#	12/15/2032	43	44,753
SMB Private Education Loan Trust 2021-A A1†	0.606% (1 Mo. LIBOR + .50%	)#	1/15/2053	95	95,205

84	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)
TCI-Flatiron CLO Ltd. 2016-1A AR2†	1.386% (3 Mo. LIBOR + 1.15%	)#	1/17/2032	$250		$250,513
TCI-Flatiron CLO Ltd. 2018-1A ANR†	1.204% (3 Mo. LIBOR + 1.06%	)#	1/29/2032	250		250,521
TCW CLO AMR Ltd. 2019-1A A†	1.168% (3 Mo. LIBOR + .97%	)#	2/15/2029	250		250,163
Towd Point Asset Trust 2018-SL1 A†	0.709% (1 Mo. LIBOR + .60%	)#	1/25/2046	61		60,802
Verizon Owner Trust 2020-B A	0.47%		2/20/2025	136		136,397
Verizon Owner Trust 2020-C A	0.41%		4/21/2025	205		205,121
West CLO Ltd. 2014-2A A1AR†	1.093% (3 Mo. LIBOR + .87%	)#	1/16/2027	29		28,898
Total						12,780,343
Total Asset-Backed Securities (cost $22,781,880)						22,944,260

				Shares (000)

COMMON STOCKS 0.00%

Miscellaneous
UTEX Industries, Inc. (cost $210)				–	(b)	252

				Principal Amount (000)

CONVERTIBLE BONDS 0.10%

Technology
Weibo Corp. (China)(c) (cost $106,868)	1.25%		11/15/2022	$110		106,287

CORPORATE BONDS 53.07%

Aerospace/Defense 1.54%
BAE Systems PLC (United Kingdom)†(c)	4.75%		10/11/2021	400		408,765
Boeing Co. (The)	2.30%		8/1/2021	48		48,316
Boeing Co. (The)	2.80%		3/1/2023	316		327,552
Boeing Co. (The)	4.508%		5/1/2023	251		268,744
Boeing Co. (The)	4.875%		5/1/2025	488		543,760
Howmet Aerospace, Inc.	5.125%		10/1/2024	58		63,867
Kratos Defense & Security Solutions, Inc.†	6.50%		11/30/2025	17		17,922
Total						1,678,926

See Notes to Schedule of Investments.	85

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Air Transportation 0.37%
Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(c)	3.875%		9/15/2024	$12	$11,710
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(c)	5.00%		6/15/2025	6	6,412
American Airlines 2014-1 Class B Pass-Through Trust	4.375%		4/1/2024	46	44,709
American Airlines Group, Inc.†	3.75%		3/1/2025	92	78,644
American Airlines Inc/AAdvantage Loyalty IP Ltd.†	5.50%		4/20/2026	94	97,943
Hawaiian Airlines 2013-1 Class B Pass-Through Certificates	4.95%		7/15/2023	73	72,801
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.†	8.00%		9/20/2025	41	46,018
United Airlines 2014-1 Class B Pass-Through Trust	4.75%		10/11/2023	8	7,628
US Airways 2012-2 Class B Pass-Through Trust	6.75%		12/3/2022	9	8,788
US Airways 2013-1 Class B Pass-Through Trust	5.375%		5/15/2023	30	29,795
Total					404,448

Apparel 0.14%
PVH Corp.	4.625%		7/10/2025	38	41,801
William Carter Co. (The)†	5.50%		5/15/2025	101	107,910
Total					149,711

Auto Parts: Original Equipment 0.62%
Nexteer Automotive Group Ltd.†	5.875%		11/15/2021	200	200,000
ZF North America Capital, Inc.†	4.75%		4/29/2025	450	483,651
Total					683,651

Automotive 4.02%
Daimler Finance North America LLC†	0.865% (3 Mo. LIBOR + .67%	)#	11/5/2021	150	150,507
Daimler Finance North America LLC†	1.094% (3 Mo. LIBOR + .90%	)#	2/15/2022	150	151,024
Daimler Finance North America LLC†	1.75%		3/10/2023	150	153,380
Daimler Finance North America LLC†	3.875%		9/15/2021	158	160,477
Ford Motor Co.	8.50%		4/21/2023	300	334,875
Ford Motor Credit Co. LLC	2.979%		8/3/2022	300	304,875
Ford Motor Credit Co. LLC	3.087%		1/9/2023	200	203,621
Ford Motor Credit Co. LLC	3.81%		1/9/2024	200	206,500

86	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)
Ford Motor Credit Co. LLC	4.25%		9/20/2022	$306	$317,028
General Motors Co.	5.40%		10/2/2023	25	27,162
General Motors Co.	6.125%		10/1/2025	24	28,250
General Motors Financial Co., Inc.	1.228% (3 Mo. LIBOR + .99%	)#	1/5/2023	64	64,567
General Motors Financial Co., Inc.	2.75%		6/20/2025	134	139,965
General Motors Financial Co., Inc.	2.90%		2/26/2025	54	56,669
General Motors Financial Co., Inc.	3.15%		6/30/2022	79	81,242
General Motors Financial Co., Inc.	3.70%		5/9/2023	139	146,484
General Motors Financial Co., Inc.	3.95%		4/13/2024	47	50,604
General Motors Financial Co., Inc.	4.25%		5/15/2023	23	24,594
General Motors Financial Co., Inc.	5.10%		1/17/2024	132	146,051
General Motors Financial Co., Inc.	5.20%		3/20/2023	50	54,245
Hyundai Capital America†	0.80%		1/8/2024	160	158,721
Hyundai Capital America†	1.25%		9/18/2023	218	219,656
Hyundai Capital America†	1.30%		1/8/2026	81	79,256
Hyundai Capital America†	3.25%		9/20/2022	31	32,127
Hyundai Capital America†	5.875%		4/7/2025	137	157,883
Navistar International Corp.†	6.625%		11/1/2025	19	19,737
Tesla, Inc.†	5.30%		8/15/2025	211	219,197
Volkswagen Group of America Finance LLC†	1.141% (3 Mo. LIBOR + .94%	)#	11/12/2021	700	703,670
Total					4,392,367

Banks: Regional 10.60%
ABN AMRO Bank NV (Netherlands)(c)	6.25%		4/27/2022	400	423,226
AIB Group plc (Ireland)†(c)	4.263% (3 Mo. LIBOR + 1.87%	)#	4/10/2025	200	217,567
Associated Bank NA	3.50%		8/13/2021	47	47,411
Australia & New Zealand Banking Group Ltd. (Australia)†(c)	4.40%		5/19/2026	200	224,283
Banco de Credito del Peru (Peru)†(c)	2.70%		1/11/2025	31	31,972
Bank of America Corp.	0.81% (SOFR + 0.74%	)#	10/24/2024	81	81,242
Bank of America Corp.	0.981% (SOFR + 0.91%	)#	9/25/2025	82	81,842
Bank of America Corp.	1.197% (SOFR + 1.01%	)#	10/24/2026	122	120,472
Bank of America Corp.	1.319% (SOFR + 1.15%	)#	6/19/2026	89	88,783
Bank of America Corp.	2.015% (3 Mo. LIBOR + 0.64%	)#	2/13/2026	57	58,415

See Notes to Schedule of Investments.	87

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Bank of America Corp.	3.366% (3 Mo. LIBOR + 0.81%	)#	1/23/2026	$122	$131,414
Bank of America Corp.	3.95%		4/21/2025	136	149,231
Bank of America Corp.	4.00%		1/22/2025	248	271,780
Bank of America Corp.	4.20%		8/26/2024	175	193,110
BankUnited, Inc.	4.875%		11/17/2025	211	237,829
Barclays Bank plc (United Kingdom)†(c)	10.179%		6/12/2021	160	162,754
BBVA Bancomer SA†	6.75%		9/30/2022	150	161,826
CIT Group, Inc.	3.929% (SOFR + 3.83%	)#	6/19/2024	41	43,409
CIT Group, Inc.	4.75%		2/16/2024	49	53,364
CIT Group, Inc.	5.00%		8/15/2022	18	18,971
CIT Group, Inc.	5.00%		8/1/2023	489	531,482
Citigroup, Inc.	1.678% (SOFR + 1.67%	)#	5/15/2024	95	96,985
Citigroup, Inc.	3.106% (SOFR + 2.84%	)#	4/8/2026	701	748,858
Citigroup, Inc.	3.142% (3 Mo. LIBOR + 0.72%	)#	1/24/2023	98	100,046
Citigroup, Inc.	3.352% (3 Mo. LIBOR + 0.90%	)#	4/24/2025	121	129,552
Citigroup, Inc.	3.875%		3/26/2025	20	21,811
Citigroup, Inc.	4.05%		7/30/2022	55	57,494
Citigroup, Inc.	4.40%		6/10/2025	347	385,817
Citigroup, Inc.	5.50%		9/13/2025	34	39,448
Credit Suisse Group AG (Switzerland)†(c)	2.193% (SOFR + 2.04%	)#	6/5/2026	250	254,317
Danske Bank A/S (Denmark)†(c)	1.171% (1 Yr Treasury CMT + 1.03%	)#	12/8/2023	200	201,143
Danske Bank A/S (Denmark)†(c)	1.621% (1 Yr Treasury CMT + 1.35%	)#	9/11/2026	200	198,006
Danske Bank A/S (Denmark)†(c)	3.001% (3 Mo. LIBOR + 1.25%	)#	9/20/2022	200	202,048
Danske Bank A/S (Denmark)†(c)	3.244% (3 Mo. LIBOR + 1.59%	)#	12/20/2025	400	426,348
Danske Bank A/S (Denmark)†(c)	5.00%		1/12/2022	200	206,755
Danske Bank A/S (Denmark)†(c)	5.375%		1/12/2024	200	223,163
FNB Corp.	2.20%		2/24/2023	53	54,082
Goldman Sachs Group, Inc. (The)	0.925% (3 Mo. LIBOR + .75%	)#	2/23/2023	240	241,712
Goldman Sachs Group, Inc. (The)	1.218% (3 Mo. LIBOR + 1.00%	)#	7/24/2023	109	109,817

88	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Goldman Sachs Group, Inc. (The)	1.325% (3 Mo. LIBOR + 1.11%	)#	4/26/2022	$102	$102,059
Goldman Sachs Group, Inc. (The)	3.50%		4/1/2025	115	124,638
Goldman Sachs Group, Inc. (The)	4.25%		10/21/2025	109	121,742
Lloyds Banking Group plc (United Kingdom)(c)	1.326% (1 Yr Treasury CMT + 1.10%	)#	6/15/2023	200	201,977
Lloyds Banking Group plc (United Kingdom)(c)	4.582%		12/10/2025	200	223,497
Macquarie Bank Ltd. (Australia)†(c)	6.625%		4/7/2021	95	95,034
Macquarie Group Ltd. (Australia)†(c)	1.34% (SOFR + 1.07%	)#	1/12/2027	65	63,823
Macquarie Group Ltd. (Australia)†(c)	3.189% (3 Mo. LIBOR + 1.02%	)#	11/28/2023	12	12,499
Macquarie Group Ltd. (Australia)†(c)	4.15% (3 Mo. LIBOR + 1.33%	)#	3/27/2024	75	79,966
Morgan Stanley	5.00%		11/24/2025	106	121,952
Natwest Group plc (United Kingdom)(c)	5.125%		5/28/2024	376	417,906
Nordea Bank Abp (Finland)†(c)	4.875%		5/13/2021	200	200,972
Popular, Inc.	6.125%		9/14/2023	23	24,924
Standard Chartered plc (United Kingdom)†(c)	0.991% (1 Yr Treasury CMT + 0.78%	)#	1/12/2025	200	199,018
Standard Chartered plc (United Kingdom)†(c)	1.214% (1 Yr Treasury CMT + 0.88%	)#	3/23/2025	200	200,697
Standard Chartered plc (United Kingdom)†(c)	1.319% (1 Yr Treasury CMT + 1.17%	)#	10/14/2023	200	201,520
Swedbank AB (Sweden)†(c)	1.30%		6/2/2023	200	203,304
Synovus Financial Corp.	3.125%		11/1/2022	44	45,497
UBS AG	7.625%		8/17/2022	613	668,386
UBS AG (Switzerland)(c)	5.125%		5/15/2024	400	441,302
UBS AG (United Kingdom)†(c)	1.75%		4/21/2022	200	202,796
Wells Fargo & Co.	2.164% (3 Mo. LIBOR + .75%	)#	2/11/2026	327	337,523
Wells Fargo & Co.	2.188% (SOFR + 2.00%	)#	4/30/2026	204	210,667
Wells Fargo & Co.	3.75%		1/24/2024	49	53,008
Total					11,582,492

See Notes to Schedule of Investments.	89

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Biotechnology Research & Production 0.02%
Royalty Pharma plc†	1.20%		9/2/2025	$21	$20,588

Building Materials 0.20%
American Woodmark Corp.†	4.875%		3/15/2026	29	29,760
Boral Finance Pty Ltd. (Australia)†(c)	3.00%		11/1/2022	22	22,591
Forterra Finance LLC/FRTA Finance Corp.†	6.50%		7/15/2025	7	7,538
Norbord, Inc. (Canada)†(c)	6.25%		4/15/2023	92	100,040
PGT Innovations, Inc.†	6.75%		8/1/2026	22	23,430
Summit Materials LLC/Summit Materials Finance Corp.†	5.125%		6/1/2025	31	31,578
Total					214,937

Business Services 0.66%
Capitol Investment Merger Sub 2 LLC†	10.00%		8/1/2024	50	54,075
Element Fleet Management Corp.(d)	1.60%		4/6/2024	18	17,979
Equifax, Inc.	1.064% (3 Mo. LIBOR + .87%	)#	8/15/2021	450	451,063
IHS Markit Ltd. (United Kingdom)(c)	4.125%		8/1/2023	71	76,196
Laureate Education, Inc.†	8.25%		5/1/2025	15	15,703
Sabre GLBL, Inc.†	7.375%		9/1/2025	98	107,094
Total					722,110

Chemicals 0.57%
Blue Cube Spinco LLC	10.00%		10/15/2025	7	7,394
Celanese US Holdings LLC	4.625%		11/15/2022	160	169,641
Celanese US Holdings LLC	5.875%		6/15/2021	86	86,864
Nutrition & Biosciences, Inc.†	1.23%		10/1/2025	269	264,556
Tronox, Inc.†	6.50%		5/1/2025	88	94,490
Total					622,945

Computer Hardware 1.30%
Banff Merger Sub, Inc.†	9.75%		9/1/2026	150	159,960
Dell International LLC/EMC Corp.†	5.45%		6/15/2023	528	577,253
Dell International LLC/EMC Corp.†	5.85%		7/15/2025	23	26,834
Dell International LLC/EMC Corp.†	5.875%		6/15/2021	10	10,025
Dell International LLC/EMC Corp.†	6.02%		6/15/2026	155	183,656
Everi Payments, Inc.†	7.50%		12/15/2025	109	113,801
Hewlett Packard Enterprise Co.	0.958% (3 Mo. LIBOR + .72%	)#	10/5/2021	350	350,059
Total					1,421,588

90	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Computer Software 0.29%
BY Crown Parent LLC†	7.375%		10/15/2024	$29	$29,577
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.†	5.75%		3/1/2025	114	116,348
Solera LLC/Solera Finance, Inc.†	10.50%		3/1/2024	170	175,840
Total					321,765

Construction/Homebuilding 0.80%
Century Communities, Inc.	5.875%		7/15/2025	114	118,405
D.R. Horton, Inc.	2.60%		10/15/2025	409	430,637
D.R. Horton, Inc.	4.75%		2/15/2023	7	7,459
D.R. Horton, Inc.	5.75%		8/15/2023	35	38,654
Forestar Group, Inc.†	8.00%		4/15/2024	21	21,995
Lennar Corp.	4.50%		4/30/2024	67	73,006
Lennar Corp.	4.75%		5/30/2025	33	36,816
Lennar Corp.	4.875%		12/15/2023	12	13,123
LGI Homes, Inc.†	6.875%		7/15/2026	104	108,810
M/I Homes, Inc.	5.625%		8/1/2025	20	20,673
Total					869,578

Containers 0.21%
Silgan Holdings, Inc.†	1.40%		4/1/2026	18	17,640
WRKCo, Inc.	3.00%		9/15/2024	200	212,706
Total					230,346

Drugs 1.74%
Bausch Health Cos., Inc.†	5.50%		11/1/2025	36	37,022
Bausch Health Cos., Inc.†	6.125%		4/15/2025	126	129,301
Bausch Health Cos., Inc.†	7.00%		3/15/2024	189	193,536
Bayer US Finance II LLC†	1.194% (3 Mo. LIBOR + 1.01%	)#	12/15/2023	425	430,891
Bayer US Finance II LLC†	3.875%		12/15/2023	200	215,728
Bayer US Finance II LLC†	4.25%		12/15/2025	300	334,137
Becton Dickinson & Co.	1.206% (3 Mo. LIBOR + 1.03%	)#	6/6/2022	291	293,774
Cardinal Health, Inc.	3.079%		6/15/2024	45	47,859
Cardinal Health, Inc.	3.50%		11/15/2024	34	36,880
HLF Financing Sral LLC/Herbalife International, Inc.†	7.25%		8/15/2026	172	180,439
Total					1,899,567

See Notes to Schedule of Investments.	91

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 3.37%
AES Corp. (The)†	3.30%		7/15/2025	$94	$99,870
Alexander Funding Trust†	1.841%		11/15/2023	163	165,273
Ausgrid Finance Pty Ltd. (Australia)†(c)	3.85%		5/1/2023	225	236,319
Calpine Corp.†	5.25%		6/1/2026	195	200,801
Comision Federal de Electricidad (Mexico)†(c)	4.875%		1/15/2024	200	219,129
Dominion Energy, Inc.	4.104%		4/1/2021	78	78,000
DTE Energy Co.	2.529%		10/1/2024	27	28,316
Duquesne Light Holdings, Inc.†	5.90%		12/1/2021	119	122,903
Enel Finance International NV (Netherlands)†(c)	2.875%		5/25/2022	200	205,163
Enel Finance International NV (Netherlands)†(c)	4.25%		9/14/2023	200	216,599
FirstEnergy Corp.	3.35%		7/15/2022	278	282,277
FirstEnergy Transmission LLC†	4.35%		1/15/2025	150	162,680
Jersey Central Power & Light Co.†	4.70%		4/1/2024	146	158,907
NextEra Energy Capital Holdings, Inc.	0.908% (3 Mo. LIBOR + .72%	)#	2/25/2022	200	201,019
NRG Energy, Inc.†	3.75%		6/15/2024	235	251,919
Origin Energy Finance Ltd. (Australia)†(c)	5.45%		10/14/2021	110	112,770
Pacific Gas and Electric Co.	1.367%		3/10/2023	120	120,048
Pacific Gas and Electric Co.	3.15%		1/1/2026	313	326,586
Pacific Gas and Electric Co.	3.75%		2/15/2024	47	50,014
PPL Capital Funding, Inc.	3.95%		3/15/2024	15	16,211
San Diego Gas & Electric Co.	1.914%		2/1/2022	4	4,305
TransAlta Corp. (Canada)(c)	4.50%		11/15/2022	105	108,937
Vistra Operations Co. LLC†	3.55%		7/15/2024	301	315,173
Total					3,683,219

Electrical Equipment 1.58%
Broadcom, Inc.	3.15%		11/15/2025	373	397,808
Microchip Technology, Inc.†	0.972%		2/15/2024	263	262,659
Microchip Technology, Inc.†	2.67%		9/1/2023	229	238,628
Microchip Technology, Inc.	3.922%		6/1/2021	62	62,360
Microchip Technology, Inc.	4.333%		6/1/2023	125	134,148
NXP BV/NXP Funding LLC (Netherlands)†(c)	3.875%		9/1/2022	225	235,005
SK Hynix, Inc. (South Korea)†(c)	1.00%		1/19/2024	200	199,817
SK Hynix, Inc. (South Korea)†(c)	1.50%		1/19/2026	200	197,042
Total					1,727,467

92	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Electronics 0.13%
Flex Ltd.	3.75%	2/1/2026		$102	$109,541
Itron, Inc.†	5.00%	1/15/2026		9	9,237
Vontier Corp.†	1.80%	4/1/2026		23	22,938
Total					141,716

Engineering & Contracting Services 0.05%
Fluor Corp.	3.50%	12/15/2024		50	51,594

Entertainment 0.51%
Caesars Entertainment, Inc.†	6.25%	7/1/2025		102	108,861
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.75%	7/1/2025		21	22,188
CPUK Finance Ltd.(e)	4.25%	8/28/2022	GBP	52	71,988
International Game Technology PLC†	4.125%	4/15/2026		$200	206,016
Live Nation Entertainment, Inc.†	4.875%	11/1/2024		53	54,018
Vail Resorts, Inc.†	6.25%	5/15/2025		87	92,872
Total					555,943

Financial Services 3.68%
Air Lease Corp.	4.25%	2/1/2024		33	35,828
Aircastle Ltd.	4.40%	9/25/2023		184	196,052
Aircastle Ltd.	5.00%	4/1/2023		107	114,112
Aircastle Ltd.	5.50%	2/15/2022		133	138,320
Alliance Data Systems Corp.†	4.75%	12/15/2024		91	93,559
Alliance Data Systems Corp.†	7.00%	1/15/2026		40	42,883
Ally Financial, Inc.	1.45%	10/2/2023		23	23,356
Ally Financial, Inc.	3.875%	5/21/2024		266	287,556
Ally Financial, Inc.	4.25%	4/15/2021		20	20,021
Ally Financial, Inc.	4.625%	3/30/2025		61	67,915
Ally Financial, Inc.	5.125%	9/30/2024		295	332,810
Ally Financial, Inc.	5.75%	11/20/2025		110	125,044
Aviation Capital Group LLC†	1.95%	1/30/2026		53	51,673
Aviation Capital Group LLC†	2.875%	1/20/2022		16	16,234
Aviation Capital Group LLC†	3.875%	5/1/2023		92	96,083
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%	2/21/2026		45	43,063
Avolon Holdings Funding Ltd. (Ireland)†(c)	3.625%	5/1/2022		26	26,519
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%	4/15/2026		42	44,031
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.125%	10/1/2023		152	162,164
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.25%	5/15/2024		152	164,295
Capital One Financial Corp.	2.60%	5/11/2023		101	105,091

See Notes to Schedule of Investments.	93

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
Discover Financial Services	5.20%	4/27/2022	$144	$150,988
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	78	74,815
Intercontinental Exchange, Inc.	0.70%	6/15/2023	48	48,074
Jefferies Financial Group, Inc.	5.50%	10/18/2023	195	211,811
Jefferies Group LLC	5.125%	1/20/2023	42	45,317
Muthoot Finance Ltd. (India)†(c)	4.40%	9/2/2023	200	202,789
Muthoot Finance Ltd. (India)†(c)	6.125%	10/31/2022	200	207,965
Navient Corp.	5.50%	1/25/2023	54	56,194
Navient Corp.	5.875%	10/25/2024	144	151,576
Navient Corp.	6.125%	3/25/2024	53	56,279
Navient Corp.	6.50%	6/15/2022	24	25,233
Navient Corp.	7.25%	1/25/2022	16	16,610
OneMain Finance Corp.	5.625%	3/15/2023	26	27,609
OneMain Finance Corp.	6.125%	5/15/2022	20	21,000
OneMain Finance Corp.	6.125%	3/15/2024	64	69,200
OneMain Finance Corp.	8.25%	10/1/2023	50	56,432
Park Aerospace Holdings Ltd. (Ireland)†(c)	4.50%	3/15/2023	145	151,503
Park Aerospace Holdings Ltd. (Ireland)†(c)	5.25%	8/15/2022	16	16,802
Park Aerospace Holdings Ltd. (Ireland)†(c)	5.50%	2/15/2024	228	248,005
Total				4,024,811

Food 0.14%
Albertsons Cos., Inc./Safeway, Inc./ Albertsons LP/Albertsons LLC	5.75%	3/15/2025	11	11,400
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	102	106,368
Ingles Markets, Inc.	5.75%	6/15/2023	19	19,202
Kraft Heinz Foods Co.	3.00%	6/1/2026	14	14,743
Total				151,713

Health Care Services 1.07%
Centene Corp.†	5.375%	6/1/2026	129	135,056
Centene Corp.†	5.375%	8/15/2026	77	81,420
CommonSpirit Health	1.547%	10/1/2025	73	73,502
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	24	26,691
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	194	201,908
HCA, Inc.	5.00%	3/15/2024	116	129,121
HCA, Inc.	5.25%	4/15/2025	237	270,831
HCA, Inc.	5.25%	6/15/2026	81	93,157
HCA, Inc.	8.36%	4/15/2024	46	53,935

94	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Health Care Services (continued)
Molina Healthcare, Inc.	5.375%		11/15/2022	$62	$65,126
Select Medical Corp.†	6.25%		8/15/2026	36	38,315
Total					1,169,062

Household Equipment/Products 0.36%
Newell Brands, Inc.	4.35%		4/1/2023	116	122,525
Newell Brands, Inc.	4.875%		6/1/2025	20	22,100
Reckitt Benckiser Treasury Services plc (United Kingdom)†(c)	0.751% (3 Mo. LIBOR + .56%	)#	6/24/2022	250	251,445
Total					396,070

Insurance 0.55%
Assurant, Inc.	4.20%		9/27/2023	45	48,755
CNO Financial Group, Inc.	5.25%		5/30/2025	280	317,624
GA Global Funding Trust†	1.625%		1/15/2026	40	39,981
Kemper Corp.	4.35%		2/15/2025	44	47,896
Protective Life Global Funding†	1.082%		6/9/2023	150	152,006
Total					606,262

Leasing 0.04%
GATX Corp.	4.35%		2/15/2024	36	39,422

Leisure 0.53%
Carnival Corp.†	11.50%		4/1/2023	316	362,675
NCL Corp. Ltd.†	5.875%		3/15/2026	54	54,621
Royal Caribbean Cruises Ltd.†	11.50%		6/1/2025	139	162,282
Total					579,578

Lodging 0.53%
Las Vegas Sands Corp.	3.20%		8/8/2024	108	112,673
Marriott International, Inc.	5.75%		5/1/2025	88	101,034
MGM Resorts International	6.00%		3/15/2023	8	8,580
MGM Resorts International	6.75%		5/1/2025	33	35,607
Travel + Leisure Co.	6.60%		10/1/2025	10	11,236
Wyndham Hotels & Resorts, Inc.†	5.375%		4/15/2026	103	105,511
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	4.25%		5/30/2023	164	168,203
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%		3/1/2025	31	32,285
Total					575,129

See Notes to Schedule of Investments.	95

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Agricultural 1.34%
BAT Capital Corp.	2.789%	9/6/2024	$54	$56,962
BAT Capital Corp.	3.222%	8/15/2024	832	886,788
BAT International Finance plc (United Kingdom)(c)	1.668%	3/25/2026	82	81,220
Imperial Brands Finance plc (United Kingdom)†(c)	3.125%	7/26/2024	400	423,045
Reynolds American, Inc.	4.45%	6/12/2025	14	15,543
Total				1,463,558

Machinery: Industrial/Specialty 0.86%
CNH Industrial Capital LLC	4.20%	1/15/2024	83	90,536
CNH Industrial Capital LLC	4.375%	4/5/2022	79	81,953
CNH Industrial Capital LLC	4.875%	4/1/2021	78	78,000
CNH Industrial NV (United Kingdom)(c)	4.50%	8/15/2023	150	162,642
Flowserve Corp.	4.00%	11/15/2023	191	201,701
Nvent Finance S.a.r.l. (Luxembourg)(c)	3.95%	4/15/2023	169	176,530
Welbilt, Inc.	9.50%	2/15/2024	29	29,924
Westinghouse Air Brake Technologies Corp.	3.20%	6/15/2025	17	18,002
Westinghouse Air Brake Technologies Corp.	4.40%	3/15/2024	92	100,122
Total				939,410

Manufacturing 0.13%
Pentair Finance Sarl (Luxembourg)(c)	3.15%	9/15/2022	137	139,391

Media 0.60%
Altice Financing SA (Luxembourg)†(c)	7.50%	5/15/2026	200	209,250
CCO Holdings LLC / CCO Holdings Capital Corp.†	5.50%	5/1/2026	16	16,523
DISH DBS Corp.	5.875%	7/15/2022	87	90,959
DISH DBS Corp.	6.75%	6/1/2021	73	73,657
iHeartCommunications, Inc.	6.375%	5/1/2026	115	122,780
Sirius XM Radio, Inc.†	5.375%	7/15/2026	134	138,690
Total				651,859

Metal Fabricating 0.03%
Hillman Group, Inc. (The)†	6.375%	7/15/2022	31	31,058

Metals & Minerals: Miscellaneous 1.53%
Alcoa Nederland Holding BV (Netherlands)†(c)	6.75%	9/30/2024	400	413,600
Anglo American Capital plc (United Kingdom)†(c)	3.625%	9/11/2024	200	216,526
Freeport-McMoRan, Inc.	3.875%	3/15/2023	17	17,737
Freeport-McMoRan, Inc.	4.55%	11/14/2024	252	275,968
Glencore Finance Canada Ltd. (Canada)†(c)	4.25%	10/25/2022	142	149,609
Glencore Funding LLC†	3.00%	10/27/2022	11	11,359

96	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)
Glencore Funding LLC†	4.125%		5/30/2023	$211	$225,778
Glencore Funding LLC†	4.125%		3/12/2024	102	110,541
Glencore Funding LLC†	4.625%		4/29/2024	28	30,850
Kinross Gold Corp. (Canada)(c)	5.125%		9/1/2021	116	116,846
Kinross Gold Corp. (Canada)(c)	5.95%		3/15/2024	92	103,545
Total					1,672,359

Natural Gas 0.64%
Atmos Energy Corp.	0.625%		3/9/2023	62	62,027
National Fuel Gas Co.	3.75%		3/1/2023	25	26,168
National Fuel Gas Co.	5.50%		1/15/2026	176	201,309
National Fuel Gas Co.	7.395%		3/30/2023	25	27,303
ONE Gas, Inc.	0.85%		3/11/2023	131	131,109
ONE Gas, Inc.	1.10%		3/11/2024	250	250,109
Total					698,025

Oil 4.67%
BP Capital Markets America, Inc.	0.84% (3 Mo. LIBOR + .65%	)#	9/19/2022	225	226,220
Callon Petroleum Co.	6.25%		4/15/2023	146	130,214
Cenovus Energy, Inc. (Canada)(c)	5.375%		7/15/2025	96	107,965
Cimarex Energy Co.	4.375%		6/1/2024	140	152,364
Comstock Resources, Inc.	9.75%		8/15/2026	30	32,663
Continental Resources, Inc.	3.80%		6/1/2024	46	47,236
Continental Resources, Inc.	4.50%		4/15/2023	126	130,729
Continental Resources, Inc.	5.00%		9/15/2022	191	191,272
Diamondback Energy, Inc.	0.90%		3/24/2023	41	41,031
Diamondback Energy, Inc.	2.875%		12/1/2024	133	140,373
Diamondback Energy, Inc.	4.75%		5/31/2025	47	52,571
Diamondback Energy, Inc.	5.375%		5/31/2025	440	454,001
Gazprom PJSC Via Gaz Capital SA (Luxembourg)†(c)	6.51%		3/7/2022	100	104,941
Helmerich & Payne, Inc.	4.65%		3/15/2025	146	159,820
Hess Corp.	3.50%		7/15/2024	93	98,202
Husky Energy, Inc. (Canada)(c)	4.00%		4/15/2024	60	64,092
Laredo Petroleum, Inc.	9.50%		1/15/2025	69	66,483
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%		8/1/2026	103	106,734
Matador Resources Co.	5.875%		9/15/2026	196	191,100
MEG Energy Corp. (Canada)†(c)	6.50%		1/15/2025	211	218,216

See Notes to Schedule of Investments.	97

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Murphy Oil Corp.	6.875%		8/15/2024	$114	$116,707
Occidental Petroleum Corp.	1.644% (3 Mo. LIBOR + 1.45%	)#	8/15/2022	236	233,589
Occidental Petroleum Corp.	2.90%		8/15/2024	107	105,961
Occidental Petroleum Corp.	6.95%		7/1/2024	149	163,869
PDC Energy, Inc.	6.125%		9/15/2024	59	60,652
Petroleos Mexicanos (Mexico)(c)	4.25%		1/15/2025	76	76,315
Petroleos Mexicanos (Mexico)(c)	5.375%		3/13/2022	51	52,257
Precision Drilling Corp. (Canada)(c)	7.75%		12/15/2023	40	40,225
Reliance Industries Ltd. (India)†(c)	5.40%		2/14/2022	350	363,741
Seven Generations Energy Ltd. (Canada)†(c)	5.375%		9/30/2025	182	189,021
Seven Generations Energy Ltd. (Canada)†(c)	6.75%		5/1/2023	106	106,861
Seven Generations Energy Ltd. (Canada)†(c)	6.875%		6/30/2023	42	42,783
SM Energy Co.	6.125%		11/15/2022	71	70,318
SM Energy Co.†	10.00%		1/15/2025	90	101,419
Suncor Energy Ventures Corp. (Canada)†(c)	4.50%		4/1/2022	35	36,085
Suncor Energy, Inc. (Canada)(c)	7.875%		6/15/2026	20	25,542
Suncor Energy, Inc. (Canada)(c)	9.25%		10/15/2021	72	75,361
Valero Energy Corp.	1.20%		3/15/2024	74	74,277
Valero Energy Corp.	2.70%		4/15/2023	58	60,240
Valero Energy Corp.	2.85%		4/15/2025	52	54,404
Valero Energy Corp.	3.65%		3/15/2025	27	28,996
Viper Energy Partners LP†	5.375%		11/1/2027	109	113,564
WPX Energy, Inc.	5.25%		9/15/2024	38	42,228
WPX Energy, Inc.	5.25%		10/15/2027	36	38,420
WPX Energy, Inc.	5.75%		6/1/2026	49	51,386
WPX Energy, Inc.	8.25%		8/1/2023	57	65,550
Total					5,105,998

Oil: Crude Producers 2.72%
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025	152	173,352
Cheniere Corpus Christi Holdings LLC	7.00%		6/30/2024	440	506,771
Energy Transfer Operating LP	4.25%		3/15/2023	85	89,779
Energy Transfer Operating LP	5.875%		1/15/2024	201	223,881
Kinder Morgan Inc	1.521% (3 Mo. LIBOR + 1.28%	)#	1/15/2023	110	111,730
Midwest Connector Capital Co. LLC†	3.625%		4/1/2022	70	71,020
MPLX LP	1.285% (3 Mo. LIBOR + 1.10%	)#	9/9/2022	373	373,198

98	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
NGPL PipeCo LLC†	4.375%		8/15/2022	$208	$215,963
NOVA Gas Transmission Ltd. (Canada)(c)	7.875%		4/1/2023	75	85,517
ONEOK, Inc.	7.50%		9/1/2023	116	132,336
Rattler Midstream LP†	5.625%		7/15/2025	97	101,461
Sabine Pass Liquefaction LLC	5.625%		4/15/2023	500	542,495
Sabine Pass Liquefaction LLC	5.75%		5/15/2024	250	282,238
Texas Eastern Transmission LP†	2.80%		10/15/2022	14	14,356
Western Midstream Operating LP	2.325% (3 Mo. LIBOR + 1.85%	)#	1/13/2023	51	50,004
Total					2,974,101

Oil: Integrated Domestic 0.05%
Oceaneering International, Inc.	4.65%		11/15/2024	54	52,218

Paper & Forest Products 0.04%
West Fraser Timber Co., Ltd. (Canada)†(c)	4.35%		10/15/2024	42	44,375

Real Estate Investment Trusts 1.57%
Brixmor Operating Partnership LP	3.65%		6/15/2024	113	121,693
Equinix, Inc.	1.00%		9/15/2025	88	86,486
Equinix, Inc.	5.375%		5/15/2027	346	372,159
ESH Hospitality, Inc.†	5.25%		5/1/2025	63	64,353
HAT Holdings I LLC/HAT Holdings II LLC†	5.25%		7/15/2024	204	211,034
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%		4/15/2025	24	25,350
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%		3/15/2022	37	37,347
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	7.50%		6/1/2025	98	107,293
SITE Centers Corp.	3.625%		2/1/2025	6	6,272
SL Green Operating Partnership LP	3.25%		10/15/2022	99	102,149
SL Green Realty Corp.	4.50%		12/1/2022	195	204,235
VEREIT Operating Partnership LP	4.60%		2/6/2024	246	269,372
VEREIT Operating Partnership LP	4.625%		11/1/2025	100	112,944
Total					1,720,687

Retail 0.81%
7-Eleven, Inc.†	0.80%		2/10/2024	40	39,885
Arcos Dorados Holdings, Inc. (Uruguay)†(c)	5.875%		4/4/2027	100	105,646
Brinker International, Inc.†	5.00%		10/1/2024	200	209,125
IRB Holding Corp.†	6.75%		2/15/2026	58	60,102
Kohl’s Corp.	4.25%		7/17/2025	140	153,443

See Notes to Schedule of Investments.	99

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail (continued)
L Brands, Inc.†	9.375%	7/1/2025	$87	$108,424
Walgreen Co.	3.10%	9/15/2022	37	38,362
Walgreens Boots Alliance, Inc.	3.80%	11/18/2024	157	171,219
Total				886,206

Savings & Loan 0.10%
People’s United Financial, Inc.	3.65%	12/6/2022	102	106,376

Steel 0.19%
CSN Resources SA (Brazil)(c)	7.625%	2/13/2023	200	207,752

Technology 1.13%
Baidu, Inc. (China)(c)	3.875%	9/29/2023	200	214,099
Baidu, Inc. (China)(c)	4.375%	5/14/2024	200	219,757
E*TRADE Financial Corp.	2.95%	8/24/2022	36	37,190
Netflix, Inc.†	3.625%	6/15/2025	186	198,592
Netflix, Inc.	4.375%	11/15/2026	27	30,200
Uber Technologies, Inc.†	7.50%	5/15/2025	83	89,678
Uber Technologies, Inc.†	8.00%	11/1/2026	99	107,353
VeriSign, Inc.	4.625%	5/1/2023	102	102,701
VeriSign, Inc.	5.25%	4/1/2025	19	21,483
Weibo Corp. (China)(c)	3.50%	7/5/2024	200	211,050
Total				1,232,103

Telecommunications 0.55%
Altice France SA (France)†(c)	7.375%	5/1/2026	200	208,270
AT&T, Inc.	0.90%	3/25/2024	92	92,210
AT&T, Inc.	1.70%	3/25/2026	77	77,010
CommScope, Inc.†	5.50%	3/1/2024	21	21,685
NTT Finance Corp. (Japan)†(c)	0.583%	3/1/2024	200	199,340
Total				598,515

Toys 0.29%
Hasbro, Inc.	3.00%	11/19/2024	37	39,420
Hasbro, Inc.	3.55%	11/19/2026	16	17,289
Mattel, Inc.	3.15%	3/15/2023	200	202,729
Mattel, Inc.†	3.375%	4/1/2026	40	41,398
Mattel, Inc.†	6.75%	12/31/2025	19	19,996
Total				320,832

100	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Transportation: Miscellaneous 0.12%
Canadian Pacific Railway Co. (Canada)(c)	9.45%		8/1/2021	$91	$93,652
Huntington Ingalls Industries, Inc.	3.844%		5/1/2025	36	39,315
Total					132,967

Wholesale 0.08%
Core & Main LP†	6.125%		8/15/2025	86	88,426
Total Corporate Bonds (cost $56,799,154)					57,983,221

FLOATING RATE LOANS(f) 1.80%

Air Transportation 0.11%
American Airlines, Inc. 2017 Incremental Term Loan	2.11% (1 Mo. LIBOR + 2.00%	)	12/15/2023	18	17,562
American Airlines, Inc. Repriced TL B due 2023	2.11% (1 Mo. LIBOR + 2.00%	)	4/28/2023	102	97,960
Total					115,522

Electrical Equipment 0.02%
Marvell Technology Group Ltd. 2018 Term Loan A	1.49% (1 Mo. LIBOR + 1.38%	)	6/4/2021	26	25,842	(g)

Electronics 0.01%
Tech Data Corporation ABL Term Loan(d)	3.61% (1 Mo. LIBOR + 3.50%	)	6/30/2025	13	13,023

Entertainment 0.22%
Scientific Games International, Inc. 2018 Term Loan B5	2.86% (1 Mo. LIBOR + 2.75%	)	8/14/2024	164	161,120
Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan (Netherlands)(c)	3.69% (3 Mo. LIBOR + 3.50%	)	7/10/2025	75	74,833
Total					235,953

Financial Services 0.10%
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(c)	2.00% (3 Mo. LIBOR + 1.75%	)	10/6/2023	114	113,534

See Notes to Schedule of Investments.	101

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Government 0.10%
Seminole Tribe of Florida 2018 Term Loan B	1.86% (1 Mo. LIBOR + 1.75%	)	7/8/2024	$108		$107,547

Leisure 0.26%
Carnival Corporation USD Term Loan B (Panama)(d)(c)	8.50% (1 Mo. LIBOR + 7.50%	)	6/30/2025	274		283,481

Lodging 0.17%
Diamond Resorts Corporation(d)	–	(h)	9/2/2023	184		184,675

Media 0.17%
Nielsen Finance LLC USD Term Loan B4	2.10% (1 Mo. LIBOR + 2.00%	)	10/4/2023	190		190,056

Metal Fabricating 0.00%
Alloy Finco Limited USD Holdco PIK 13.50% Term Loan (Jersey)(c)	0.50% (3 Mo LIBOR + .50%	)#	3/6/2025	–	(i)	39	(g)

Miscellaneous 0.12%
Charter Communications Operating, LLC 2017 Term Loan A2	1.61% (1 Mo. LIBOR + 1.50%	)	3/31/2023	134		133,527	(g)

Retail 0.20%
Panera Bread Company Term Loan A	2.38% (1 Mo. LIBOR + 2.25%	)	7/18/2022	217		213,454

Telecommunications 0.22%
CenturyLink, Inc. 2020 Term Loan A	2.11% (1 Mo. LIBOR + 2.00%	)	1/31/2025	147		146,267
Colorado Buyer Inc 2nd Lien Term Loan	8.25% (3 Mo. LIBOR + 7.25%	)	5/1/2025	99		98,511
Total						244,778

Transportation: Miscellaneous 0.06%
XPO Logistics, Inc. 2018 Term Loan B	1.86% (1mo. LIBOR + 1.75%	)	2/24/2025	65		64,671

Wholesale 0.04%
Core & Main LP 2017 Term Loan B	3.75% (3 Mo. LIBOR + 2.75%	)	8/1/2024	39		39,227
Total Floating Rate Loans (cost $1,964,609)						1,965,329

102	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
FOREIGN GOVERNMENT OBLIGATIONS 0.61%

Egypt 0.19%
Republic of Egypt†(c)	6.125%		1/31/2022	$200	$205,840

Indonesia 0.20%
Perusahaan Penerbit SBSN†(c)	4.325%		5/28/2025	200	222,706

Romania 0.04%
Republic of Romania†(c)	4.875%		1/22/2024	36	40,026

Senegal 0.18%
Republic of Senegal†(c)	8.75%		5/13/2021	200	200,596
Total Foreign Government Obligations (cost $667,192)					669,168

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.22%
Government National Mortgage Assoc. 2014-112 A	3.00%	#(j)	1/16/2048	4	3,921
Government National Mortgage Assoc. 2014-64 IO	1.026%	#(j)	12/16/2054	98	4,145
Government National Mortgage Assoc. 2014-78 IO	0.077%	#(j)	3/16/2056	21	274
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(j)	2/16/2053	22	22,984
Government National Mortgage Assoc. 2017-23 AB	2.60%		12/16/2057	23	23,460
Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	35	36,433
Government National Mortgage Assoc. 2017-53 B	2.75%		3/16/2050	68	70,307
Government National Mortgage Assoc. 2017-61 A	2.60%		8/16/2058	39	40,329
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	42	43,285
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $241,624)					245,138

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.09%

Government Agency 0.02%
Federal Home Loan Mortgage Corp.	2.364% (12 Mo. LIBOR + 1.90%	)#	12/1/2040	6	6,491
Federal Home Loan Mortgage Corp.	2.582% (12 Mo. LIBOR + 1.81%	)#	6/1/2041	6	6,157

See Notes to Schedule of Investments.	103

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Government Agency (continued)
Federal Home Loan Mortgage Corp.	2.712% (12 Mo. LIBOR + 1.84%	)#	6/1/2042	$3		$2,800
Total						15,448

Miscellaneous 0.07%
Federal National Mortgage Assoc.	2.304% (12 Mo. LIBOR + 1.81%	)#	12/1/2040	1		596
Federal National Mortgage Assoc.	2.337% (12 Mo. LIBOR + 1.80%	)#	12/1/2040	1		1,022
Federal National Mortgage Assoc.	2.356% (12 Mo. LIBOR + 1.82%	)#	4/1/2040	9		9,411
Federal National Mortgage Assoc.	2.382% (12 Mo. LIBOR + 1.80%	)#	10/1/2040	–	(i)	300
Federal National Mortgage Assoc.	2.498% (12 Mo. LIBOR + 1.79%	)#	3/1/2042	4		4,487
Federal National Mortgage Assoc.	2.67% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	4		4,125
Federal National Mortgage Assoc.	2.706% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	13		14,052
Federal National Mortgage Assoc.	2.73% (12 Mo. LIBOR + 1.78%	)#	10/1/2036	16		16,926
Federal National Mortgage Assoc.	2.786% (12 Mo. LIBOR + 1.60%	)#	10/1/2045	4		4,205
Federal National Mortgage Assoc.	2.956% (12 Mo. LIBOR + 1.72%	)#	6/1/2042	8		8,008
Federal National Mortgage Assoc.	3.685% (12 Mo. LIBOR + 1.82%	)#	1/1/2042	16		16,806
Total						79,938
Total Government Sponsored Enterprises Pass-Throughs (cost $94,027)						95,386

MUNICIPAL BONDS 0.12%

Miscellaneous
New York Transportation Development Corp., Revenue Bond	1.36%		12/1/2021	20		20,056
New York Transportation Development Corp., Revenue Bond	1.61%		12/1/2022	20		20,194
State of Illinois	4.95%		6/1/2023	58		60,336
State of Illinois	6.125%		7/1/2021	33		32,841
Total Municipal Bonds (cost $131,999)						133,427

104	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 16.56%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(j)	12/25/2059	$38	$38,234
Angel Oak Mortgage Trust 2020-6 A1†	1.261%	#(j)	5/25/2065	59	59,685
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	100	100,764
AREIT Trust 2018-CRE2 A†	1.086% (1 Mo. LIBOR + 0.98%	)#	11/14/2035	55	55,494
Atrium Hotel Portfolio Trust 2017-ATRM A†	1.036% (1 Mo. LIBOR + .93%	)#	12/15/2036	100	100,100
Atrium Hotel Portfolio Trust 2018-ATRM B†	1.536% (1 Mo. LIBOR + 1.43%	)#	6/15/2035	100	99,938
Atrium Hotel Portfolio Trust 2018-ATRM C†	1.756% (1 Mo. LIBOR + 1.65%	)#	6/15/2035	100	99,462
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	100	100,081
Bancorp Commercial Mortgage Trust 2019-CRE5 A†	1.106% (1 Mo. LIBOR + 1.00%	)#	3/15/2036	33	33,146
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	200	199,019
BB-UBS Trust 2012-TFT B†	3.468%	#(j)	6/5/2030	100	78,297
BB-UBS Trust 2012-TFT C†	3.468%	#(j)	6/5/2030	100	66,155
BBCMS Mortgage Trust 2018-TALL A†	0.828% (1 Mo. LIBOR + .72%	)#	3/15/2037	200	198,275
BBCMS Trust 2018-BXH A†	1.106% (1 Mo. LIBOR + 1.00%	)#	10/15/2037	68	68,600
Benchmark Mortgage Trust 2019-B12 TCA†	3.44%	#(j)	8/15/2052	203	206,114
Benchmark Mortgage Trust 2019-B12 TCB†	3.44%	#(j)	8/15/2052	225	221,757
BX 2021-MFM1 A†	0.806% (1 Mo. LIBOR + .70%	)#	1/15/2034	20	19,977
BX Commercial Mortgage Trust 2019-XL A†	1.026% (1 Mo. LIBOR + .92%	)#	10/15/2036	188	188,450
BX Commercial Mortgage Trust 2019-XL C†	1.356% (1 Mo. LIBOR + 1.25%	)#	10/15/2036	94	94,181
BX Commercial Mortgage Trust 2019-XL D†	1.556% (1 Mo. LIBOR + 1.45%	)#	10/15/2036	555	555,743
BX Commercial Mortgage Trust 2019-XL E†	1.906% (1 Mo. LIBOR + 1.80%	)#	10/15/2036	94	94,160

See Notes to Schedule of Investments.	105

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust 2017-SLCT D†	2.156% (1 Mo. LIBOR + 2.05%	)#	7/15/2034	$43	$43,018
BXP Trust 2017-CQHP A†	0.956% (1 Mo. LIBOR + .85%	)#	11/15/2034	43	42,447
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.116%	#(j)	11/10/2049	186	9,362
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.709%	#(j)	12/10/2054	184	6,226
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	134	139,985
CHT Mortgage Trust 2017-CSMO A†	1.036% (1 Mo. LIBOR + .93%	)#	11/15/2036	660	661,023
Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	212	215,691
Citigroup Commercial Mortgage Trust 2013-375P A IO	0.365%	#(j)	6/10/2048	930	12,883
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	8	7,830
COMM Mortgage Trust 2015-LC21 A4	3.708%		7/10/2048	35	38,355
COMM Mortgage Trust 2020-SBX A†	1.67%		1/10/2038	42	42,149
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	200	199,523
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	100	97,510
Commercial Mortgage Pass-Through Certificates 2013-CR12 A3	3.765%		10/10/2046	45	46,405
Commercial Mortgage Pass-Through Certificates 2013-CR6 A4	3.101%		3/10/2046	10	10,302
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	47	47,014
Commercial Mortgage Pass-Through Certificates 2014-CR18 A5	3.828%		7/15/2047	170	184,621
Commercial Mortgage Pass-Through Certificates 2014-CR19 A4	3.532%		8/10/2047	26	27,775
Commercial Mortgage Pass-Through Certificates 2014-CR19 A4 IO†	0.086%	#(j)	9/10/2047	2,000	9,386
Commercial Mortgage Pass-Through Certificates 2014-LC15 A3	3.727%		4/10/2047	100	106,842
Commercial Mortgage Pass-Through Certificates 2014-LC15 A3 IO†	0.475%	#(j)	7/10/2050	76	1,046
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A4	3.819%		6/10/2047	13	14,100

106	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2014-UBS5 A4	3.838%		9/10/2047	$100	$109,016
Commercial Mortgage Pass-Through Certificates 2016-GCT C IO	1.409%	#(j)	8/10/2049	50	2,987
Commercial Mortgage Pass-Through Certificates 2016-GCT XA IO†	0.90%		8/10/2029	3,999	4,121
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A†	1.356% (1 Mo. LIBOR + 1.25%	)#	1/15/2034	50	50,204
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A IO†	0.54%	#(j)	9/15/2037	978	20,954
Credit Suisse Mortgage Capital Certificates 2017-MOON A†	3.196%		7/10/2034	60	61,476
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.196%	#(j)	7/10/2034	50	50,520
Credit Suisse Mortgage Capital Certificates 2017-MOON B IO†	Zero Coupon	#(j)	7/10/2034	28,675	10,607
Credit Suisse Mortgage Capital Certificates 2017-MOON C†	3.196%	#(j)	7/10/2034	109	109,632
Credit Suisse Mortgage Capital Certificates 2019-ICE4 A†	1.086% (1 Mo. LIBOR + .98%	)#	5/15/2036	434	434,873
Credit Suisse Mortgage Capital Certificates 2019-ICE4 C IO	1.919%	#(j)	1/15/2049	694	49,390
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24%	#(j)	2/25/2050	91	91,993
Credit Suisse Mortgage Capital Certificates 2020-NQMI A1†	1.208%		5/25/2065	86	86,799
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	91	91,244
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	1.056% (1 Mo. LIBOR + .95%	)#	12/15/2030	50	49,694
CSAIL Commercial Mortgage Trust 2015-C4 A2 IO	1.465%	#(j)	8/10/2049	191	12,114
CSMC 2021-NQM1 A1†	0.809%	#(j)	5/25/2065	99	98,716
DBUBS Mortgage Trust 2011-LC2A A4†	4.537%		7/10/2044	30	29,718
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	13	13,011
DBWF Mortgage Trust 2016-85T XA IO†	0.014%	#(j)	12/10/2036	3,140	8,792
DBWF Mortgage Trust 2018-AMXP A†	3.747%	#(j)	5/5/2035	325	331,923
DBWF Mortgage Trust 2018-AMXP B†	3.996%	#(j)	5/5/2035	100	100,890
DBWF Mortgage Trust 2018-AMXP C†	3.83%	#(j)	5/5/2035	100	100,349

See Notes to Schedule of Investments.	107

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DBWF Mortgage Trust 2018-GLKS A†	1.14% (1 Mo. LIBOR + 1.03%	)#	12/19/2030	$100	$100,114
DBWF Mortgage Trust 2018-GLKS C†	1.86% (1 Mo. LIBOR + 1.75%	)#	12/19/2030	100	99,747
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(j)	1/25/2060	66	66,572
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	100	105,295
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	100	104,692
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	66	67,328
Great Wolf Trust 2019-WOLF B†	1.44% (1 Mo. LIBOR + 1.33%	)#	12/15/2036	50	49,775
Great Wolf Trust 2019-WOLF C†	1.739% (1 Mo. LIBOR + 1.63%	)#	12/15/2036	300	297,594
Great Wolf Trust 2019-WOLF E†	2.838% (1 Mo. LIBOR + 2.73%	)#	12/15/2036	15	14,620
GS Mortgage Securities Corp. II 2012-BWTR A†	2.954%		11/5/2034	214	216,534
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	100	102,274
GS Mortgage Securities Corp. Trust 2017-485L XB IO†	0.111%	#(j)	2/10/2037	1,590	13,308
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	100	99,631
GS Mortgage Securities Corp. Trust 2017-STAY A†	1.206% (1 Mo. LIBOR + 1.10%	)#	7/15/2032	100	100,056
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.056% (1 Mo. LIBOR + .95%	)#	7/15/2035	100	99,860
GS Mortgage Securities Corp. Trust 2019-70P A†	1.106% (1 Mo. LIBOR + 1.00%	)#	10/15/2036	253	252,907
GS Mortgage Securities Corp. Trust 2019-70P B†	1.426% (1 Mo. LIBOR + 1.32%	)#	10/15/2036	56	55,378
GS Mortgage Securities Corp. Trust 2019-BOCA B†	1.606% (1 Mo. LIBOR + 1.50%	)#	6/15/2038	100	100,171
GS Mortgage Securities Corp. Trust 2019-SMP B†	1.606% (1 Mo. LIBOR + 1.50%	)#	8/15/2032	500	500,171

108	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust 2011-GC5 B†	5.406%	#(j)	8/10/2044	$107		$106,942
GS Mortgage Securities Trust 2012-GC6 XA IO†	1.918%	#(j)	1/10/2045	269		1,490
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	20		20,650
GS Mortgage Securities Trust 2013-G1 A2†	3.557%	#(j)	4/10/2031	100		97,365
GS Mortgage Securities Trust 2013-G1 A2 IO	0.181%	#(j)	11/10/2048	1,082		10,625
GS Mortgage Securities Trust 2013-GC14 A5	4.243%		8/10/2046	100		107,516
GS Mortgage Securities Trust 2014-GC18 A4	4.074%		1/10/2047	151		162,910
Hawaii Hotel Trust 2019-MAUI B†	1.556% (1 Mo. LIBOR + 1.45%	)#	5/15/2038	100		100,193
HMH Trust 2017-NSS A†	3.062%		7/5/2031	100		99,771
HMH Trust 2017-NSS B†	3.343%		7/5/2031	100		95,862
HMH Trust 2017-NSS C†	3.787%		7/5/2031	100		96,106
HMH Trust 2017-NSS D†	4.723%		7/5/2031	100		97,297	(k)
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	100		91,603
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	179		156,018
Hudsons Bay Simon JV Trust 2015-HB7 XA7 IO†	1.245%	#(j)	8/5/2034	1,000		15,040
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	12		12,100
Irvine Core Office Trust 2013-IRV A2†	3.174%	#(j)	5/15/2048	27		28,332
JP Morgan Chase Commercial Mortgage Securities Trust 2020-ACE XA IO†	0.344%	#(j)	1/10/2037	9,369		129,239
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819%	#(j)	5/15/2045	11		11,292
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	175		136,506	(k)
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C14 A4 IO	0.963%	#(j)	1/15/2048	710		20,849
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	–	(i)	226
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A4	3.997%		4/15/2047	76		82,195
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	200		143,079
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2 IO	0.678%	#(j)	12/15/2049	890		21,930
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.506%	#(j)	7/15/2048	826		15,511
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	225		225,688
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C IO†	0.657%	#(j)	10/5/2031	1,000		570

See Notes to Schedule of Investments.	109

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D IO	1.051%	#(j)	9/15/2050	$974	$45,896
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	67	67,043
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	27	26,930
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.036%	#(j)	6/5/2032	20	19,684
JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON A†	3.735%		1/5/2031	243	252,217
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.406% (1 Mo. LIBOR + 1.30%	)#	6/15/2032	54	54,511
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B IO†	Zero Coupon	#(j)	6/15/2032	16,136	161
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	1.706% (1 Mo. LIBOR + 1.60%	)#	6/15/2032	42	41,694
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	1.306% (1 Mo. LIBOR + 1.20%	)#	4/15/2031	90	88,564
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	2.006% (1 Mo. LIBOR + 1.90%	)#	4/15/2031	24	23,681
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	2.406% (1 Mo. LIBOR + 2.30%	)#	4/15/2031	18	17,797
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.053% (1 Mo. LIBOR + .95%	)#	7/5/2033	44	43,620
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	1.753% (1 Mo. LIBOR + 1.65%	)#	7/5/2033	16	16,043
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON C IO†	1.336%	#(j)	1/5/2034	3,332	105,906
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE A†	3.287%		1/10/2037	240	251,221
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE B†	3.64%		1/10/2037	50	51,490
KKR Industrial Portfolio Trust 2021-KDIP A†	0.656% (1 Mo. LIBOR + .55%	)#	12/15/2037	110	110,010
LoanCore Issuer Ltd. 2019-CRE3 A†	1.156% (1 Mo. LIBOR + 1.05%	)#	4/15/2034	189	189,906

110	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LoanCore Issuer Ltd. 2019-CRE3 AS†	1.476% (1 Mo. LIBOR + 1.37%	)#	4/15/2034	$40	$39,557
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	1.769%	#(j)	3/10/2049	743	35,022
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	94	94,953
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	100	106,195
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	17	17,217
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	100	99,239
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2 IO	0.565%	#(j)	7/15/2050	377	7,845
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A4	4.153%	#(j)	8/15/2046	139	147,599
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	10	10,345
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4 IO	1.342%	#(j)	11/15/2049	925	50,134
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	50	49,766
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	100	99,432
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	Zero Coupon	#(j)	9/13/2031	9,863	99
Morgan Stanley Capital I Trust 2014-CPT A IO	0.922%	#(j)	8/15/2049	1,000	44,313
Morgan Stanley Capital I Trust 2015-UBS8 ASB	3.626%		12/15/2048	11	11,808
Motel 6 Trust 2017-MTL6 E†	3.356% (1 Mo. LIBOR + 3.25%	)#	8/15/2034	152	152,303
MRA Issuance Trust 2021-8 2021-8 A1Y†	Zero Coupon	#(j)	10/15/2021	1,100	1,100,000	(k)
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	12	11,528
New Orleans Hotel Trust 2019-HNLA A†	1.095% (1 Mo. LIBOR + .99%	)#	4/15/2032	150	149,425
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(j)	1/26/2060	69	69,704
One New York Plaza Trust 2020-1NYP A†	1.056% (1 Mo. LIBOR + .95%	)#	1/15/2026	215	216,685
One New York Plaza Trust 2020-1NYP AJ†	1.356% (1 Mo. LIBOR + 1.25%	)#	1/15/2026	120	120,952

See Notes to Schedule of Investments.	111

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Palisades Center Trust 2016-PLSD A†	2.713%		4/13/2033	$10	$9,389
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	77	36,960
PFP 2021-7 Ltd. 2021-7 A†	0.95% (1 Mo. LIBOR + .85%	)#	4/14/2038	500	500,199
PFP Ltd. 2019-6 A†	1.156% (1 Mo. LIBOR + 1.05%	)#	4/14/2037	96	95,893
RBS Commercial Funding, Inc. Trust 2013-SMV A†	3.26%		3/11/2031	100	102,641
Ready Capital Mortgage Financing LLC 2019-FL3 A†	1.109% (1 Mo. LIBOR + 1.00%	)#	3/25/2034	79	78,762
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	44	45,608
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	78	79,874
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(j)	2/25/2024	73	73,564
RETL 2019-RVP C†	2.206% (1 Mo. LIBOR + 2.10%	)#	3/15/2036	42	41,678
SG Commercial Mortgage Securities Trust 2019-787E IO†	0.305%	#(j)	2/15/2041	4,149	97,315
Shelter Growth CRE Issuer Ltd. 2019-FL2 AS†	1.556% (1 Mo. LIBOR + 1.45%	)#	5/15/2036	35	34,790
Shops at Crystals Trust 2016-CSTL XB IO†	0.203%	#(j)	7/5/2036	1,000	11,250
SLIDE 2018-FUN A†	1.006% (1 Mo. LIBOR + .90%	)#	6/15/2031	66	65,674
SLIDE 2018-FUN B†	1.356% (1 Mo. LIBOR + 1.25%	)#	6/15/2031	14	13,962
SLIDE 2018-FUN C†	1.656% (1 Mo. LIBOR + 1.55%	)#	6/15/2031	12	12,028
SLIDE 2018-FUN XCP IO†	Zero Coupon	(j)#	12/15/2020	1,563	16	(k)
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(j)	2/25/2050	63	63,888
UBS-BAMLL Trust 2012-WRM D†	4.238%	#(j)	6/10/2030	100	62,653
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4 IO†	0.913%	#(j)	3/10/2046	714	8,801
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3	3.595%		1/10/2045	82	82,113
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	61	62,226
Verus Securitization Trust 2020-4 A1†	1.502%		5/25/2065	82	83,256
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	86	86,344

112	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust 2021-1 A1†	0.815%	#(j)	1/25/2066	$105	$104,229
Verus Securitization Trust 2021-R2 A1†	0.918%	#(j)	2/25/2064	100	100,556	(k)
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	300	308,526
Waikiki Beach Hotel Trust 2019-WBM A†	1.156% (1 Mo. LIBOR + 1.05%	)#	12/15/2033	48	48,026
Wells Fargo Commercial Mortgage Trust 2010-C1 C IO	0.012%	#(j)	6/15/2048	2,000	3,800
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A IO	1.736%	#(j)	8/15/2049	942	69,317
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.675%	#(j)	9/15/2048	884	21,897
Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	35	37,227
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	72	71,938
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	31	31,131
West Town Mall Trust 2017-KNOX B IO†	0.373%	#(j)	7/5/2030	1,568	5,177
West Town Mall Trust 2017-KNOX C†	4.347%	#(j)	7/5/2030	25	24,732
West Town Mall Trust 2017-KNOX D†	4.347%	#(j)	7/5/2030	25	24,545
WF-RBS Commercial Mortgage Trust 2011-C2 A4 IO†	1.302%	#(j)	6/15/2045	69	568
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	50	51,075
WF-RBS Commercial Mortgage Trust 2012-C7 A2 IO†	1.784%	#(j)	8/15/2045	309	4,380
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.743%	#(j)	6/15/2045	25	23,491
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	273	280,855
Total Non-Agency Commercial Mortgage-Backed Securities (cost $18,341,405)					18,093,929

U.S. TREASURY OBLIGATIONS 4.16%
U.S. Treasury Bill	Zero Coupon		7/29/2021	2,216	2,215,890
U.S. Treasury Note	0.125%		10/31/2022	1,020	1,020,000
U.S. Treasury Note	0.125%		1/31/2023	632	631,728
U.S. Treasury Note	0.375%		11/30/2025	686	671,128
Total U.S. Treasury Obligations (cost $4,552,476)					4,538,746

See Notes to Schedule of Investments.	113

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

	Exercise		Expiration	Shares		Fair
Investments	Price		Date	(000)		Value
WARRANTS 0.00%

Miscellaneous
Sable Permian Resources	$ –	(l)	2/1/2024	–	(b)	$96	(k)
UTEX Industries, Inc.	1.50		12/3/2025	–	(b)	23	(k)
Total Warrants (cost $119)						119
Total Long-Term Investments (cost $105,681,563)						106,775,262

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)
SHORT-TERM INVESTMENTS 1.63%

COMMERCIAL PAPER 0.46%

Food 0.23%
Conagra Brands, Inc.	0.325%		4/8/2021	$250		249,984

Retail 0.23%
Dollarama, Inc.	0.233%		4/6/2021	250		249,992
Total Commercial Paper (cost $499,976)						499,976

Repurchase Agreements 1.17%
Repurchase Agreement dated 3/31/2021, 0.00% due 4/1/2021 with Fixed Income Clearing Corp. collateralized by $1,217,400 of U.S. Treasury Note at 2.625% due 12/31/2023; value: $1,303,525; proceeds: $1,277,876 (cost $1,277,876)				1,278		1,277,876
Total Short-Term Investments (cost $1,777,852)						1,777,852
Total Investments in Securities 99.36% (cost $107,459,415)						108,553,114
Cash and Other Assets in Excess of Liabilities(m) 0.64%						699,161
Net Assets 100.00%						$109,252,275

GBP	British pound.
CMT	Constant Maturity Rate. IO Interest Only.
LIBOR	London Interbank Offered Rate. PIK Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2021, the total value of Rule 144A securities was $56,556,401, which represents 51.77% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2021.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Amount represents less than 1,000 shares.
(c)	Foreign security traded in U.S. dollars.

114	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

(d)	Securities purchased on a when-issued basis.
(e)	Investment in non-U.S. dollar denominated securities.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2021.
(g)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(h)	Interest rate to be determined.
(i)	Amount is less than $1,000.
(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(l)	Cashless strike price.
(m)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at March 31, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Buy	Goldman Sachs	7/20/2021	146,000	$ 115,982	$ 116,191	$209
Canadian dollar	Sell	Toronto Dominion Bank	7/20/2021	146,000	116,979	116,192	787
British pound	Sell	State Street Bank and Trust	6/8/2021	54,000	75,032	74,458	574
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,570

Open Futures Contracts at March 31, 2021:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 5-Year Treasury Note	June 2021	107	Short	$ (13,357,973)	$ (13,203,633)	$ 154,340

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 2-Year Treasury Note	June 2021	240	Long	$ 53,022,918	$ 52,974,375	$ (48,543)

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$22,944,260	$–	$22,944,260
Common Stocks	–	252	–	252
Convertible Bonds	–	106,287	–	106,287
Corporate Bonds	–	57,983,221	–	57,983,221

See Notes to Schedule of Investments.	115

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

Investment Type(2)	Level 1	Level 2	Level 3	Total
Floating Rate Loans
Electrical Equipment	–	–	25,842	25,842
Metal Fabricating	–	–	39	39
Miscellaneous	–	–	133,527	133,527
Remaining Industries	–	1,805,921	–	1,805,921
Foreign Government Obligations	–	669,168	–	669,168
Government Sponsored Enterprises
Collateralized Mortgage Obligations	–	245,138	–	245,138
Government Sponsored Enterprises
Pass-Throughs	–	95,386	–	95,386
Municipal Bonds	–	133,427	–	133,427
Non-Agency Commercial
Mortgage-Backed Securities	–	16,659,554	1,434,375	18,093,929
U.S. Treasury Obligations	–	4,538,746	–	4,538,746
Warrants	–	–	119	119
Short-Term Investments
Commercial Paper	–	499,976	–	499,976
Repurchase Agreements	–	1,277,876	–	1,277,876
Total	$–	$106,959,212	$1,593,902	$108,553,114
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$1,570	$–	$1,570
Liabilities	–	–	–	–
Futures Contracts
Assets	154,340	–	–	154,340
Liabilities	(48,543)	–	–	(48,543)
Total	$105,797	$1,570	$–	$107,367

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

116	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION INCOME PORTFOLIO March 31, 2021

The following is a reconciliation of investments with unobservable inputs (Level 3) there were used in determining fair value:

Investment Type	Floating Rate Loans	Non-Agency Commercial Mortgage- Backed Securities	Warrants
Balance as of January 1, 2021	$160,853	$96,261	$22
Accrued Discounts (Premiums)	105	(121)	–
Realized Gain (Loss)	11	(38)	–
Change in Unrealized Appreciation (Depreciation)	371	(4,650)	–
Purchases	63	1,199,999	97
Sales	(1,995)	(1,256)	–
Transfers into Level 3	–	144,180	–
Transfers out of Level 3	–	–	–
Balance as of March 31, 2021	$159,408	$1,434,375	$119
Change in unrealized appreciation/depreciation for the period ended March 31, 2021, related to Level 3 investments held at March 31, 2021	$371	$(4,650)	$–

See Notes to Schedule of Investments.	117

Schedule of Investments (unaudited)

TOTAL RETURN PORTFOLIO March 31, 2021

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 111.12%

ASSET-BACKED SECURITIES 18.21%

Automobiles 8.14%
ACC Trust 2019-1 B†	4.47%	10/20/2022	$469	$475,854
Ally Auto Receivables Trust 2019-4 A2	1.93%	10/17/2022	224	223,830
American Credit Acceptance
Receivables Trust 2019-2 B†	3.05%	5/12/2023	98	98,185
Avid Automobile Receivables Trust 2019-1 A†	2.62%	2/15/2024	305	307,697
Avid Automobile Receivables Trust 2019-1 B†	2.82%	7/15/2026	500	512,234
Avid Automobile Receivables Trust 2019-1 C†	3.14%	7/15/2026	500	513,481
CarMax Auto Owner Trust 2019-3 A2A	2.21%	12/15/2022	102	102,585
CarMax Auto Owner Trust 2019-4 A2A	2.01%	3/15/2023	583	584,968
Carmax Auto Owner Trust 2021-1 A2A	0.22%	2/15/2024	5,000	4,998,554
Carvana Auto Receivables Trust NP1 2020-N1A E†	5.20%	7/15/2027	1,500	1,614,499
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	27	26,784
CPS Auto Receivables Trust 2018-A C†	3.05%	12/15/2023	39	39,364
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	417	429,462
CPS Auto Receivables Trust 2019-B E†	5.00%	3/17/2025	575	597,706
CPS Auto Receivables Trust 2020-C†	1.71%	8/17/2026	785	799,692
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	98	98,272
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	200	201,001
Drive Auto Receivables Trust 2017-BA E†	5.30%	7/15/2024	1,857	1,867,119
Enterprise Fleet Financing LLC 2018-1 A2†	2.87%	10/20/2023	8	8,128
Exeter Automobile Receivables Trust 2020-2A A†	1.13%	8/15/2023	237	237,505
Exeter Automobile Receivables Trust 2020-3A E†	3.44%	8/17/2026	1,750	1,805,262
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	28	28,296
Flagship Credit Auto Trust 2018-3 B†	3.59%	12/16/2024	725	733,079
Flagship Credit Auto Trust 2020-2 A†	1.49%	7/15/2024	251	253,033
Flagship Credit Auto Trust 2021-1 A†	0.31%	6/16/2025	2,039	2,037,575
Ford Credit Auto Lease Trust 2021-A A2	0.19%	7/15/2023	5,150	5,145,838
Ford Credit Auto Owner Trust 2019-C A2A	1.88%	7/15/2022	517	518,168
Ford Credit Auto Owner Trust 2020-A A2	1.03%	10/15/2022	143	143,167
Ford Credit Auto Owner Trust 2020-B A2	0.50%	2/15/2023	1,748	1,749,293
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	181	181,818
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%	8/15/2023	194	197,284
Honda Auto Receivables Owner Trust 2020-2 A2	0.74%	11/15/2022	613	614,552
Hyundai Auto Receivables Trust 2019-B A2	1.93%	7/15/2022	95	95,413
Mercedes-Benz Auto Lease Trust 2019-A A3	3.10%	11/15/2021	65	65,287

118	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO March 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automobiles (continued)
Mercedes-Benz Auto Lease Trust 2021-A A2	0.18%		3/15/2023	$5,155	$5,151,544
Santander Drive Auto Receivables Trust 2021-1 A2	0.29%		11/15/2023	4,250	4,250,812
Santander Retail Auto Lease Trust 2019-B A2A†	2.29%		4/20/2022	103	103,219
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%		10/17/2022	115	115,422
Toyota Auto Receivables Owner Trust 2021-A A2	0.16%		7/17/2023	7,119	7,115,763
Westlake Automobile Receivables Trust 2020-2A A2A†	0.93%		2/15/2024	2,741	2,749,230
Westlake Automobile Receivables Trust 2020-3A E†	3.34%		6/15/2026	1,450	1,495,729
Westlake Automobile Receivables Trust 2021-1A E†	2.33%		8/17/2026	1,850	1,848,652
World Omni Auto Receivables Trust 2021-A A2	0.17%		2/15/2024	5,053	5,051,754
Total					55,187,110

Credit Cards 1.88%
American Express Credit Account Master Trust 2018-6 A	3.06%		2/15/2024	5,294	5,337,052
American Express Credit Account Master Trust 2019-3 B	2.20%		4/15/2025	3,068	3,150,211
World Financial Network Credit Card Master Trust 2018-B A	3.46%		7/15/2025	936	949,495
World Financial Network Credit Card Master Trust 2019-B A	2.49%		4/15/2026	3,261	3,343,930
Total					12,780,688

Home Equity 0.00%
Meritage Mortgage Loan Trust 2004-2 M3	1.084% (1 Mo. LIBOR + .98%	)#	1/25/2035	2	2,107
New Century Home Equity Loan Trust 2005-A A6	4.714%		8/25/2035	7	7,444
Total					9,551

Other 8.19%
ALM VII Ltd. 2012-7A A2R2†	2.091% (3 Mo. LIBOR +1.85%	)#	7/15/2029	1,468	1,470,043
ALM VII Ltd. 2012-7A CR2†	3.791% (3 Mo. LIBOR + 3.55%	)#	7/15/2029	373	373,306
Apidos CLO XXXV 2021-35A A†	Zero Coupon	#(a)	4/20/2034	760	760,000
Avery Point IV CLO Ltd. 2014-1A BR†	1.818% (3 Mo. LIBOR + 1.60%	)#	4/25/2026	322	322,059
Barings CLO Ltd. 2018-3A D†	3.124% (3 Mo. LIBOR + 2.90%	)#	7/20/2029	500	480,372

See Notes to Schedule of Investments.	119

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO March 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
Barings CLO Ltd. 2020-I 2020-1A C†	2.791% (3 Mo. LIBOR + 2.55%	)#	10/15/2032	$1,090	$1,094,502
Carlyle US CLO Ltd. 2021-1A A1†	1.331% (3 Mo. LIBOR + 1.14%	)#	4/15/2034	2,860	2,860,359
Cedar Funding II CLO Ltd. 2013-1A DR†	3.785% (3 Mo. LIBOR + 3.60%	)#	6/9/2030	270	270,113
Cedar Funding VI CLO Ltd. 2016-6A BR†	1.824% (3 Mo. LIBOR + 1.60%	)#	10/20/2028	650	650,144
CIFC Funding 2019-III Ltd. 2019-3A C†(b)	3.923% (3 Mo. LIBOR + 3.70%	)#	7/16/2032	1,210	1,214,924
CIFC Funding I Ltd. 2021-1A A1†	1.246% (3 Mo. LIBOR + 1.11%	)#	4/25/2033	2,690	2,689,593
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029	192	195,110
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	246	247,394
Dryden 58 Clo Ltd. 2018-58A B†	1.723% (3 Mo. LIBOR + 1.50%	)#	7/17/2031	2,650	2,652,049
Dryden 61 Clo Ltd. 2018-61A A1R†	Zero Coupon	#(a)	1/17/2032	1,710	1,710,168
Eaton Vance CLO 2019-1 Ltd. 2019-1A D†	3.991% (3 Mo. LIBOR + 3.75%	)#	4/15/2031	830	831,128
Gracie Point International Funding 2020 B†	2.515% (1 Mo. LIBOR + 2.40%	)#	5/2/2023	1,124	1,127,174	(c)
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	2.368% (3 Mo. LIBOR + 2.15%	)#	7/25/2027	250	247,261
Hardee's Funding LLC 2018-1A A23†	5.71%		6/20/2048	649	723,591
Hardee's Funding LLC 2018-1A A2II†	4.959%		6/20/2048	1,141	1,204,613
Jamestown CLO VII Ltd. 2015-7A CR†	2.818% (3 Mo. LIBOR + 2.60%	)#	7/25/2027	611	608,745
Kayne CLO 5 Ltd. 2019-5A A†	1.568% (3 Mo. LIBOR + 1.35%	)#	7/24/2032	1,300	1,303,337
Kayne CLO Ltd. 2020-7A A1†	1.423% (3 Mo. LIBOR + 1.20%	)#	4/17/2033	1,822	1,830,101
Kayne CLO Ltd. 2021-10A A†	Zero Coupon#(a)		4/23/2034	2,230	2,230,016
KKR CLO Ltd. 18 B†	1.926% (3 Mo. LIBOR + 1.70%	)#	7/18/2030	920	921,125
Lending Funding Trust 2020-2A A†	2.32%		4/21/2031	1,840	1,842,906
Longtrain Leasing III LLC 2015-1A A2†	4.06%		1/15/2045	738	748,820
Marble Point CLO XVII Ltd. 2020-1A A†	1.524% (3 Mo. LIBOR + 1.30%	)#	4/20/2033	1,135	1,134,841
Massachusetts Educational Financing Authority 2008-1 A1	1.168% (3 Mo. LIBOR + .95%	)#	4/25/2038	364	365,045

120	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO March 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	$1,987	$2,070,137
Mountain Hawk III CLO Ltd. 2014-3A AR†	1.423% (3 Mo. LIBOR + 1.20%	)#	4/18/2025	84	84,065
Mountain View CLO LLC 2017-1A AR†	1.313% (3 Mo. LIBOR + 1.09%	)#	10/16/2029	1,047	1,046,659
Mountain View CLO X Ltd. 2015-10A BR†	1.575% (3 Mo. LIBOR + 1.35%	)#	10/13/2027	623	621,353
Navient Private Education Refi Loan Trust 2018-DA A2A†	4.00%		12/15/2059	496	529,717
Neuberger Berman Loan Advisers CLO Ltd. 2019-35A A1†	1.563% (3 Mo. LIBOR + 1.34%	)#	1/19/2033	2,000	2,010,402
Newark BSL CLO 1 Ltd. 2016-1A CR†	3.213% (3 Mo. LIBOR + 3.00%	)#	12/21/2029	700	683,428
OCP CLO 2019-16 Ltd. 2019-16A AR†	Zero Coupon	#(a)	4/10/2033	1,510	1,510,000
Octagon Investment Partners 29 Ltd. 2016-1A AR†	1.398% (3 Mo. LIBOR + 1.18%	)#	1/24/2033	1,028	1,030,105
Octagon Investment Partners 48 Ltd. 2020-3A A†	1.732% (3 Mo. LIBOR + 1.50%	)#	10/20/2031	1,200	1,205,831
Octagon Investment Partners XV Ltd. 2013-1A A1B2†	1.273% (3 Mo. LIBOR + 1.05%	)#	7/19/2030	1,720	1,720,017
Pennsylvania Higher Education Assistance Agency 2006-1 B	0.488% (3 Mo. LIBOR + .27%	)#	4/25/2038	185	176,613
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	494	474,786
Race Point IX CLO Ltd. 2015-9A CR†	3.441% (3 Mo. LIBOR + 3.20%	)#	10/15/2030	500	474,066
SCF Equipment Leasing LLC 2019-1A C†	3.92%		11/20/2026	2,132	2,145,177
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	1,442	1,500,077
SCF Equipment Leasing LLC 2021-1A D†	1.93%		9/20/2030	1,210	1,196,414
Shackleton CLO Ltd. 2016-9A B†	2.124% (3 Mo. LIBOR + 1.90%	)#	10/20/2028	499	499,667
Shackleton CLO Ltd. 2019-14A A2†	2.124% (3 Mo. LIBOR + 1.90%	)#	7/20/2030	1,687	1,687,742
SLC Student Loan Trust 2008-1 A4A	1.784% (3 Mo. LIBOR + 1.60%	)#	12/15/2032	924	950,991
Sound Point CLO XI Ltd. 2016-1A AR†	1.324% (3 Mo. LIBOR + 1.10%	)#	7/20/2028	563	563,710

See Notes to Schedule of Investments.	121

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO March 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
Sound Point CLO XV Ltd. 2017-1A C†	2.718% (3 Mo. LIBOR + 2.50%	)#	1/23/2029	$570	$570,423
Towd Point Asset Trust 2018-SL1 A†	0.709% (1 Mo. LIBOR + .60%	)#	1/25/2046	494	490,935
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031	173	174,616
Total					55,525,770
Total Asset-Backed Securities (cost $123,068,817)					123,503,119

CORPORATE BONDS 33.69%

Advertising 0.10%
Clear Channel Outdoor Holdings, Inc.†	7.75%		4/15/2028	670	663,886

Aerospace/Defense 1.03%
Boeing Co. (The)	4.875%		5/1/2025	2,981	3,321,617
Boeing Co. (The)	5.04%		5/1/2027	1,942	2,215,730
Signature Aviation US Holdings, Inc.†	4.00%		3/1/2028	693	705,897
TransDigm, Inc.	6.375%		6/15/2026	702	727,009
Total					6,970,253

Air Transportation 0.71%
American Airlines Group, Inc.†	5.00%		6/1/2022	362	356,118
American Airlines, Inc.†	11.75%		7/15/2025	602	745,421
British Airways 2020-1 Class A Pass Through Trust (United Kingdom)†(d)	4.25%		5/15/2034	285	300,203
Delta Air Lines, Inc.†	7.00%		5/1/2025	1,287	1,483,636
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%		10/20/2025	568	606,641
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%		10/20/2028	576	626,845
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.†	8.00%		9/20/2025	607	687,376
Total					4,806,240

Apparel 0.34%
Levi Strauss & Co.†	3.50%		3/1/2031	1,008	973,980
PVH Corp.	7.75%		11/15/2023	561	654,389
William Carter Co. (The)†	5.50%		5/15/2025	611	652,805
Total					2,281,174

Auto Parts: Original Equipment 0.16%
American Axle & Manufacturing, Inc.	6.50%		4/1/2027	705	732,319
Clarios Global LP/Clarios US Finance Co.†	8.50%		5/15/2027	352	379,421
Total					1,111,740

122	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO March 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automotive 0.73%
Ford Motor Co.	7.45%		7/16/2031	$1,589	$2,006,438
General Motors Financial Co., Inc.	3.60%		6/21/2030	2,135	2,254,645
Tesla, Inc.†	5.30%		8/15/2025	656	681,486
Total					4,942,569

Banks: Regional 3.31%
Akbank T.A.S. (Turkey)†(d)	5.00%		10/24/2022	385	386,943
Banco do Brasil SA†	4.625%		1/15/2025	630	668,213
Citigroup, Inc.	2.666% (SOFR + 1.15%)	#	1/29/2031	816	820,818
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%	)#	1/10/2028	1,186	1,304,648
Citigroup, Inc.	3.98% (3 Mo. LIBOR + 1.34%	)#	3/20/2030	1,294	1,434,011
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%	)#	5/1/2028	553	602,519
Macquarie Group Ltd. (Australia)†(d)	4.654% (3 Mo. LIBOR + 1.73%	)#	3/27/2029	1,431	1,615,860
Morgan Stanley	3.625%		1/20/2027	1,036	1,137,649
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%	)#	1/23/2030	870	996,826
Popular, Inc.	6.125%		9/14/2023	107	115,950
Toronto-Dominion Bank (The) (Canada)(d)	3.625% (5 Yr. Swap rate + 2.21%	)#	9/15/2031	1,378	1,511,385
UBS AG (Switzerland)(d)	5.125%		5/15/2024	1,399	1,543,454
Wachovia Corp.	7.574%		8/1/2026	660	844,062
Wells Fargo & Co.	2.393% (SOFR + 2.10%	)#	6/2/2028	5,043	5,171,494
Westpac Banking Corp. (Australia)(d)	2.894% (5 Yr Treasury CMT + 1.35%	)#	2/4/2030	1,047	1,079,729
Westpac Banking Corp. (Australia)(d)	4.322% (5 Yr Swap rate + 2.24%	)#	11/23/2031	2,917	3,223,683
Total					22,457,244

Biotechnology Research & Production 0.66%
Biogen, Inc.	2.25%		5/1/2030	3,106	3,015,608
Regeneron Pharmaceuticals, Inc.	1.75%		9/15/2030	1,599	1,480,700
Total					4,496,308

See Notes to Schedule of Investments.	123

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO March 31, 2021

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Building Materials 0.48%
Cemex SAB de CV (Mexico)†(d)	5.45%	11/19/2029	$620	$680,397
Forterra Finance LLC/FRTA Finance Corp.†	6.50%	7/15/2025	616	663,355
Griffon Corp.	5.75%	3/1/2028	587	625,155
Owens Corning, Inc.	3.95%	8/15/2029	1,151	1,267,966
Total				3,236,873

Business Services 0.52%
Adani Ports & Special Economic Zone Ltd. (India)†(d)	4.00%	7/30/2027	275	290,777
CoStar Group, Inc.†	2.80%	7/15/2030	381	373,107
Garda World Security Corp. (Canada)†(d)	9.50%	11/1/2027	612	678,439
Global Payments, Inc.	3.20%	8/15/2029	501	528,225
Rent-A-Center, Inc.†	6.375%	2/15/2029	660	701,250
United Rentals North America, Inc.	4.00%	7/15/2030	316	322,004
United Rentals North America, Inc.	4.875%	1/15/2028	592	624,335
Total				3,518,137

Chemicals 0.36%
Ashland LLC	6.875%	5/15/2043	272	341,168
CF Industries, Inc.	4.95%	6/1/2043	531	609,166
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(d)	3.949%	4/24/2023	960	993,682
Tronox, Inc.†	4.625%	3/15/2029	509	510,272
Total				2,454,288

Coal 0.09%
Warrior Met Coal, Inc.†	8.00%	11/1/2024	586	601,107

Computer Hardware 0.33%
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	251	274,414
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	158	187,211
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	1,189	1,812,459
Total				2,274,084

Computer Software 0.40%
Oracle Corp.	2.875%	3/25/2031	846	861,899
Oracle Corp.	2.95%	4/1/2030	1,809	1,866,778
Total				2,728,677

Construction/Homebuilding 0.54%
Century Communities, Inc.	6.75%	6/1/2027	576	613,927
NVR, Inc.	3.00%	5/15/2030	1,703	1,749,188

124	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO March 31, 2021

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Construction/Homebuilding (continued)
PulteGroup, Inc.	5.50%	3/1/2026	$266	$310,861
Toll Brothers Finance Corp.	4.35%	2/15/2028	588	637,868
Tri Pointe Homes, Inc.	5.25%	6/1/2027	310	332,803
Total				3,644,647

Containers 0.13%
Ball Corp.	2.875%	8/15/2030	894	862,263

Drugs 0.14%
Bayer US Finance II LLC†	3.875%	12/15/2023	881	950,282

Electric: Power 2.55%
Ausgrid Finance Pty Ltd. (Australia)†(d)	4.35%	8/1/2028	1,118	1,235,276
Calpine Corp.†	4.50%	2/15/2028	588	593,821
Calpine Corp.†	5.125%	3/15/2028	609	612,694
Cikarang Listrindo Tbk PT (Indonesia)†(d)	4.95%	9/14/2026	985	1,009,674
Emera US Finance LP	3.55%	6/15/2026	3,937	4,272,048
Eskom Holdings SOC Ltd. (South Africa)†(d)	6.75%	8/6/2023	925	958,152
FirstEnergy Corp.	2.65%	3/1/2030	973	926,719
FirstEnergy Corp.	4.40%	7/15/2027	1,299	1,397,898
Liberty Utilities Finance GP 1†	2.05%	9/15/2030	704	660,996
Minejesa Capital BV (Netherlands)†(d)	4.625%	8/10/2030	250	261,203
NRG Energy, Inc.†	2.45%	12/2/2027	659	655,425
NRG Energy, Inc.	5.75%	1/15/2028	598	636,496
Pennsylvania Electric Co.†	3.60%	6/1/2029	597	628,272
PG&E Corp.	5.00%	7/1/2028	649	686,512
PSEG Power LLC	8.625%	4/15/2031	770	1,161,892
Vistra Operations Co. LLC†	3.55%	7/15/2024	1,550	1,622,986
Total				17,320,064

Electrical Equipment 0.08%
SK Hynix, Inc. (South Korea)†(d)	2.375%	1/19/2031	570	540,154

Energy Equipment & Services 0.18%
Greenko Solar Mauritius Ltd. (Mauritius)†(d)	5.95%	7/29/2026	620	664,485
TerraForm Power Operating LLC†	4.75%	1/15/2030	562	584,772
Total				1,249,257

Entertainment 0.52%
Caesars Entertainment, Inc.†	8.125%	7/1/2027	616	680,095
Cedar Fair LP	5.25%	7/15/2029	657	676,434
Live Nation Entertainment, Inc.†	3.75%	1/15/2028	192	189,720

See Notes to Schedule of Investments.	125

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO March 31, 2021

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Entertainment (continued)
Live Nation Entertainment, Inc.†	4.75%	10/15/2027	$660	$665,983
Penn National Gaming, Inc.†	5.625%	1/15/2027	608	630,727
Scientific Games International, Inc.†	7.25%	11/15/2029	622	675,921
Total				3,518,880

Environmental Services 0.08%
Stericycle, Inc.†	3.875%	1/15/2029	528	522,060

Financial Services 1.83%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.50%	1/15/2025	1,388	1,456,497
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.875%	1/23/2028	916	960,369
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.875%	1/16/2024	523	569,390
Ally Financial, Inc.	8.00%	11/1/2031	467	651,134
Aviation Capital Group LLC†	1.95%	1/30/2026	332	323,690
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.25%	4/15/2026	1,379	1,445,674
Brightsphere Investment Group, Inc.	4.80%	7/27/2026	489	530,216
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	962	921,262
International Lease Finance Corp.	5.875%	8/15/2022	156	166,862
Nationstar Mortgage Holdings, Inc.†	5.50%	8/15/2028	624	627,697
Navient Corp.	5.00%	3/15/2027	1,091	1,095,233
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	541	599,457
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	677	699,006
OneMain Finance Corp.	5.375%	11/15/2029	1,093	1,165,411
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.†	3.625%	3/1/2029	993	957,624
SURA Asset Management SA (Colombia)†(d)	4.375%	4/11/2027	247	270,465
Total				12,439,987

Food 0.51%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.875%	2/15/2030	590	607,110
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.†	6.50%	4/15/2029	588	665,351
Kraft Heinz Foods Co.	4.375%	6/1/2046	1,571	1,646,033
Minerva Luxembourg SA (Luxembourg)†(d)	5.875%	1/19/2028	503	533,935
Total				3,452,429

126	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO March 31, 2021

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Health Care Products 0.37%
Alcon Finance Corp.†	2.60%	5/27/2030	$2,490	$2,499,834

Health Care Services 2.19%
Advocate Health & Hospitals Corp.	2.211%	6/15/2030	883	877,393
Anthem, Inc.	2.25%	5/15/2030	1,632	1,607,474
Centene Corp.	3.375%	2/15/2030	605	611,616
CommonSpirit Health	3.347%	10/1/2029	2,160	2,308,728
DaVita, Inc.†	3.75%	2/15/2031	673	643,122
HCA, Inc.	4.125%	6/15/2029	2,089	2,317,373
HCA, Inc.	4.50%	2/15/2027	820	920,398
HCA, Inc.	5.25%	6/15/2026	886	1,018,976
Legacy LifePoint Health LLC†	6.75%	4/15/2025	628	668,820
New York and Presbyterian Hospital (The)	3.954%	8/1/2119	189	202,267
Radiology Partners, Inc.†	9.25%	2/1/2028	657	716,951
Seattle Children's Hospital	2.719%	10/1/2050	853	783,140
Select Medical Corp.†	6.25%	8/15/2026	571	607,715
Surgery Center Holdings, Inc.†	10.00%	4/15/2027	588	649,373
Tenet Healthcare Corp.†	6.25%	2/1/2027	885	935,675
Total				14,869,021

Household Equipment/Products 0.12%
Kimberly-Clark de Mexico SAB de CV (Mexico)†(d)	3.80%	4/8/2024	100	106,950
Newell Brands, Inc.	5.875%	4/1/2036	580	713,400
Total				820,350

Investment Management Companies 0.05%
Temasek Financial I Ltd. (Singapore)†(d)	2.50%	10/6/2070	380	333,096

Leisure 0.30%
Carnival Corp.†	7.625%	3/1/2026	397	426,993
Carnival Corp.†	11.50%	4/1/2023	855	981,288
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025	558	651,465
Total				2,059,746

Lodging 0.20%
Boyd Gaming Corp.	4.75%	12/1/2027	406	414,569
Boyd Gaming Corp.	6.00%	8/15/2026	268	279,705
MGM Resorts International	5.50%	4/15/2027	643	692,128
Total				1,386,402

See Notes to Schedule of Investments.	127

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO March 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Machinery: Agricultural 0.68%
BAT Capital Corp.	4.70%		4/2/2027		$487	$548,896
BAT Capital Corp.	4.906%		4/2/2030		2,104	2,404,928
MHP Lux SA (Luxembourg)†(d)	6.25%		9/19/2029		1,240	1,242,957
MHP Lux SA (Luxembourg)†(d)	6.95%		4/3/2026		370	389,684
Total						4,586,465

Machinery: Industrial/Specialty 0.43%
nVent Finance Sarl (Luxembourg)(d)	4.55%		4/15/2028		2,040	2,162,736
Vertical US Newco, Inc.†	5.25%		7/15/2027		702	736,223
Total						2,898,959

Manufacturing 0.35%
General Electric Co.	3.514% (3 Mo. LIBOR + 3.33%	)#	–	(e)	2,512	2,376,980

Media 1.11%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%		3/1/2030		645	669,187
Cox Communications, Inc.†	8.375%		3/1/2039		1,646	2,671,710
CSC Holdings LLC†	5.50%		4/15/2027		563	591,910
DISH DBS Corp.	7.75%		7/1/2026		618	682,890
Globo Comunicacao e Participacoes SA (Brazil)†(d)	4.875%		1/22/2030		950	959,908
Gray Television, Inc.†	7.00%		5/15/2027		280	304,850
Scripps Escrow, Inc.†	5.875%		7/15/2027		603	624,859
Time Warner Cable LLC	7.30%		7/1/2038		211	293,724
Time Warner Entertainment Co. LP	8.375%		7/15/2033		502	727,482
Total						7,526,520

Metals & Minerals: Miscellaneous 1.36%
Anglo American Capital plc (United Kingdom)†(d)	4.00%		9/11/2027		1,457	1,607,639
Anglo American Capital plc (United Kingdom)†(d)	4.75%		4/10/2027		1,530	1,756,617
Antofagasta plc (Chile)†(d)	2.375%		10/14/2030		656	642,582
Freeport-McMoRan, Inc.	4.125%		3/1/2028		1,282	1,350,042
Freeport-McMoRan, Inc.	4.25%		3/1/2030		307	327,244
Glencore Funding LLC†	4.875%		3/12/2029		2,494	2,844,934
Hecla Mining Co.	7.25%		2/15/2028		618	663,577
Total						9,192,635

Natural Gas 0.61%
National Fuel Gas Co.	5.50%		1/15/2026		1,122	1,283,344
NiSource, Inc.	3.49%		5/15/2027		2,631	2,858,692
Total						4,142,036

128	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil 3.29%
Apache Corp.	4.375%		10/15/2028	$763	$761,856
California Resources Corp.†	7.125%		2/1/2026	342	348,484
Continental Resources, Inc.	3.80%		6/1/2024	660	677,738
Continental Resources, Inc.†	5.75%		1/15/2031	905	1,023,881
Diamondback Energy, Inc.	3.125%		3/24/2031	1,479	1,477,810
Diamondback Energy, Inc.	3.50%		12/1/2029	756	785,184
Diamondback Energy, Inc.	4.75%		5/31/2025	599	669,996
Empresa Nacional del Petroleo (Chile)†(d)	3.75%		8/5/2026	750	790,731
Equinor ASA (Norway)(d)	7.15%		11/15/2025	605	756,988
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%		2/1/2029	977	987,381
Laredo Petroleum, Inc.	9.50%		1/15/2025	1,499	1,444,316
MEG Energy Corp. (Canada)†(d)	5.875%		2/1/2029	365	366,825
MEG Energy Corp. (Canada)†(d)	7.125%		2/1/2027	1,192	1,250,855
Murphy Oil Corp.	5.875%		12/1/2027	1,023	1,003,502
Occidental Petroleum Corp.	6.125%		1/1/2031	1,086	1,201,197
Ovintiv, Inc.	6.50%		2/1/2038	549	664,350
Petroleos Mexicanos (Mexico)(d)	4.50%		1/23/2026	956	950,818
Petroleos Mexicanos (Mexico)(d)	5.35%		2/12/2028	2,750	2,678,775
Saudi Arabian Oil Co. (Saudi Arabia)†(d)	2.875%		4/16/2024	1,050	1,106,942
SM Energy Co.	5.625%		6/1/2025	304	281,834
SM Energy Co.	6.75%		9/15/2026	376	348,129
Southwestern Energy Co.	7.75%		10/1/2027	620	663,788
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(d)	3.25%		8/15/2030	470	469,588
Transocean Guardian Ltd.†	5.875%		1/15/2024	1,414	1,239,682
Viper Energy Partners LP†	5.375%		11/1/2027	318	331,316
Total					22,281,966

Oil: Crude Producers 1.06%
Abu Dhabi Crude Oil Pipeline LLC
(United Arab Emirates)†(d)	4.60%		11/2/2047	320	362,219
AI Candelaria Spain SLU (Spain)†(d)	7.50%		12/15/2028	250	282,516
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078	825	663,543
Cheniere Corpus Christi Holdings LLC	3.70%		11/15/2029	384	405,431
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(d)	3.25%		9/30/2040	1,413	1,353,324
Sabine Pass Liquefaction LLC	5.875%		6/30/2026	2,694	3,157,927
Western Midstream Operating LP	5.30%		2/1/2030	905	983,930
Total					7,208,890

See Notes to Schedule of Investments.	129

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic 0.23%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	3.337%	12/15/2027	$1,460	$1,564,199

Paper & Forest Products 0.12%
Suzano Austria GmbH (Brazil)(d)	3.75%	1/15/2031	821	846,110

Real Estate Investment Trusts 1.97%
Country Garden Holdings Co. Ltd. (China)(d)	4.75%	1/17/2023	226	231,644
Country Garden Holdings Co. Ltd. (China)(d)	4.75%	9/28/2023	993	1,015,750
EPR Properties	4.95%	4/15/2028	1,069	1,101,578
Equinix, Inc.	1.55%	3/15/2028	1,856	1,775,843
ESH Hospitality, Inc.†	4.625%	10/1/2027	654	692,514
HAT Holdings I LLC/HAT Holdings II LLC†	5.25%	7/15/2024	1,324	1,369,651
Healthcare Trust of America Holdings LP	3.10%	2/15/2030	895	924,997
Kaisa Group Holdings Ltd. (China)(d)	9.375%	6/30/2024	330	317,603
Kaisa Group Holdings Ltd. (China)†(d)	11.95%	10/22/2022	390	410,914
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%	10/1/2028	644	684,008
Sunac China Holdings Ltd. (China)(d)	5.95%	4/26/2024	200	202,442
VEREIT Operating Partnership LP	4.875%	6/1/2026	1,738	1,991,415
WEA Finance LLC†	2.875%	1/15/2027	1,400	1,393,593
Yuzhou Group Holdings Co. Ltd. (China)(d)	6.00%	10/25/2023	270	241,304
Zhenro Properties Group Ltd. (China)(d)	8.65%	1/21/2023	1,000	1,032,473
Total				13,385,729

Retail 1.36%
Carvana Co.†	5.875%	10/1/2028	633	649,616
Gap, Inc. (The)†	8.625%	5/15/2025	564	632,385
IRB Holding Corp.†	7.00%	6/15/2025	576	621,058
Kohl’s Corp.	5.55%	7/17/2045	1,170	1,329,190
L Brands, Inc.†	6.625%	10/1/2030	619	707,935
L Brands, Inc.	6.875%	11/1/2035	587	700,461
Murphy Oil USA, Inc.†	3.75%	2/15/2031	342	336,802
Murphy Oil USA, Inc.	4.75%	9/15/2029	357	375,676
Nordstrom, Inc.	4.375%	4/1/2030	1,027	1,052,518
Party City Holdings, Inc.†	8.75%	2/15/2026	672	693,420
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028	739	756,706
Rite Aid Corp.†	8.00%	11/15/2026	1,278	1,343,497
Total				9,199,264

130	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Steel 0.28%
Cleveland-Cliffs, Inc.†	4.625%		3/1/2029	$567	$566,745
Cleveland-Cliffs, Inc.	5.875%		6/1/2027	659	682,889
GUSAP III LP†	4.25%		1/21/2030	635	669,461
Total					1,919,095

Technology 1.13%
Baidu, Inc. (China)(d)	2.375%		10/9/2030	510	493,956
JD.com, Inc. (China)(d)	3.375%		1/14/2030	1,585	1,636,578
Match Group Holdings II LLC†	5.00%		12/15/2027	302	317,420
Match Group Holdings II LLC†	5.625%		2/15/2029	287	308,525
Meituan (China)†(d)	3.05%		10/28/2030	740	720,627
Netflix, Inc.	6.375%		5/15/2029	1,326	1,645,898
Prosus NV (Netherlands)†(d)	3.832%		2/8/2051	1,100	968,542
Prosus NV (Netherlands)†(d)	5.50%		7/21/2025	770	875,767
Uber Technologies, Inc.†	8.00%		11/1/2026	622	674,481
Total					7,641,794

Telecommunications 0.39%
Frontier Communications Corp.†	5.00%		5/1/2028	759	774,373
LogMeIn, Inc.†	5.50%		9/1/2027	627	657,177
Sprint Capital Corp.	6.875%		11/15/2028	492	621,320
Zayo Group Holdings, Inc.†	4.00%		3/1/2027	602	592,251
Total					2,645,121

Toys 0.02%
Mattel, Inc.†	6.75%		12/31/2025	116	122,084

Transportation: Miscellaneous 0.20%
Watco Cos LLC/Watco Finance Corp.†	6.50%		6/15/2027	629	664,145
XPO Logistics, Inc.†	6.25%		5/1/2025	620	667,951
Total					1,332,096

Utilities 0.09%
Aegea Finance Sarl (Luxembourg)†(d)	5.75%		10/10/2024	574	596,432
Total Corporate Bonds (cost $221,356,819)					228,477,427

FLOATING RATE LOANS(f) 1.80%

Aerospace/Defense 0.10%
WP CPP Holdings, LLC 2018 Term Loan	–	(g)	4/30/2025	698	680,978

Air Transportation 0.29%
AAdvantage Loyalty IP Ltd. 2021 Term Loan	–	(g)	4/20/2028	1,907	1,956,613

See Notes to Schedule of Investments.	131

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Business Services 0.20%
KUEHG Corp. 2018 Incremental Term Loan	4.75% (3 Mo. LIBOR + 3.75%	)	2/21/2025		$695	$681,161
Learning Care Group, Inc. 2018 1st Lien Term Loan	–	(g)	3/13/2025		701	688,563
Total						1,369,724

Entertainment 0.21%
Playtika Holding Corp 2021 Term Loan	–	(g)	3/13/2028		1,436	1,430,036

Financial Services 0.10%
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	4.453% (3 Mo. LIBOR + 4.25%	)	7/30/2025		702	672,272

Health Care Services 0.20%
Heartland Dental, LLC 2018 1st Lien Term Loan	3.609% (1 Mo. LIBOR + 3.50%	)	4/30/2025		694	683,622
MED ParentCo LP 1st Lien Delayed Draw Term Loan	4.359% (1 Mo. LIBOR + 4.25%	)	8/31/2026		139	137,681
MED ParentCo LP 1st Lien Term Loan	4.359% (1 Mo. LIBOR + 4.25%	)	8/31/2026		553	549,030
Total						1,370,333

Leisure 0.10%
Amer Sports Oyj EUR Term Loan B(h)	–	(g)	3/30/2026	EUR	572	664,672

Lodging 0.10%
Playa Resorts Holding B.V. 2017 Term Loan B (Netherlands)(d)	3.75% (1 Mo. LIBOR + 2.75%	)	4/29/2024		$698	672,804

Media 0.10%
A-L Parent LLC 2016 1st Lien Term Loan	–	(g)	12/1/2023		698	644,299

Miscellaneous 0.20%
Cvent, Inc. 1st Lien Term Loan	–	(g)	11/29/2024		698	681,295
MND Holdings III Corp 2018 1st Lien Term Loan	4.50% (3 Mo. LIBOR + 3.50%	)	6/19/2024		728	706,630
Total						1,387,925

Oil 0.10%
Brazos Delaware II, LLC Term Loan B	4.111% (1 Mo. LIBOR + 4.00%	)	5/21/2025		737	690,514

132	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO March 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Transportation: Miscellaneous 0.10%
American Trailer World Corp. Term Loan B	4.50% (1 Mo. LIBOR + 3.75%	)	2/17/2028	$675	$671,628
Total Floating Rate Loans (cost $12,086,220)					12,211,798

FOREIGN GOVERNMENT OBLIGATIONS 3.11%

Dominican Republic 0.10%
Dominican Republic†(d)	4.875%		9/23/2032	691	706,547

Egypt 0.33%
Republic of Egypt†(d)	4.55%		11/20/2023	200	205,054
Republic of Egypt†(d)	6.125%		1/31/2022	220	226,425
Republic of Egypt†(d)	6.588%		2/21/2028	575	591,255
Republic of Egypt†(d)	7.60%		3/1/2029	995	1,061,879
Republic of Egypt†(d)	7.903%		2/21/2048	200	188,893
Total					2,273,506

Ghana 0.21%
Republic of Ghana†(d)	6.375%		2/11/2027	1,455	1,409,763

Indonesia 0.45%
Republic of Indonesia(d)	1.85%		3/12/2031	3,160	3,039,475

Nigeria 0.29%
Republic of Nigeria†(d)	6.375%		7/12/2023	600	644,250
Republic of Nigeria†(d)	7.143%		2/23/2030	1,265	1,293,659
Total					1,937,909

Peru 0.21%
Peruvian Government International Bond(d)	2.392%		1/23/2026	1,366	1,408,647

Qatar 0.79%
State of Qatar†(d)	3.25%		6/2/2026	2,755	2,997,853
State of Qatar†(d)	4.00%		3/14/2029	1,725	1,962,481
State of Qatar†(d)	5.103%		4/23/2048	310	392,843
Total					5,353,177

Saudi Arabia 0.22%
Saudi International Bond†(d)	3.25%		10/22/2030	1,400	1,476,048

Sri Lanka 0.16%
Republic of Sri Lanka†(d)	5.875%		7/25/2022	1,340	1,055,250

See Notes to Schedule of Investments.	133

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO March 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Turkey 0.30%
Republic of Turkey(d)	4.25%		4/14/2026	$820	$747,022
Republic of Turkey(d)	5.25%		3/13/2030	445	396,348
Republic of Turkey(d)	5.75%		3/22/2024	510	506,387
Turkiye Ihracat Kredi Bankasi AS†(d)	8.25%		1/24/2024	400	417,837
Total					2,067,594

Ukraine 0.05%
Ukraine Government International Bond†(d)	7.75%		9/1/2024	299	323,962
Total Foreign Government Obligations (cost $20,776,039)					21,051,878

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.07%
Federal Home Loan Mortgage Corp. Q001 XA IO	2.147%	#(i)	2/25/2032	2,635	304,388
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(i)	2/16/2053	161	167,157
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $471,575)					471,545

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 13.62%
Fannie Mae or Freddie Mac(j)	2.50%		TBA	9,356	9,601,595
Federal National Mortgage Assoc.	2.49% (12 Mo. LIBOR + 1.79%	)#	3/1/2042	191	201,928
Federal National Mortgage Assoc.(j)	3.00%		TBA	18,883	19,670,038
Federal National Mortgage Assoc.	3.50%		9/1/2047 - 3/1/2050	8,771	9,417,409
Federal National Mortgage Assoc.(j)	3.50%		TBA	37,800	39,933,632
Ginnie Mae(j)	2.50%		TBA	13,100	13,517,563
Total Government Sponsored Enterprises Pass-Throughs (cost $92,323,981)					92,342,165

MUNICIPAL BONDS 1.14%

Miscellaneous
California	7.30%		10/1/2039	235	358,661
California	7.625%		3/1/2040	350	561,920
California Health Facilities Financing Authority	3.034%		6/1/2034	350	357,563
County of Miami-Dade FL	2.786%		10/1/2037	210	203,069
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	646	673,558
Massachusetts School Building Authority	3.395%		10/15/2040	895	940,035
Michigan Finance Authority	3.084%		12/1/2034	940	987,934
New Jersey Transportation Trust Fund Authority	4.081%		6/15/2039	170	179,356
New Jersey Transportation Trust Fund Authority	4.131%		6/15/2042	1,140	1,195,939
New York City Transitional Finance Authority Futur	1.95%		8/1/2034	835	777,139

134	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO March 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Miscellaneous (continued)
Oregon State University (BAM)	3.424%		3/1/2060	$1,147	$1,152,032
Regents of the University of California Medical Center	3.006%		5/15/2050	375	360,876
Total Municipal Bonds (cost $7,832,474)					7,748,082

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.50%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(i)	12/25/2059	250	252,161
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.056% (1 Mo. LIBOR + .95%	)#	6/15/2035	1,050	1,051,238
BBCMS Mortgage Trust 2019-BWAY A†	1.062% (1 Mo. LIBOR + .96%	)#	11/15/2034	655	653,389
BBCMS Mortgage Trust 2019-BWAY B†	1.416% (1 Mo. LIBOR + 1.31%	)#	11/15/2034	288	286,194
Benchmark Mortgage Trust 2018-B5 C	4.61%	#(i)	7/15/2051	850	928,036
BFLD 2019-DPLO E†	2.346% (1 Mo. LIBOR + 2.24%	)#	10/15/2034	1,910	1,897,663
BX Trust 2018-GW A†	0.906% (1 Mo. LIBOR + .80%	)#	5/15/2035	1,710	1,711,872
BX Trust 2019-OC11 A†	3.202%		12/9/2041	1,251	1,310,630
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	1,250	927,999
Commercial Mortgage Pass-Through Certificates 2014-CR17 A5	3.977%		5/10/2047	1,000	1,087,325
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	0.971%	#(i)	8/10/2047	495	12,810
Commercial Mortgage Pass-Through Certificates 2015-PC1 AM	4.29%	#(i)	7/10/2050	510	562,564
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.325%	#(i)	7/10/2050	178	190,771
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.325%	#(i)	7/10/2050	730	733,914
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.325%	#(i)	7/10/2050	574	482,848
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24%	#(i)	2/25/2050	594	603,887
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	1,141	1,149,427
CSAIL Commercial Mortgage Trust 2015-C2 C	4.19%	#(i)	6/15/2057	700	671,967
CSAIL Commercial Mortgage Trust 2019-C18 AS	3.321%		12/15/2052	709	754,608
CSMC Series 2019-UVIL A†	3.16%		12/15/2041	2,183	2,241,669

See Notes to Schedule of Investments.	135

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO March 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DBWF Mortgage Trust 2018-GLKS A†	1.14% (1 Mo. LIBOR + 1.03%	)#	12/19/2030	$1,100	$1,101,254
Deephaven Residential Mortgage Trust 2019-4A A1†	2.791%	#(i)	10/25/2059	430	435,478
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(i)	1/25/2060	359	363,569
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	267	272,383
Great Wolf Trust 2019-WOLF A†	1.14% (1 Mo. LIBOR + 1.03%)	#	12/15/2036	3,216	3,216,480
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.056% (1 Mo. LIBOR + .95%)	#	7/15/2035	682	682,042
GS Mortgage Securities Trust 2015-GC32 C	4.423%	#(i)	7/10/2048	195	208,067
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	668	582,233
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(i)	8/5/2034	629	435,979
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.268%	#(i)	7/15/2048	374	397,760
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.009%	#(i)	10/5/2031	450	442,997
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.406% (1 Mo. LIBOR + 1.30%	)#	6/15/2032	995	997,229
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN†	2.02% (1 Mo. LIBOR + 1.02%	)#	11/15/2035	542	542,261
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.053% (1 Mo. LIBOR + .95%	)#	7/5/2033	365	365,442
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	1.353% (1 Mo. LIBOR + 1.25%	)#	7/5/2033	1,130	1,132,338
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	340	359,401
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	453	478,342
Life 2021-BMR Mortgage Trust 2021-BMR E†	1.856% (1 Mo. LIBOR + 1.75%	)#	3/15/2038	800	803,135
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	10	6,743
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2 IO	0.565%	#(i)	7/15/2050	15,077	313,782

136	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO March 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(i)	1/26/2060	$233	$236,942
One New York Plaza Trust 2020-1NYP B†	1.606% (1 Mo. LIBOR + 1.50%	)#	1/15/2026	1,660	1,679,737
PFP Ltd. 2019-6 A†	1.156% (1 Mo. LIBOR + 1.05%	)#	4/14/2037	628	629,614
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	515	524,721
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(i)	2/25/2024	171	173,669
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(i)	2/25/2050	347	353,933
Starwood Mortgage Residential Trust 2020-3 A1†	1.486%	#(i)	4/25/2065	1,558	1,576,427
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	5	5,038
UBS-BAMLL Trust 2012-WRM E†	4.238%	#(i)	6/10/2030	595	258,478
UBS-Barclays Commercial Mortgage Trust 2012-C3 B†	4.365%	#(i)	8/10/2049	200	207,987
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	764	773,475
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	1,417	1,420,972
Vista Point Securitization Trust 2020-2 A1†	1.475%	#(i)	4/25/2065	922	927,074
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.274%	#(i)	7/15/2046	364	191,668
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.094%	#(i)	5/15/2048	1,489	1,431,658
Wells Fargo Commercial Mortgage Trust 2015-SG1 B	4.463%	#(i)	9/15/2048	650	657,374
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	#(i)	7/15/2048	213	208,599
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	4.989%	#(i)	1/15/2059	434	414,943
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785%	#(i)	11/15/2050	1,630	1,766,372
Total Non-Agency Commercial Mortgage-Backed Securities (cost $43,869,459)					44,086,568

U.S. TREASURY OBLIGATIONS 32.98%
U.S. Treasury Bill	Zero Coupon		4/29/2021	47,434	47,433,815
U.S. Treasury Bill	Zero Coupon		7/29/2021	62,165	62,161,918
U.S. Treasury Bond	1.125%		5/15/2040	16,772	13,690,800
U.S. Treasury Bond	1.625%		11/15/2050	7,321	6,102,740

See Notes to Schedule of Investments.	137

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO March 31, 2021

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bond	2.375%	11/15/2049	$1,271	$1,263,230
U.S. Treasury Note	0.125%	10/31/2022	8,113	8,113,000
U.S. Treasury Note	0.125%	12/15/2023	37,153	36,993,358
U.S. Treasury Note	0.375%	11/30/2025	13,425	13,133,950
U.S. Treasury Note	0.625%	8/15/2030	27,436	24,868,162
U.S. Treasury Note	1.125%	2/29/2028	10,040	9,865,869
Total U.S. Treasury Obligations (cost $226,677,723)				223,626,842
Total Long-Term Investments (cost $748,463,107)				753,519,424

138	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO March 31, 2021

	Principal
	Amount	Fair
Investments	(000)	Value
SHORT-TERM INVESTMENTS 1.66%

REPURCHASE AGREEMENTS
Repurchase Agreement dated 3/31/2021, 0.00% due 4/1/2021 with Fixed Income Clearing Corp. collateralized by $11,499,400 of U.S. Treasury Note at 0.125% due 12/15/2023; value: $11,455,967; proceeds: $11,231,272 (cost $11,231,272)	11,231	$11,231,272
Total Investments in Securities 112.78% (cost $759,694,379)		764,750,696
Liabilities in Excess of Cash and Other Assets(k) (12.78%)		(86,649,436)
Net Assets 100.00%		$678,101,260

EUR	Euro.
BAM	Insured by - Build America Mutual.
CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2021, the total value of Rule 144A securities was $216,970,370, which represents 32.00% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2021.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Foreign security traded in U.S. dollars.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2021.
(g)	Interest rate to be determined.
(h)	Investment in non-U.S. dollar denominated securities.
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(k)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Schedule of Investments.	139

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO March 31, 2021

Open Forward Foreign Currency Exchange Contracts at March 31, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Buy	Goldman Sachs	7/20/2021	486,000	$ 386,079	$ 386,775	$696
Canadian dollar	Sell	Toronto Dominion Bank	7/20/2021	486,000	389,395	386,775	2,620
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$3,316

Open Futures Contracts at March 31, 2021:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 10-Year Treasury Note	June 2021	29	Short	$(3,881,873)	$(3,797,188)	$84,685
U.S. 10-Year Ultra Treasury Note	June 2021	400	Short	(59,457,712)	(57,475,000)	1,982,712
Total Unrealized Appreciation on Open Futures Contracts						$2,067,397

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 2-Year Treasury Note	June 2021	703	Long	$155,306,624	$155,170,773	$(135,851)
U.S. 5-Year Treasury Note	June 2021	444	Long	55,332,403	54,788,907	(543,496)
U.S. Long Bond	June 2021	205	Long	32,823,887	31,691,719	(1,132,168)
U.S. Ultra Treasury Bond	June 2021	212	Long	40,015,565	38,418,375	(1,597,190)
Total Unrealized Depreciation on Open Futures Contracts						$(3,408,705)

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$54,398,596	$1,127,174	$55,525,770
Remaining Industries	–	67,977,349	–	67,977,349
Corporate Bonds	–	228,477,427	–	228,477,427
Floating Rate Loans	–	12,211,798	–	12,211,798
Foreign Government Obligations	–	21,051,878	–	21,051,878
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	471,545	–	471,545
Government Sponsored Enterprises Pass-Throughs	–	92,342,165	–	92,342,165
Municipal Bonds	–	7,748,082	–	7,748,082
Non-Agency Commercial Mortgage-Backed Securities	–	44,086,568	–	44,086,568
U.S. Treasury Obligations	–	223,626,842	–	223,626,842
Short-Term Investments
Repurchase Agreements	–	11,231,272	–	11,231,272
Total	$–	$763,623,522	$1,127,174	$764,750,696

140	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

TOTAL RETURN PORTFOLIO March 31, 2021

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$3,316	$–	$3,316
Liabilities	–	–	–	–
Futures Contracts
Assets	2,067,397	–	-	2,067,397
Liabilities	(3,408,705)	–	–	(3,408,705)
Total	$(1,341,308)	$3,316	$–	$(1,337,992)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	141

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of the following nine portfolios (separately, a “Fund” and collectively, the “Funds”): Bond Debenture Portfolio (“Bond Debenture”), Developing Growth Portfolio (“Developing Growth”), Dividend Growth Portfolio (“Dividend Growth”), Fundamental Equity Portfolio (“Fundamental Equity”), Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), Mid Cap Stock Portfolio (“Mid Cap Stock”), Short Duration Income Portfolio ("Short Duration Income") and Total Return Portfolio (“Total Return”). Each Fund is diversified as defined in the Act.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC ("Lord Abbett"), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the

142

Notes to Schedule of Investments (unaudited)(continued)

Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund's investments and other financial instruments as of March 31, 2021 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund's Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

143

Notes to Schedule of Investments (unaudited)(concluded)

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. (the “agent”) for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by the Funds’ agent; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

For the period ended March 31, 2021, the market value of securities loaned and collateral received for the Funds were as follows:

Fund	Market Value of Securities Loaned	Collateral Received
Developing Growth Portfolio	$1,172,162	$1,131,905
Bond Debenture Portfolio	4,868,502	4,862,100

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